       As Filed with the Securities and Exchange Commission On July 28, 2000

                                                 File Nos. 33-59692 and 811-7584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 39 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 40 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
               (Address of Principal Executive Offices) (Zip Code)

                                 (301) 468-8520
              (Registrant's Telephone Number, Including Area Code)

                              Albert P. Viragh, Jr.
                            6116 Executive Boulevard
                                    Suite 400
                            Rockville, Maryland 20852
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                  W. John McGuire                    John H. Grady, Jr., Esq.
                  Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
                  1800 M Street, N.W.                1701 Market Street
                  Washington, D.C. 20036             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b) of rule 485
---
 X   on (August 1, 2000) pursuant to paragraph (b)(1)(v) of rule 485
---
     60 days after filing pursuant to paragraph (a)(1) of rule 485
---
     on (date) pursuant to paragraph (a)(1) of rule 485
---
     75 days after filing pursuant to paragraph (a)(2) of rule 485
---
     on (date) pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

[GRAPHIC]


THE RYDEX
SERIES FUNDS
INVESTOR CLASS SHARES










[LOGO]
RYDEX-Registered Trademark-
---------------------------
TOOLS THAT POWER PORTFOLIOS

"RYDEX established itself as a market innovator when it introduced the first successful, targeted leveraged portfolio in 1993. Rydex offers an objective, quantitative approach to investing with funds that are designed to correlate to specific benchmarks or market segments and are not subject to the market predictions typically utilized by actively managed funds."

-SKIP VIRAGH, FOUNDER AND PRESIDENT










NOT PART OF THE PROSPECTUS

[GRAPHIC]


AN INDUSTRY
LEADER


Rydex has set itself apart in the financial services industry by offering innovative products and services requested by the investment community. In 1993 we launched the first successful leveraged benchmark-based fund, the Rydex Nova Fund. Since then, we have added five more benchmark based funds, 17 sector funds, two international funds, and a government money market fund.

Today, Rydex Series Funds are among the fastest growing in the industry.*










*STRATEGIC INSIGHT, MAY 2000

NOT PART OF THE PROSPECTUS

[GRAPHIC]


RYDEX
SERIES FUNDS


The Rydex Series Funds offers flexibility and variety to sophisticated investors. Rydex employs a quantitative investment style. Our objective is to deliver market exposure that will effectively accommodate a broad range of asset allocation investment disciplines including:

- Strategic asset allocation
- Tactical asset allocation
- Sector rotation
- Market timing










NOT PART OF THE PROSPECTUS

                                                         RYDEX SERIES FUNDS  iii


[GRAPHIC]


TOOLS THAT
POWER
PORTFOLIOS


The Rydex Series Funds, which seek to be fully invested at all times, provide knowledgeable investors from all disciplines the flexibility to benefit from market upturns and downturns. In addition, they permit investors to conduct trades daily at no extra charge and without minimum holding periods.

- The benchmark funds seek to provide investment returns that correlate to the performance of a specific benchmark. With certain funds, we promote the concept of consistently applied leverage within a passive framework. We believe that if leverage is applied consistently over a period of time, the benefits of geometric compounding will be enhanced.

- The team-managed sector funds employ a quantitative model of investing involving screening stocks based on market capitalization, liquidity, and correlation relative to the entire industry sector.

- The international funds are benchmarked to published indices. They allow an investor to take advantage of more of the world's equity market capitalization.


NOT PART OF THE PROSPECTUS

[GRAPHIC]


REASONS TO INVEST WITH THE
RYDEX
SERIES FUNDS


Rydex offers a high level of customer service and the administrative features knowledgeable investors need:

- Trading flexibility with no transaction and redemption fees

- User-friendly client applications

- Monthly statements

- Systematic withdrawal plans

- Accommodation of all retirement accounts and qualified assets

- Dedicated Retirement Specialist Team










NOT PART OF THE PROSPECTUS

                                                           RYDEX SERIES FUNDS  v


[GRAPHIC]



ONLINE
FEATURES


Rydex offers quality administrative features on our interactive Web site, www.rydexfunds.com:

- Online account access

- Daily fund performance with comparisons to indices

- Weekly updates on fund holdings

- Daily NAVs

- Easy-to-download applications, prospectuses, and marketing material

- Account trading










NOT PART OF THE PROSPECTUS

[GRAPHIC]


THE RYDEX
SERIES FUNDS

------------------------------------------------------------------------------------------
BENCHMARK FUNDS                 FUND OBJECTIVE                           SYMBOLS
------------------------------------------------------------------------------------------
NOVA                            To provide investment returns that       RYNVX (INVESTOR)
                                correspond to 150% of the daily          RYNAX (ADVISOR)
                                performance of the S&P 500 Index.

URSA                            To provide investment returns that       RYURX (INVESTOR)
                                correspond to the inverse                RYUAX (ADVISOR)
                                (opposite) of the daily performance
                                of the S&P 500 Index.

OTC                             To provide investment returns that       RYOCX (INVESTOR)
                                correspond to the performance of         RYAOX (ADVISOR)
                                the NASDAQ 100 Index.

ARKTOS                          To provide investment returns that       RYAIX (INVESTOR)
                                correspond to the inverse
                                (opposite) of the daily performance
                                of the NASDAQ 100 Index.

U.S. GOV'T BOND                 To provide investment returns that       RYGBX (INVESTOR)
                                correspond to 120% of the daily
                                performance of the current 30-year
                                U.S. Treasury Bond.

JUNO                            To provide investment returns that       RYJUX (INVESTOR)
                                correspond to the inverse (opposite)
                                of the daily performance of the
                                current 30-year U.S. Treasury Bond.

------------------------------------------------------------------------------------------
SECTOR FUNDS                    FUND OBJECTIVE                           SYMBOLS
------------------------------------------------------------------------------------------
BANKING                         To provide capital appreciation by       RYKIX (INVESTOR)
                                investing in companies involved in       RYKAX (ADVISOR)
                                the banking sector.

BASIC MATERIALS                 To provide capital appreciation by       RYBIX (INVESTOR)
                                investing in the mining,                 RYBAX (ADVISOR)
                                manufacture, or sale of basic
                                materials.

BIOTECHNOLOGY                   To provide capital appreciation by       RYOIX (INVESTOR)
                                investing in companies involved in       RYOAX (ADVISOR)
                                research and development, genetic
                                or other biological engineering,
                                and in the design, manufacture, or
                                sale of related biotechnology
                                products and services.

CONSUMER PRODUCTS               To provide capital appreciation by       RYCIX (INVESTOR)
                                investing in companies engaged in        RYCAX (ADVISOR)
                                manufacturing finished goods and
                                services.

ELECTRONICS                     To provide capital appreciation by       RYSIX (INVESTOR)
                                investing in companies that include      RYsAX (ADVISOR)
                                semiconductor manufactures and
                                distributors, and makers and
                                vendors of other electronic
                                components and devices.

ENERGY                          To provide capital appreciation by       RYEIX (INVESTOR)
                                investing in companies involved in       RYEAX (ADVISOR)
                                the exploration, production, and
                                development of oil, gas, coal, and
                                alternative sources of energy.

ENERGY SERVICES                 To provide capital appreciation by       RYVIX (INVESTOR)
                                investing in companies that provide      RYVAX (ADVISOR)
                                services and equipment in the areas
                                of coal, oil, and gas exploration
                                and production.
------------------------------------------------------------------------------------------

NOT PART OF THE PROSPECTUS


                                                         RYDEX SERIES FUNDS  vii


------------------------------------------------------------------------------------------
SECTOR FUNDS                    FUND OBJECTIVE                           SYMBOLS
------------------------------------------------------------------------------------------
FINANCIAL SERVICES              To provide capital appreciation by       RYFIX (INVESTOR)
                                investing in companies involved in       RYFAX (ADVISOR)
                                the financial services sector.

HEALTH CARE                     To provide capital appreciation by       RYHIX (INVESTOR)
                                investing in companies involved in       RYHAX (ADVISOR)
                                the health care industry.

INTERNET                        To provide capital appreciation by       RYiIX (INVESTOR)
                                investing in companies that provide
                                products or services designed for
                                or related to the Internet.

LEISURE                         To provide capital appreciation by       RYLIX (INVESTOR)
                                investing in companies engaged in        RYLAX (ADVISOR)
                                leisure and entertainment
                                businesses.

PRECIOUS METALS                 To provide capital appreciation by       RYPMX (INVESTOR)
                                investing in companies involved in
                                the precious metals sector.

RETAILING                       To provide capital appreciation by       RYRIX (INVESTOR)
                                investing in department stores,          RYRAX (ADVISOR)
                                restaurant franchises, mail order
                                operations, and other companies
                                involved in selling products to
                                consumers.

TECHNOLOGY                      To provide capital appreciation by       RYTIX (INVESTOR)
                                investing in companies including         RYTAX (ADVISOR)
                                computer software and service
                                companies, semiconductor
                                manufacturers, networking and
                                telecommunications equipment
                                manufacturers, PC hardware and
                                peripherals companies.

TELECOMMUNICATIONS              To provide capital appreciation by       RYMIX (INVESTOR)
                                investing in companies engaged in        RYMAX (ADVISOR)
                                the development, manufacture, or
                                sale of communications services or
                                communications equipment.

TRANSPORTATION                  To provide capital appreciation by       RYPIX (INVESTOR)
                                investing in companies engaged in        RYPAX (ADVISOR)
                                the design, manufacture, distribution,
                                or sale of transportation equipment.

UTILITIES                       To provide capital appreciation by       RYUIX (INVESTOR)
                                investing in companies that operate
                                public utilities.
------------------------------------------------------------------------------------------
INTERNATIONAL FUNDS             FUND OBJECTIVE                           SYMBOLS
------------------------------------------------------------------------------------------

LARGE-CAP EUROPE                To provide investment results that       RYEUX
                                correlate to 125% of the Dow Jones
                                Stoxx 50 Index.

LARGE-CAP JAPAN                 To provide investment results that       RYJPX
                                correlate to 125% of the Topix 100
                                Index.
------------------------------------------------------------------------------------------
MONEY MARKET FUND               FUND OBJECTIVE                           SYMBOLS
------------------------------------------------------------------------------------------

U.S. GOV'T MONEY MARKET         To provide security of principal,        RYMXX (INVESTOR)
                                current income, and liquidity by         RYDXX (ADVISOR)
                                investing in securities issued by
                                the U.S. Government and U.S.
                                Government agencies.
------------------------------------------------------------------------------------------

NOT PART OF THE PROSPECTUS

Design: VCG/New York City

[GRAPHIC]


[LOGO]


RYDEX-Registered Trademark
--------------------------
TOOLS THAT POWER PORTFOLIOS

6116 Executive Boulevard, Suite 400
Rockville, Maryland 20852

www.rydexfunds.com

OPENING
AN ACCOUNT AT RYDEX


Investors who wish to open an account directly with Rydex will find an easy and efficient process. Simply complete and sign an account application and send a check to Rydex. If you wish to open your account by bank wire transfer, you may do so as well. Please review the Shareholder Information section of the Prospectus for further details regarding initial purchases including minimum account requirements.










INVESTING IN THE FUNDS INVOLVES CERTAIN RISKS, WHICH MAY INCLUDE INCREASED VOLATILITY DUE TO CONCENTRATION IN A SPECIFIC ECONOMIC SECTOR OR GEOGRAPHIC LOCATION. IN ADDITION, THERE MAY BE INCREASED VOLATILITY DUE TO THE USE OF OPTIONS OR FUTURES.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE RYDEX SERIES FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

RYDEX DISTRIBUTORS, INC.

NOT PART OF THE PROSPECTUS

                                                           AUGUST 1, 2000



RYDEX SERIES FUNDS

PROSPECTUS INVESTOR CLASS SHARES

BENCHMARK FUNDS                  FINANCIAL SERVICES

NOVA                             HEALTH CARE

URSA                             INTERNET

OTC                              LEISURE

ARKTOS                           PRECIOUS METALS

U.S. GOVERNMENT BOND             RETAILING

JUNO                             TECHNOLOGY

SECTOR FUNDS                     TELECOMMUNICATIONS

BANKING                          TRANSPORTATION

BASIC MATERIALS                  UTILITIES

BIOTECHNOLOGY                    INTERNATIONAL FUNDS

CONSUMER PRODUCTS                LARGE-CAP EUROPE

ELECTRONICS                      LARGE-CAP JAPAN

ENERGY                           MONEY MARKET FUND

ENERGY SERVICES                  U.S. GOVERNMENT MONEY MARKET



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



[LOGO]
RYDEX-Registered Trademark-
---------------------------
TOOLS THAT POWER PORTFOLIOS

2


INVESTOR CLASS SHARES
RYDEX SERIES FUNDS


6116 Executive Boulevard, Suite 400
Rockville, Maryland 20852
1.800.820.0888
301.468.8520




BENCHMARK FUNDS

SECTOR FUNDS

INTERNATIONAL FUNDS

MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a no-load mutual fund complex with thirty separate investment portfolios (the "Funds"). This prospectus describes twenty-six Funds, which are grouped into four categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, U.S. Government Bond Fund and Juno Fund.

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

INTERNATIONAL FUNDS - Large-Cap Europe Fund and Large-Cap Japan Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Investor Class Shares of the Benchmark Funds, Sector Funds, and Money Market Fund are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset-allocation investment programs. Shares of the International Funds are sold principally to professional money managers and to private investors whose strategy includes index-based mutual funds. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

                                                                   PROSPECTUS  3


    TABLE OF CONTENTS

    RYDEX BENCHMARK FUNDS

5   COMMON RISK/RETURN INFORMATION
6   NOVA FUND
8   URSA FUND
10  OTC FUND
12  ARKTOS FUND
14  U.S. GOVERNMENT BOND FUND
16  JUNO FUND

    RYDEX SECTOR FUNDS

19  COMMON RISK/RETURN INFORMATION
20  BANKING
22  BASIC MATERIALS
24  BIOTECHNOLOGY
26  CONSUMER PRODUCTS
28  ELECTRONICS
30  ENERGY
32  ENERGY SERVICES
34  FINANCIAL SERVICES
36  HEALTH CARE
38  INTERNET
40  LEISURE
42  PRECIOUS METALS
44  RETAILING
46  TECHNOLOGY
48  TELECOMMUNICATIONS
50  TRANSPORTATION
52  UTILITIES

    RYDEX INTERNATIONAL FUNDS

55  COMMON RISK/RETURN INFORMATION
56  LARGE-CAP EUROPE FUND
58  LARGE-CAP JAPAN FUND

    MONEY MARKET FUND

60  U.S. GOVERNMENT MONEY MARKET FUND

62  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

69  INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

77  RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

80  DISTRIBUTION PLAN

80  DIVIDENDS AND DISTRIBUTIONS

81  TAX INFORMATION

82  MANAGEMENT OF THE FUNDS

84  FINANCIAL HIGHLIGHTS

99  BENCHMARK INFORMATION

BC  ADDITIONAL INFORMATION

4


This page intentionally left blank.

                                                                   PROSPECTUS  5


RYDEX BENCHMARK FUNDS

NOVA FUND

URSA FUND

OTC FUND

ARKTOS FUND

U.S. GOVERNMENT BOND FUND

JUNO FUND


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES
Each Benchmark Fund seeks to provide investment results that match the performance of a specific benchmark.

PRINCIPAL RISKS
MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

6


NOVA FUND
FUND INFORMATION

FUND OBJECTIVE
The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-TM- (the "S&P 500 Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY
Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE
The bar chart and table on the following page show the performance of the Nova Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS  7


NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -4.35%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
----------------------------------------------------------------------------
PAST ONE YEAR                           24.00%                 19.53%
PAST FIVE YEARS                         36.49%                 26.18%
SINCE INCEPTION (07/12/93)              26.80%                 20.10%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Nova Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .75%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .43%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.18%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
                $120           $375           $649          $1,432

8


URSA FUND
FUND INFORMATION


FUND OBJECTIVE
The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Ursa Master Fund will not own the securities included in the index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Ursa Master Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

PERFORMANCE
The bar chart and table on the following page show the performance of the Ursa Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS  9


URSA FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 3.34%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR
A QUARTER WAS -10.86% (QUARTER ENDEDSEPTEMBER 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
----------------------------------------------------------------------------
PAST ONE YEAR                         -12.40%                19.53%
PAST FIVE YEARS                       -17.03%                26.18%
SINCE INCEPTION (01/07/94)            -13.92%                20.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Ursa Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**
  MANAGEMENT FEES ...................................................................  .90%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .41%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.31%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE URSA MASTER FUND.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $133           $415           $718          $1,579

10


OTC FUND
FUND INFORMATION


FUND OBJECTIVE
The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM- (the "NASDAQ 100 Index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the benchmark (the NASDAQ 100 Index). However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE
The bar chart and table on the following page show the performance of the OTC Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  11


OTC FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 0.91%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -9.67% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                 INVESTOR CLASS SHARES     NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         100.65%                101.95%
PAST FIVE YEARS                        56.65%                 55.77%
SINCE INCEPTION (02/14/94)             45.78%                 45.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY
RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the OTC Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .75%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .40%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.15%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $117           $365           $633          $1,398

12


ARKTOS FUND
FUND INFORMATION


FUND OBJECTIVE
The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index. The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the NASDAQ 100 Index is decreasing. When the value of the NASDAQ 100 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the NASDAQ 100 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index, and the Arktos Master Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities, futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                  PROSPECTUS  13


ARKTOS FUND
FUND PERFORMANCE AND FEE INFORMATION


PERFORMANCE
The bar chart and table below show the performance of the Arktos Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -15.51%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN
FOR A QUARTER WAS -5.68% (QUARTER ENDED SEPTEMBER 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -36.08% (QUARTER ENDED DECEMBER 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                 INVESTOR CLASS SHARES     NASDAQ 100 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         -54.31%                101.95%
SINCE INCEPTION (09/03/98)            -60.63%                132.83%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY
RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Arktos Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**
  MANAGEMENT FEES ...................................................................  .90%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .56%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.46%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** THIS TABLE AND THE EXAMPLE BELOW INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE ARKTOS MASTER FUND.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $149           $462           $797          $1,746

14


U.S. GOVERNMENT BOND FUND
FUND INFORMATION


FUND OBJECTIVE
The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds and repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE
The bar chart and table on the following page show the performance of the U.S. Government Bond Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  15


U.S. GOVERNMENT BOND FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 9.90%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.90% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -10.68% (QUARTER ENDED MARCH 31, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                  INVESTOR CLASS SHARES   LEHMAN LONG TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                              -19.08%                      -8.65%
PAST FIVE YEARS                             6.71%                        8.73%
SINCE INCEPTION (01/03/94)                  2.14%                        5.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy or hold Investor Class Shares of the U.S. Government Bond Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .50%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .42%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................  .92%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $94           $293           $509          $1,131

16


JUNO FUND
FUND INFORMATION

FUND OBJECTIVE
The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY
The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Juno Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Juno Master Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

PERFORMANCE
The bar chart and table on the following page show the performance of Juno Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  17


JUNO FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE PERFORMANCE FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -7.02%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.29% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -5.69% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                  INVESTOR CLASS SHARES   LEHMAN LONG TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------------------
PAST ONE YEAR                             20.36%                       -8.65%
SINCE INCEPTION (03/03/95)                 0.03%                        8.06%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Juno Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**
  MANAGEMENT FEES ...................................................................  .90%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .57%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.47%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE JUNO MASTER FUND.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $150           $465           $803          $1,757

18


This page intentionally left blank.

                                                                  PROSPECTUS  19


RYDEX SECTOR FUNDS

BANKING                    INTERNET

BASIC MATERIALS            LEISURE

BIOTECHNOLOGY              PRECIOUS METALS

CONSUMER PRODUCTS          RETAILING

ELECTRONICS                TECHNOLOGY

ENERGY                     TELECOMMUNICATIONS

ENERGY SERVICES            TRANSPORTATION

FINANCIAL SERVICES         UTILITIES

HEALTH CARE


COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES
Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS
MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Funds' securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in a Sector Fund to decrease.

20


BANKING FUND
FUND INFORMATION


FUND OBJECTIVE
The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

PERFORMANCE
The bar chart and table on the following page show the performance of the Banking Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

ctrl+kp_6

                                                                  PROSPECTUS  21


BANKING FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -9.54%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 3.99% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -18.20% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                  INVESTOR CLASS SHARES     S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         -18.86%                19.53%
SINCE INCEPTION (04/01/98)            -16.91%                17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Banking Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .85%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .72%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.57%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $160           $496           $855          $1,867

22


BASIC MATERIALS FUND
FUND INFORMATION

FUND OBJECTIVE
The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

PERFORMANCE
The bar chart and table on the following page show the performance of the Basic Materials Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  23


BASIC MATERIALS FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -29.31%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 18.84% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -8.58% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                  INVESTOR CLASS SHARES     S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         21.90%                 19.53%
SINCE INCEPTION (04/01/98)            -2.77%                 17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Basic Materials Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .85%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .68%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.53%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $156           $483           $834          $1,824

24


BIOTECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE
The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

SMALL ISSUER RISK - Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

PERFORMANCE
The bar chart and table on the following page show the performance of the Biotechnology Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  25


BIOTECHNOLOGY FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 38.39%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 46.37% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 6.95% (QUARTER ENDED JUNE 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                  INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                         96.24%                 19.53%
SINCE INCEPTION (04/01/98)            61.78%                 17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Biotechnology Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .85%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .56%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $144           $446           $771          $1,691

26


CONSUMER PRODUCTS FUND
FUND INFORMATION


FUND OBJECTIVE
The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

PERFORMANCE
The bar chart and table on the following page show the performance of the Consumer Products Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  27


CONSUMER PRODUCTS FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -18.71%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.68% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -14.13% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                  INVESTOR CLASS SHARES     S&P 500 INDEX(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                          2.32%                 19.53%
SINCE INCEPTION (07/06/98)            -3.49%                 17.40%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Consumer Products Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .85%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .51%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
               $138           $431           $745          $1,635

28


ELECTRONICS FUND
FUND INFORMATION


FUND OBJECTIVE
The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

SMALL ISSUER RISK - Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

PERFORMANCE
The bar chart and table on the following page show the performance of the Electronics Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS  29


ELECTRONICS FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 38.05%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER
WAS 48.46% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 11.18% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                          121.57%                 19.53%
SINCE INCEPTION (04/01/98)                              79.84%                 17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Electronics Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ................................................................      85%
  DISTRIBUTION (12b-1) FEES ......................................................     NONE
  OTHER EXPENSES .................................................................     .43%
TOTAL ANNUAL FUND OPERATING EXPENSES ...............................................  1.28%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
               $130           $406           $702          $1,545

30


ENERGY FUND
FUND INFORMATION

FUND OBJECTIVE
The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.


PERFORMANCE
The bar chart and table on the following page show the performance of the Energy Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 31


ENERGY FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 12.31%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER
WAS 12.01% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -0.99% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                           18.68%                 19.53%
SINCE INCEPTION (04/21/98)                               -.53%                 16.97%

(1)THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .85%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .72%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.57%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
              $160           $496           $855          $1,867

32

ENERGY SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE
The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.


PERFORMANCE
The bar chart and table on the following page show the performance of the Energy Services Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 33

ENERGY SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 37.66%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER
WAS 24.38% (QUARTER ENDED MARCH 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -2.88% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                           44.83%                 19.53%
SINCE INCEPTION (04/01/98)                             -18.37%                 17.48%

(1)THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Services Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...................................................................  .85%
  DISTRIBUTION (12b-1) FEES .........................................................  NONE
  OTHER EXPENSES ....................................................................  .72%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.57%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $160           $496           $855          $1,867

34

FINANCIAL SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE
The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.


PERFORMANCE
The bar chart and table on the following page show the performance of the Financial Services Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 35

FINANCIAL SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -1.63%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER
WAS 7.23% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -16.88% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                           -1.46%                 19.53%
SINCE INCEPTION (04/02/98)                              -4.40%                 16.80%

(1)THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Financial Services Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES ..................................................................  .85%
   DISTRIBUTION (12b-1) FEES ........................................................  NONE
   OTHER EXPENSES ...................................................................  .86%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.71%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
              $174           $539           $928          $2,019

36

HEALTH CARE FUND
FUND INFORMATION

FUND OBJECTIVE
The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.


PERFORMANCE
The bar chart and table on the following page show the performance of the Health Care Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 37

HEALTH CARE FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 19.68%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER
WAS 4.76% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -10.49% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                          -13.06%                 19.53%
SINCE INCEPTION (04/17/98)                               0.09%                 17.07%

(1)THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2)THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Health Care Fund.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES ..................................................................  .85%
   DISTRIBUTION (12b-1) FEES ........................................................  NONE
   OTHER EXPENSES ...................................................................  .56%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $144           $446           $771          $1,691

38

INTERNET FUND
FUND INFORMATION

FUND OBJECTIVE
The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market and rapid obsolescence of products.

SMALLER COMPANY RISK - Although securities of large and well-established companies in the Internet sector will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in technology and/or increased competition. Securities of those smaller and/or less seasoned companies may therefore expose shareholders of the Fund to above-average risk.

                                                                   PROSPECTUS 39

INTERNET FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The Internet Fund commenced operations on April 6, 2000. Therefore, it does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Internet Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES* ...................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES ..................................................................  .85%
   DISTRIBUTION (12b-1) FEES ........................................................  NONE
   OTHER EXPENSES** .................................................................  .75%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................................ 1.60%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                  1 YEAR                      3 YEARS
--------------------------------------------------------------------------------
                   $163                         $505

40


LEISURE FUND
FUND INFORMATION

FUND OBJECTIVE
The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.


PERFORMANCE
The bar chart and table on the following page show the performance of the Leisure Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 41


LEISURE FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -7.99%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.73% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -7.43% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------
PAST ONE YEAR                          9.37%                 19.53%
SINCE INCEPTION (04/01/98)             8.98%                 17.48%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Leisure Fund.

SHAREHOLDER FEES* ............................................................... NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ............................................................... .85%
  DISTRIBUTION (12b-1) FEES ..................................................... NONE
  OTHER EXPENSES ................................................................ .73%
TOTAL ANNUAL FUND OPERATING EXPENSES ............................................1.58%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
          $161           $499           $860          $1,878

42


PRECIOUS METALS FUND
FUND INFORMATION

FUND OBJECTIVE
The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could effect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S.
domestic companies.


PERFORMANCE
The bar chart and table on the following page show the performance of the Precious Metals Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund

                                                                   PROSPECTUS 43


PRECIOUS METALS FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------
will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metalsrelated securities.

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -14.92%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.23% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -32.91% (QUARTER ENDED DECEMBER 31, 1997).




AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                        INVESTOR CLASS SHARES     S&P 500 INDEX(2)
------------------------------------------------------------------------------------------
PAST ONE YEAR                                 0.00%                19.53%
PAST FIVE YEARS                             -10.33%                26.18%
SINCE INCEPTION (12/01/93)                  -11.95%                20.95%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Precious Metals Fund.

SHAREHOLDER FEES*..............................................................       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES...........................................................       .75%
     DISTRIBUTION (12b-1) FEES.................................................       NONE
     OTHER EXPENSES............................................................       .48%
TOTAL ANNUAL FUND OPERATING EXPENSES...........................................      1.23%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


        1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
         $125           $390           $676          $1,489

44


RETAILING FUND
FUND INFORMATION

FUND OBJECTIVE
The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.


PERFORMANCE
The bar chart and table on the following page show the performance of the Retailing Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 45


RETAILING FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -20.03%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.62% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -10.56% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)


                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
-----------------------------------------------------------------------------------
PAST ONE YEAR                           12.91%                 19.53%
SINCE INCEPTION (04/01/98)              21.19%                 17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Retailing Fund.

SHAREHOLDER FEES*................................................................     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES..............................................................     .85%
    DISTRIBUTION (12B-1) FEES....................................................     NONE
    OTHER EXPENSES...............................................................     .59%
TOTAL ANNUAL FUND OPERATING EXPENSES.............................................    1.44%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


        1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
         $147           $456           $787          $1,724

46


TECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE
The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.


PERFORMANCE
The bar chart and table on the following page show the performance of the Technology Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 47


TECHNOLOGY FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 2.41%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 39.65% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 4.63% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                           81.16%                 19.53%
SINCE INCEPTION (04/14/98)                              81.47%                 17.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Technology Fund.

SHAREHOLDER FEES*................................................................     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES..............................................................     .85%
    DISTRIBUTION (12B-1) FEES....................................................     NONE
    OTHER EXPENSES...............................................................     .55%
TOTAL ANNUAL FUND OPERATING EXPENSES.............................................    1.40%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

           1 YEAR         3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------------
            $143           $443           $766          $1,680

48


TELECOMMUNICATIONS FUND
FUND INFORMATION

FUND OBJECTIVE
The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.


PERFORMANCE
The bar chart and table on the following page show the performance of the Telecommunications Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 49


TELECOMMUNICATIONS FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -5.94%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.75% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -4.03% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                           58.59%                 19.53%
SINCE INCEPTION (04/01/98)                              47.28%                 17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY
RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Telecommunications Fund.

SHAREHOLDER FEES*..............................................................       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES............................................................       .85%
    DISTRIBUTION (12B-1) FEES..................................................       NONE
    OTHER EXPENSES.............................................................       .64%
TOTAL ANNUAL FUND OPERATING EXPENSES...........................................      1.49%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


         1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
          $152           $471           $813          $1,779

50


TRANSPORTATION FUND
FUND INFORMATION

FUND OBJECTIVE
The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.


PERFORMANCE
The bar chart and table on the following page show the performance of the Transportation Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 51



TRANSPORTATION FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -11.70%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 7.51% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -19.91% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                                 INVESTOR CLASS SHARES     S&P 500 INDEX(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                           -18.36%                19.53%
SINCE INCEPTION (04/02/98)                              -21.29%                16.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Transportation Fund.

SHAREHOLDER FEES*..............................................................       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES............................................................       .85%
    DISTRIBUTION (12b-1) FEES..................................................       NONE
    OTHER EXPENSES.............................................................      1.11%
TOTAL ANNUAL FUND OPERATING EXPENSES...........................................      1.96%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


          1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------
           $199           $615          $1,057         $2,285

52


UTILITIES FUND
FUND INFORMATION

FUND OBJECTIVE
The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources.

                                                                   PROSPECTUS 53


UTILITIES FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The Utilities Fund commenced operations on April 3, 2000. Therefore, it does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Utilities Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES*.............................................................        NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES...........................................................        .85%
    DISTRIBUTION (12b-1) FEES.................................................        NONE
    OTHER EXPENSES**..........................................................        .75%
TOTAL ANNUAL FUND OPERATING EXPENSES..........................................       1.60%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**   OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

         1 YEAR                      3 YEARS
------------------------------------------------------------------------
          $163                         $505

This page intentionally left blank.

                                                                   PROSPECTUS 55

RYDEX INTERNATIONAL FUNDS

LARGE-CAP EUROPE FUND

LARGE-CAP JAPAN FUND


COMMON RISK/RETURN INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
Each International Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The investment objective of each International Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL RISKS
Equity Risk - The equity markets are volatile, and the value of an International Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in an International Fund to decrease.

FOREIGN INVESTING RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

CURRENCY RISK - Under normal circumstances, the International Funds do not plan to hedge against the risk of currency exchange rate fluctuations. As a result, the value of the Funds' assets measured in U.S. dollars will be affected by changes in the exchange rates of currencies in which the Funds' securities are denominated.

56


LARGE-CAP EUROPE FUND
FUND INFORMATION

FUND OBJECTIVE
The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50-SM- Index (the "Stoxx 50 Index").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included on the Stoxx 50 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any International Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. The combined effects of leverage, high portfolio turnover and the time difference between the close of the European markets and the time the Fund prices its shares, may prevent the Fund from achieving close correlation to the Stoxx 50 Index.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease by 125% of the value of any decrease in the Stoxx 50 Index. For example, if the Stoxx 50 Index goes down by 4%, the value of the Fund's shares should go down by 5%.

SWAPCOUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                   PROSPECTUS 57


LARGE-CAP EUROPE FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The Large-Cap Europe Fund commenced operations on May 8, 2000. Therefore, it does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the LARGE-CAP EUROPE FUND.

SHAREHOLDER FEES*..............................................................       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES..............................................................       .90%
  DISTRIBUTION (12b-1) FEES....................................................       .25%
  OTHER EXPENSES**.............................................................       .60%
TOTAL ANNUAL FUND OPERATING EXPENSES...........................................      1.75%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**   OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Large-Cap Europe Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:


             1 YEAR                      3 YEARS
----------------------------------------------------------------------------
              $178                         $551

58


LARGE-CAP JAPAN FUND
FUND INFORMATION

FUND OBJECTIVE
The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "Topix 100 Index").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Topix 100 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS
In addition to the risks common to investing in any International Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis. The combined effects of leverage, high portfolio turnover and the time difference between the close of the Japanese market and the time the Fund prices its shares, may prevent the Fund from achieving close correlation to the Topix 100 Index.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease by 125% of the value of any decrease in the Topix 100 Index. For example, if the Topix 100 Index goes down by 4%, the value of the Fund's shares should go down by 5%.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

                                                                   PROSPECTUS 59


LARGE-CAP JAPAN FUND
FUND INFORMATION

SWAPCOUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.



LARGE-CAP JAPAN FUND
FUND PERFORMANCE AND FEE INFORMATION
------------------------------------------------------------------------------

PERFORMANCE
The Large-Cap Japan Fund commenced operations on May 8, 2000. Therefore, it does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large-Cap Japan Fund.

SHAREHOLDER FEES*...............................................................      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES...........................................................      .90%
      DISTRIBUTION (12b-1) FEES.................................................      .25%
      OTHER EXPENSES**..........................................................      .60%
TOTAL ANNUAL FUND OPERATING EXPENSES............................................     1.75%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**   OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Large-Cap Japan Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


           1 YEAR                      3 YEARS
-------------------------------------------------------------------------
           $178                         $551

60


U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION

FUND OBJECTIVE
The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.


PORTFOLIO INVESTMENT STRATEGY
The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


RISK CONSIDERATIONS
The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.


PERFORMANCE
The bar chart and table below show the performance of the U.S. Government Money Market Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 61


U.S. GOVERNMENT MONEY MARKET FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 2.51%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR
A QUARTER WAS 1.27% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS .50% (QUARTER ENDED MARCH 31, 1994).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                       INVESTOR CLASS SHARES   90-DAY TREASURY COMPOSITE(2)
---------------------------------------------------------------------------------------------------
PAST ONE YEAR                                  4.25%                      4.64%
PAST FIVE YEARS                                4.60%                      5.00%
SINCE INCEPTION (12/03/93)                     4.31%                      4.84%

(1)THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2)THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - CALL (800) 820-0888 OR VISIT WWW.RYDEXFUNDS.COM FOR THE FUND'S CURRENT YIELD.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES* ..................................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                  MANAGEMENT FEES ..................................................  .50%
                  DISTRIBUTION (12b-1) FEES ........................................  NONE
                  OTHER EXPENSES ...................................................  .38%
TOTAL ANNUAL FUND OPERATING EXPENSES ...............................................  .88%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
                $90            $281           $488          $1,084

62


MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK


THE BENCHMARK AND INTERNATIONAL FUNDS' INVESTMENT OBJECTIVES
Each Benchmark Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. Each International Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time. The current benchmark used by each Fund is set forth below:

FUND                                        BENCHMARK
------------------------------------------------------------------------------------------------
NOVA FUND                                   150% OF THE PERFORMANCE OF THE S&P 500 INDEX-TM-

URSA FUND                                   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                            S&P 500 INDEX-TM-

OTC FUND                                    100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX-TM-

ARKTOS FUND                                 INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                            NASDAQ 100 INDEX-TM-

U.S. GOVERNMENT BOND FUND                   120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

JUNO FUND                                   INVERSE (OPPOSITE) OF THE PRICE MOVEMENT OF THE LONG
                                            TREASURY BOND

LARGE-CAP EUROPE FUND                       DOW JONES STOXX 50-TM- INDEX

LARGE-CAP JAPAN FUND                        TOPIX 100 INDEX


A BRIEF GUIDE TO THE BENCHMARKS.
THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

DOW JONES STOXX 50-TM- INDEX. The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indexes are published by the Tokyo Stock Exchange.

                                                                   PROSPECTUS 63


ADVISOR'S INVESTMENT METHODOLOGY

BENCHMARK AND INTERNATIONAL FUNDS. In managing the Benchmark and International Funds, the Advisor uses a "quantitative" investment strategy to manage each Fund's portfolio. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark, but does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective for the Benchmark Funds is to MATCH the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor's primary objective for the International Funds is to CORRELATE to the performance of each International Fund's benchmark as closely as possible over time. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor may pursue the Funds' investment objectives by utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. For the International Funds, the Advisor will regularly employ a program of consistently applied leverage in pursuing the International Funds' investment objectives. The use of leverage will result in each Fund being exposed to its respective benchmark with more than 100% of its total assets. In addition, the Advisor will regularly utilize short selling techniques designed to help the Ursa Fund's, the Arktos Fund's, and the Juno Fund's performance to inversely correlate to the performance of the S&P 500 Index, the NASDAQ 100 Index, and the Long Treasury Bond, respectively.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents a particular market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in each industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

The Advisor monitors the Sector Funds' portfolios on an ongoing basis, and adjusts holdings within the portfolios as needed.

After constructing a portfolio for each Sector Fund, the Advisor may utilize futures contracts and options to leverage a Fund's exposure to the relevant business sector. The use of leverage will result in each Fund being exposed to its relevant business sector with more than 100% of its total assets.

Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived

64


from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that Fund.


MASTER-FEEDER INVESTMENT STRUCTURE
As discussed in their respective "Fund Information" sections, the Ursa, Arktos, and Juno Funds now pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." This was accomplished by the Funds selling all of their assets and liablities to Ursa Master, Artkos Master, and Juno Master Funds on April 3, 2000. Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor may choose to discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust determines that doing so is in the best interests of shareholders.


RISKS OF INVESTING IN THE FUNDS
As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND, AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

                                                                   PROSPECTUS 65


INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) - None of the Benchmark or International Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific industry and therefore are concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that a Fund will be more susceptible to the risks that are associated with those issuers (or that industry) than a fund that does not concentrate its investments.

FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.


TRACKING ERROR RISK (BENCHMARK AND INTERNATIONAL FUNDS) - Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.


For the Benchmark Funds, tracking error risk refers to the risk that the Benchmark Funds' returns may not match the returns of their respective benchmarks. While the Benchmark Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, the cumulative effect of the above factors may over time cause the Benchmark Funds' returns to deviate from their respective benchmarks on an aggregate basis.

For the International Funds, tracking error risk refers to the risk that the International Funds' returns may not correlate to the returns of their respective benchmarks. In addition to the other factors which contribute to tracking error, the risk of tracking error for the International Funds is compounded by the Funds' use of leverage and the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the NYSE. The combined effects of these and the above factors may prevent the International Funds' returns from correlating to their respective benchmarks on either a daily or aggregate basis.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established

66


limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (INTERNATIONAL AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (INTERNATIONAL AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

SWAP COUNTERPARTY CREDIT RISK (INTERNATIONAL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordi-

                                                                   PROSPECTUS 67


nary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK (LARGE-CAP JAPAN FUND) - Political and economic conditions and changes in regulatory, tax or economic policy in Japan could significantly affect the market value of Japanese securities. Economic growth is dependent on international trade, reform of the financial services sector and other troubled sectors, and consistent government policy. The risk of concentrating the Large-Cap Japan Fund's investments in a single country - Japan
- is that the country's economy will perform poorly as a whole, and the Fund will be negatively impacted by that poor performance.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

   FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

   OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

68


   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (OTC, ARKTOS, AND SECTOR FUNDS) - The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, AND JUNO FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALL ISSUER RISK (BIOTECHNOLOGY, ELECTRONICS, AND INTERNET FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                   PROSPECTUS 69


INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

OPENING A NEW ACCOUNT
In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or
(301) 468-8520 or simply download an application directly from the Rydex Web site - www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.


MINIMUM INVESTMENT AMOUNT
The minimum initial investment to open an account directly at Rydex is:
- $25,000 for all independently managed shareholder accounts including IRA, Roth IRA and other retirement accounts

-  $15,000 for all accounts managed by a registered investment advisor

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.


CHOOSING THE CORRECT ACCOUNT APPLICATION
There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.

REGULAR ACCOUNTS                          RETIREMENT ACCOUNTS
-------------------------------------------------------------------------------
ACCOUNT APPLICATION                       IRA ACCOUNT APPLICATION

  INDIVIDUAL                                REGULAR IRA

  JOINT                                     ROLLOVER IRA

  GIFT OR TRANSFER TO MINOR (UGMA/UTMA)     SEP IRA

  TRUST                                   ROTH IRA APPLICATION

  TRUSTEE/CUSTODIAL                         ROTH IRA

  CORPORATION                               ROTH CONVERSION IRA

  PARTNERSHIP                             403 (B) APPLICATION

  SELF-DIRECTED RETIREMENT PLANS            403 (B)

                                          QUALIFIED RETIREMENT

                                          PLAN APPLICATION

                                            MONEY PURCHASE PLAN

                                            PROFIT SHARING PLAN

70


TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION
- Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.

- Attach the title and signature page of Trust documents when establishing a Trust account.

- When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please circle the correct account type to ensure proper tax reporting.

-  BE SURE TO SIGN THE APPLICATION.


SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS
Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account
-  Complete the IRA DIRECT ROLLOVER REQUEST FORM

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex
- Complete the IRA TRANSFER REQUEST FORM

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork
- Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences

Tips to Ensure Successful Completion of your IRA Account Application

IRA ACCOUNT APPLICATION
-  Circle the type of IRA account you are opening
   REGULAR IRA: A traditional IRA account-transferring assets from an existing IRA ROLLOVER IRA: An IRA that was previously rolled into an IRA from another type of qualified plan (403b, 401k, etc.)
   SEP IRA: A Simplified Employee Pension Plan for self-employed individuals

- If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring

- When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in

-  BE SURE TO SIGN THE APPLICATION.

                                                                   PROSPECTUS 71

IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS
-  Include all of all account numbers that are to be transferred to Rydex

-  Provide a telephone number for your current custodian

-  Indicate whether you would like a complete or partial transfer

- If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring

- Call your current custodian to determine if they require a signature guarantee

SIGNATURE GUARANTEES HELP TO PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND BROKERAGES HOUSES.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

BUYING FUND SHARES
--------------------------------------------------------------------------------
Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business and, for the International Funds, the index underlying a Fund's benchmark is published (a "Business Day"). You may buy shares by any of the methods described below:

BY MAIL
INITIAL PURCHASE
Complete the account application that corresponds to the type of account you are opening.
-  Make sure to indicate your initial investment selection.

-  Make sure your investment meets the Minimum Investment Requirement.

Make your check payable to RYDEX SERIES FUNDS.
-  Indicate the name of the fund you would like to purchase on your check.
   IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES
Complete the "deposit ticket" included on your confirmation statement or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment.
-  There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.
-  Indicate the name of the fund you would like to purchase on your check.
   IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

72


Mail your application (for initial purchases) or your deposit ticket or other instructions (for subsequent purchases) and check to:

                               Rydex Series Funds
                                 Attn: Ops. Dept
                         6116 Executive Blvd, Suite 400
                               Rockville, MD 20852


BY WIRE
Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 468-8585. Then wire funds using the instructions below.
-  Make sure your investment meets the Minimum Investment Requirement.

-  There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:
-  Account Number

-  Fund Name

-  Amount of Wire

-  Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS
Firstar Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Series Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

- IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

- IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

                                                                   PROSPECTUS 73


GENERAL INFORMATION ABOUT BUYING SHARES
Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cutoff times (shown below) to be processed at that Business Day's NAV. The cutoff times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                CUT-OFF TIME (ET)
----------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET        1:00 P.M. AND 4:00 P.M.

ALL SECTOR FUNDS                    3:30 P.M.*

NOVA                                3:45 P.M.

URSA                                3:45 P.M.

OTC                                 3:45 P.M.

ARKTOS                              3:45 P.M.

INTERNATIONAL FUNDS                 3:45 P.M.

JUNO                                2:45 P.M.

U.S. GOVERNMENT BOND                2:45 P.M.

*FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M. SEE ELECTRONIC (WEB) TRANSACTIONS.

You may also make investments in the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cutoff times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

74

SELLING FUND SHARES

Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds on any Business Day by any of the methods described below:


HOW TO REDEEM BY LETTER
Send a letter of instruction that includes:
-  Your name

-  Your account number

-  The Fund name

-  The dollar amount or number of shares you would like to sell

-  Method of payment (Check or Wire)

-  Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

- Mail                                               - Fax
  Rydex Series Funds                                   (301) 468-8585
  Attn: Ops. Dept
  6116 Executive Blvd, Suite 400
  Rockville, MD 20852


HOW TO REDEEM BY PHONE

- Call Rydex at (800) 820-0888 or (301) 468-8520 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

-  Give the representative the following information:

   -  Your name

   -  Your account number

   -  The Fund name

   -  The dollar amount or number of shares you would like to sell

   -  Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

                                                                   PROSPECTUS 75

THINGS TO KNOW

- You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

- Redemptions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.

- A redemption may not reduce your total account balance below the minimum account requirement.

- All redemptions will be mailed to the address of record or wired to the account of record.

- If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

- You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

- If you send a redemption request by fax, you should call Rydex at (800) 820-0888 to verify that your fax was received.

- REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

- Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

76


ADDITIONAL INFORMATION
ABOUT SELLING SHARES

ELECTRONIC (WEB) TRANSACTIONS
Rydex may allow you to redeem shares by Internet by following the procedures set forth on the Rydex Web site -- www.rydexfunds.com. You should follow the procedures described on the Rydex Web site for all redemptions made by Internet.


REDEEMING SHARES THROUGH AN INTERMEDIARY
If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cutoff times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.


SUSPENSION OF REDEMPTIONS
With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------
An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of shares of any Rydex Fund for shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:

-  Account name.

-  Account number (or your taxpayer identification number).

-  Names of the Rydex Funds involved in the exchange transaction.

- Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

ADDITIONAL INFORMATION ABOUT EXCHANGES
- Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

- The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

                                                                   PROSPECTUS 77

- Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.

-  The exchange privilege may be modified or discontinued at any time.

- You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

- You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
   (800) 820-0888 or (301) 468-8520.

- The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------
FOR ALL SHAREHOLDERS

NAV DETERMINATION
The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:
-  Taking the current market value of a Fund's total assets

-  Subtracting the liabilities

-  Dividing that amount by the total number of shares owned by shareholders.

For most Rydex Funds, NAV is calculated each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Bond Fund and the Juno Fund is determined each Business Day as of the close of normal trading on the CBOT (normally 3:00 p.m., Eastern Time). The NAV of the U.S. Government Money Market Fund is determined twice each Business Day first at 1:00 p.m., Eastern Time and again at 4:00 p.m., Eastern Time. To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time.

The International Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the International Funds price their shares at the close of the NYSE.

78


As such, the value assigned to an International Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the International Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign exchanges were open.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier.


EARLY FUND CUT-OFF TIMES
On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.


ADDITIONAL RIGHTS RESERVED BY THE TRUST
In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

-  Modify minimum account requirements.

-  Reject or refuse, in whole or in part, any purchase order for Fund shares.

-  Modify or discontinue the exchange privilege.

-  Add or change fees charged for special services.


LOW BALANCE ACCOUNTS
Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.


CHANGES TO YOUR ACCOUNT
For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 468-8520. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

                                                                   PROSPECTUS 79


TRANSACTIONS OVER TELEPHONE OR INTERNET
Internet and telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange or redemption requests by Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 468-8520, you may want to try to reach the Trust by other means.


STATEMENTS & CONFIRMATIONS
You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmation either by mail or electronically.


ELECTRONIC COMMUNICATIONS
You may consent to receive all communications (such as trade confirmations, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:
-  Have and maintain access to the Rydex Web site.

-  Provide Rydex with a valid and current e-mail address.

- Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.


SERVICE AND OTHER FEES
Rydex may charge the following administrative fees for services associated with the following:

-  $15 for wire transfers of redemption proceeds under $5,000.

-  $50 on purchase checks returned for insufficient or uncollectible funds.

80


- $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

- $15 for standard overnight packages (fee may be higher for special delivery options).

-    $25 for bounced draft checks or ACH transactions.

RETIREMENT ACCOUNT FEES
Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION PLAN
The International Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed
 .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS and DISTRIBUTIONS
Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and Bond Funds, which declare dividends daily and pay them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS
Dividends and distributions will be paid in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

                                                                  PROSPECTUS  81


TAX INFORMATION
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS
- Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS
EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS
A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds may be subject to state and local taxes. You should verify your tax liability with your tax advisor.

82


MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
Rydex Global Advisors, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year period ended March 31, 2000, based on the average daily net assets for each Fund, as set forth below:

FUND                                          ADVISORY FEE
-------------------------------------------------------------------
NOVA                                              .75%

URSA                                              .90%

OTC                                               .75%

ARKTOS                                            .90%

U.S. GOVERNMENT BOND                              .50%

JUNO                                              .90%

SECTOR FUNDS (EXCEPT PRECIOUS METALS)             .85%

PRECIOUS METALS                                   .75%

U.S. GOVERNMENT MONEY MARKET                      .50%

INTERNATIONAL FUNDS*                              .90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

*THE INTERNATIONAL FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2000. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

                                                                  PROSPECTUS  83


PORTFOLIO MANAGERS
FUND                   MANAGER              BIOGRAPHY
----------------------------------------------------------------------------------
OTC                    Mike Byrum, CFA      Part of the original Rydex investment
                                            team when the Advisor was founded in
                                            1993. He was named Vice President in
                                            1998. Prior to joining Rydex he was
                                            associated in a brokerage capacity with
                                            Money Management Associates, the
                                            investment advisor to the Rushmore
                                            Funds.

NOVA                   Tom Michael          Joined Rydex in 1994 as the portfolio
                                            manager of Nova. He was named Senior
                                            Portfolio Manager in 1999. Prior to
                                            joining Rydex he was a Derivatives
                                            Strategist at Cedar Street Investment
                                            Management in Chicago, Ill. He also
                                            served as Director of Research at
                                            Chicago based Chronometrics.

U.S. GOVERNMENT        Anne Ruff            Joined Rydex in 1996 as the portfolio
MONEY MARKET                                manager for the U.S. Government Money
U.S. GOVERNMENT                             Market Fund. She is also editor of Rydex
BOND                                        Today, a newsletter for investment
                                            advisors. Prior to joining Rydex she
                                            served as the Assistant Vice President
                                            and Portfolio Manager of a fixed-income
                                            portfolio for United Services Life
                                            Insurance Companies.

JUNO                   Team Managed         Each of these Funds is managed by a team
URSA                                        of investment professionals and no one
ARKTOS                                      person is responsible for making
                                            investment decisions for a Fund.

INTERNATIONAL FUNDS    Team Managed         Each of the International Funds is
                                            managed by a team of investment
                                            professionals and no one person is
                                            responsible for making investment
                                            decisions. Chuck Tennes has group
                                            leadership over the International Funds.
                                            Chuck joined Rydex in 1999 as senior
                                            portfolio manager with extensive
                                            experience in international finance. He
                                            served as Chief Investment Officer at
                                            GIT Investment Funds in Arlington,
                                            Virginia where he managed an emerging
                                            markets equity fund that invested in
                                            more than 30 countries.

SECTOR FUNDS           Team Managed         Each of the Sector Funds is managed by a
                                            team of investment professionals and no
                                            one person is responsible for making
                                            investment decisions for a Fund. Dan
                                            Gillespie has group leadership over the
                                            17 Rydex Sector Funds management teams.
                                            Dan joined Rydex in 1997 and was named
                                            Senior Portfolio Manager in 1998. Prior
                                            to joining Rydex, he was a portfolio
                                            manager at GIT Investment Funds in
                                            Arlington, Virginia and at Rushmore
                                            Funds in Bethesda, Maryland.


84


NOVA FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Nova Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The annual report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                               YEAR         YEAR         YEAR       PERIOD        YEAR
                                               ENDED        ENDED        ENDED       ENDED        ENDED
                                             MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    JUNE 30,
                                               2000         1999         1998      ***1997         1996
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                    $    34.87    $    29.82    $   17.89    $   15.68     $   11.81
                                         ----------    ----------    ---------    ---------     ---------
  Net Investment Income                         .47           .45          .59          .35           .56
  Net Realized and Unrealized
    Gains on Securities                        6.60          5.01        11.39         2.19          3.31
                                         ----------    ----------    ---------    ---------     ---------
  Net Increase in Net Asset Value
   Resulting from Operations                   7.07          5.46        11.98         2.54          3.87
  Distributions to Shareholders from:
    Net Investment Income                      (.01)         (.41)         --           --            --
    Net Realized Capital Gain                   --            --          (.05)        (.33)          --
                                         ----------    ----------    ---------    ---------     ---------
  Net Increase in Net Asset Value              7.06          5.05        11.93         2.21          3.87
                                         ----------    ----------    ---------    ---------     ---------
NET ASSET VALUE--END OF PERIOD           $    41.93    $    34.87    $   29.82    $   17.89     $   15.68
                                         ==========    ==========    =========    =========     =========
TOTAL INVESTMENT RETURN                       20.29%        18.54%       67.02%       20.92%*       32.77%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                               1.18%         1.19%        1.13%        1.19%*
  Net Expenses                                 1.18%         1.19%        1.11%        1.16%*        1.31%
  Net Investment Income                        1.26%         1.47%        2.42%        2.69%*        3.14%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                     311%          445%          --           --            --
  Net Assets, End of Year
   (000's omitted)                       $  748,147    $  655,275    $ 986,247    $ 181,930     $ 224,541
----------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* ANNUALIZED
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR, THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.
*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

                                                                  PROSPECTUS  85

URSA FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Ursa Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                              YEAR           YEAR            YEAR          PERIOD             YEAR
                                             ENDED          ENDED           ENDED           ENDED            ENDED
                                          MARCH 31,      MARCH 31,       MARCH 31,       MARCH 31,         JUNE 30,
                                              2000           1999            1998++       ***1997++           1996++
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
  BEGINNING OF PERIOD                      $  8.66     $     9.92     $     14.04     $     15.10      $     17.58
                                        -----------     -----------     -----------     -----------      -----------
  Net Investment Income                        .32            .25             .38             .34              .60
  Net Realized and Unrealized
    Losses on Securities                     (1.24)         (1.48)          (4.46)          (1.36)           (3.08)
                                        -----------     -----------     -----------     -----------      -----------
  Net Decrease in Net Asset Value
    Resulting from Operations                (.92)          (1.23)          (4.08)          (1.02)           (2.48)
  Distributions to Shareholders from:
    Net Investment Income                    (.06)           (.03)           (.04)           (.04)              --
                                        -----------     -----------     -----------     -----------      -----------
  Net Decrease in Net Asset Value            (.98)          (1.26)          (4.12)          (1.06)           (2.48)
                                        -----------     -----------     -----------     -----------      -----------
NET ASSET VALUE--END OF PERIOD          $    7.68     $      8.66     $      9.92     $     14.04      $     15.10
                                        ===========     ===========     ===========     ===========      ===========
TOTAL INVESTMENT RETURN                    (10.64)%        (12.47)%        (29.06)%         (8.98)%*        (14.11)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                             1.32%           1.39%           1.36%           1.36%*
  Net Expenses                               1.31%           1.38%           1.34%           1.34%*           1.39%
  Net Investment Income                      3.81%           3.29%           3.18%           3.21%*           3.38%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                    --              --              --              --               --
  Net Assets, End of Year
   (000's omitted)                      $ 288,218     $   482,340     $   254,225     $   582,288      $   192,553

---------------------------------------------------------------------------------------------------------------------------


+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.
* ANNUALIZED
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.
*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

86


OTC FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single OTC Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                             YEAR           YEAR              YEAR           PERIOD            YEAR
                                            ENDED          ENDED             ENDED            ENDED           ENDED
                                         MARCH 31,      MARCH 31,         MARCH 31,        MARCH 31,        JUNE 30,
                                             2000           1999              1998          ***1997            1996
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                   $    47.70      $   27.68         $   17.93       $    15.16      $    12.22
                                       -------------     -------------     -----------     ----------      ----------
 Net Investment Income (Loss)                (.67)          (.36)             (.14)             .01             .06
 Net Realized and Unrealized
   Gains on Securities                      50.64          20.65              9.99             2.84            3.24
                                       -------------     -------------     -----------     ----------      ----------
 Net Increase in Net Asset Value
   Resulting from Operations                49.97          20.29              9.85             2.85            3.30
 Distributions to Shareholders from:
   Net Investment Income                      --              --                --             (.07)            --
   Net Realized Capital Gain                 (.47)          (.27)             (.10)            (.01)           (.36)
                                       -------------     -------------     -----------     ----------      ----------
 Net Increase in Net Asset Value            49.50          20.02              9.75             2.77            2.94
                                       -------------     -------------     -----------     ----------      ----------
NET ASSET VALUE--END OF PERIOD         $    97.20     $    47.70         $   27.68       $    17.93      $    15.16
                                       =============     =============     ===========       ==========      ==========
TOTAL INVESTMENT RETURN                    105.32%         73.73%            55.05%           24.77%*         26.44%
RATIOS TO AVERAGE NET ASSETS
 Gross Expenses                              1.15%          1.15%             1.13%            1.27%*
 Net Expenses                                1.15%          1.15%             1.13%            1.27%*          1.33%
 Net Investment Income (Loss)               (1.01)%        (0.97)%          (0.58)%           0.08%*           0.44%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate**                    385%           773%              972%           1,140%          2,579%
 Net Assets, End of Year
  (000's omitted)                      $3,762,540     $1,277,571         $ 449,794       $   52,278      $   48,716
-----------------------------------------------------------------------------------------------------------------------

+CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
*ANNUALIZED
**PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

                                                                  PROSPECTUS  87


ARKTOS FUND

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Arktos Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                            YEAR        PERIOD
                                                                            ENDED        ENDED
                                                                          MARCH 31,     MARCH 31,
                                                                            2000         1999*
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
BEGINNING OF PERIOD                                                        $8.04        $15.00
                                                                           ------       ------
  Net Investment Income                                                      .15           .13
  Net Realized and Unrealized Losses on Securities                         (4.68)        (7.08)
                                                                           ------       ------
  Net Decrease in Net Asset Value Resulting from Operations                (4.53)        (6.95)
  Distributions to Shareholders from Net Investment Income                  (.02)         (.01)
                                                                           ------       ------
  Net Decrease in Net Asset Value                                          (4.55)        (6.96)
                                                                           ------       ------
NET ASSET VALUE--END OF PERIOD                                             $3.49         $8.04
                                                                           ======        ======
TOTAL INVESTMENT RETURN                                                   (56.39)%      (46.35)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                            1.46%         1.38%**
  Net Expenses                                                              1.46%         1.37%**
  Net Investment Income                                                     2.67%         2.20%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                               1,157%        1,332%
  Net Assets, End of Year
  (000's omitted)                                                       $103,160      $118,622
---------------------------------------------------------------------------------------------------

+CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR. *COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998
**ANNUALIZED
***PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

88


U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Government Bond Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                              YEAR           YEAR           YEAR          PERIOD          YEAR
                                              ENDED          ENDED          ENDED         ENDED           ENDED
                                             MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,       JUNE 30,
                                               2000           1999          1998         ***1997          1996
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                       $    10.05     $    10.04     $     8.52      $    8.97      $     9.55
                                           ----------     ----------     ----------      ---------      ----------
 Net Investment Income                            .46            .42            .45            .34             .46
 Net Realized and Unrealized
   Gains (Losses) on Securities                  (.71)           .02           1.50           (.45)           (.45)
                                           ----------     ----------     ----------      ---------      ----------
 Net Increase (Decrease) in Net Asset
   Value Resulting from Operations               (.25)           .44           1.95           (.11)            .01
 Distribution to Shareholders from:
   Net Investment Income                         (.46)          (.42)          (.43)          (.34)           (.46)
   Net Realized Capital Gain                  --                (.01)       --             --                 (.13)
                                           ----------     ----------     ----------      ---------      ----------
 Net Increase (Decrease) in
   Net Asset Value                               (.71)           .01           1.52           (.45)           (.58)
                                           ----------     ----------     ----------      ---------      ----------
Net Asset Value--End Of Period             $     9.34     $    10.05     $    10.04      $    8.52      $     8.97
                                           ==========     ==========     ==========      =========      ==========
TOTAL INVESTMENT RETURN                         (2.26)%         4.24%         24.72%         (0.46)%*        (1.48)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                 0.93%          0.97%          1.13%          1.51%*
  Net Expenses                                   0.92%          0.96%          1.11%          1.49%*          1.26%
  Net Investment Income                          5.01%          3.88%          4.65%          5.06%*          4.73%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                       890%         1,339%         1,496%           962%            780%
  Net Assets, End of Year
  (000's omitted)                          $   28,105     $   27,623     $   20,508      $   3,302      $   18,331
--------------------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* ANNUALIZED
** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

                                                                  PROSPECTUS  89


JUNO FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Juno Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                              YEAR           YEAR           YEAR          PERIOD          YEAR
                                              ENDED          ENDED          ENDED         ENDED           ENDED
                                             MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,       JUNE 30,
                                               2000           1999           1998        ****1997          1996
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                       $    8.70     $     8.65           9.69     $     9.47       $     9.08
                                           ---------     ----------     ----------     ----------       ----------
 Net Investment Income                           .31            .27            .16            .25              .34
 Net Realized and Unrealized
   Gains (Losses) on Securities                  .04           (.20)         (1.12)       --                   .05
                                           ---------     ----------     ----------     ----------       ----------
 Net Increase (Decrease) in Net Asset
   Value Resulting from Operations               .35            .07           (.96)           .25              .39
 Distributions to Shareholders from
   Net Investment Income                        (.05)          (.02)          (.08)          (.03)         --
                                           ---------     ----------     ----------     ----------       ----------
 Net Increase (Decrease) in
   Net Asset Value                               .30            .05          (1.04)           .22              .39
                                           ---------     ----------     ----------     ----------       ----------
NET ASSET VALUE--END OF PERIOD             $    9.00     $     8.70     $     8.65     $     9.69       $     9.47
                                           =========     ==========     ==========     ==========       ==========
TOTAL INVESTMENT RETURN                         3.97%          0.78%         (9.92)%         3.75%**          4.30%
RATIOS TO AVERAGE NET ASSETS
 Gross Expenses                                 1.47%          1.57%          1.61%          1.60%**
 Net Expenses                                   1.47%          1.56%          1.59%          1.58%**          1.64%
 Net Investment Income                          3.39%          3.25%          3.55%          3.51%**          3.63%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                       --             --             --             --               --
 Net Assets, End of Year
  (000's omitted)                          $   9,941     $   12,789     $   12,887     $   32,577       $   18,860
------------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* COMMENCEMENT OF OPERATIONS: MARCH 3, 1995.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE JUNO FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.
**** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH
31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF
ACTIVITY.

90


ENERGY FUND & FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                                            FINANCIAL
                                                             ENERGY FUND                SERVICES FUND
------------------------------------------------------------------------------------------------------------
                                                      YEAR          PERIOD          YEAR            PERIOD
                                                      ENDED         ENDED           ENDED           ENDED
                                                     MARCH 31,    MARCH 31,       MARCH 31,       MARCH 31,
                                                       2000         1999*           2000            1999*
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                             $     8.99       $ 10.00         $   9.99       $   10.00
                                                 ----------       ----------     -----------       ----------
 Net Investment Income (Loss)                           .08           .05             (.01)           (.01)
 Net Realized and Unrealized Gains (Losses)
   on Securities                                       1.80         (1.06)            (.49)           0.00
                                                 ----------       ----------     -----------       ----------
 Net Increase (Decrease) in Net Asset Value
  Resulting From Operations                            1.88         (1.01)            (.50)           (.01)
 Distributions to Shareholders from
   Net Realized Capital Gain                           --               --            (.01)            --
                                                 ----------       ----------     -----------       ----------
 Net Increase (Decrease) in Net Asset Value            1.88         (1.01)            (.51)           (.01)
                                                 ----------       ----------     -----------       ----------
NET ASSET VALUE--END OF PERIOD                   $    10.87      $   8.99         $   9.48       $    9.99
                                                 ==========       ==========     ===========       ==========
TOTAL INVESTMENT RETURN                               20.91%       (10.10)%          (4.97)%         (0.10)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                        1.58%         1.62%**          1.72%           1.58%**
 Net Expenses                                          1.57%         1.62%**          1.71%           1.57%**
 Net Investment Income (Loss)                          0.83%         0.69%**         (0.15)%         (0.07)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                           2,854%        6,070%          2,770%           7,269%
 Net Assets, End of Period
  (000's omitted)                                $   13,980       $   17,442     $ 145,449       $  22,165
------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY FUND; APRIL 2, 1998--FINANCIAL SERVICES FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  PROSPECTUS  91


HEALTH CARE FUND & TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                        HEALTH CARE FUND                  TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------

                                                    YEAR             PERIOD            YEAR             PERIOD
                                                    ENDED            ENDED             ENDED            ENDED
                                                   MARCH 31,        MARCH 31,         MARCH 31,       MARCH 31,
                                                     2000             1999*            2000            1999*
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                             $    11.45        $    10.00       $    17.02     $    10.00
                                                 ----------        ----------       ----------     ----------
 Net Investment Loss                                  (.04)             (.02)            (.19)          (.16)
 Net Realized and Unrealized Gains (Losses)
   on Securities                                     (1.15)              1.47            14.76           7.18
                                                 ----------        ----------       ----------     ----------
 Net Increase (Decrease) in Net Asset Value
  Resulting from Operations                          (1.19)              1.45            14.57           7.02
 Distributions to Shareholders from
   Net Realized Capital Gain                          (.01)                --               --             --
                                                 ----------        ----------       ----------     ----------
 Net Increase (Decrease) in Net Asset Value          (1.20)              1.45            14.57           7.02
                                                 ----------        ----------       ----------     ----------
NET ASSET VALUE--END OF PERIOD                   $    10.25        $    11.45       $    31.59     $    17.02
                                                 ==========        ==========       ==========     ==========
TOTAL INVESTMENT RETURN                            (10.44)%            14.50%           85.61%         70.20%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                       1.41%           1.44%**            1.41%        1.39%**
 Net Expenses                                         1.41%           1.43%**            1.40%        1.39%**
 Net Investment Loss                                 (0.36)         (0.21)%**          (0.85)%      (1.23)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                          4,850%            4,465%           4,929%         4,598%
 Net Assets, End of Period
  (000's omitted)                                $   30,729        $   14,016       $   90,002     $   24,400
------------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17, 1998--HEALTH CARE FUND; APRIL 14, 1998--TECHNOLOGY FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

92


BASIC MATERIALS FUND & CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                   BASIC          CONSUMER
                                                          MATERIALS FUND     PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------
                                                 YEAR             PERIOD       YEAR         PERIOD
                                                 ENDED            ENDED        ENDED        ENDED
                                                MARCH 31,        MARCH 31,    MARCH 31,    MARCH 31,
                                                  2000            1999*        2000         1999*
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                          $     7.75      $   10.00     $    9.71     $   10.00
                                              ----------      ---------     ---------     ---------
 Net Investment Income                               .20        --                .04           --
 Net Realized and Unrealized Gains (Losses)
   on Securities                                     .02          (2.25)        (1.84)         (.29)
                                              ----------      ---------     ---------     ---------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                         .22          (2.25)        (1.80)         (.29)
 Distributions to Shareholders from
  Net Realized Capital Gain                         --             --            (.35)          --
                                              ----------      ---------     ---------     ---------
Net Increase (Decrease) in Net Asset Value           .22          (2.25)        (2.15)         (.29)
                                              ----------      ---------     ---------     ---------
NET ASSET VALUE--END OF PERIOD                $     7.97      $    7.75     $    7.56     $    9.71
                                              ==========      =========     =========     =========
TOTAL INVESTMENT RETURN                             2.84%        (22.50)%      (19.20)%       (2.90)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                    1.54%        1.62%**       1.37%         1.55%**
  Net Expenses                                      1.53%        1.61%**       1.36%         1.54%**
  Net Investment Income (Loss)                      2.21%       (0.02)%**      0.49%       (0.03)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                       3,641%        5,704%        5,466%        1,255%
  Net Assets, End of Period
   (000's omitted)                            $   16,851       $ 2,179      $  9,181      $  1,280
-----------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND; JULY 6, 1998--CONSUMER PRODUCTS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  PROSPECTUS  93


LEISURE FUND & RETAILING FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                            LEISURE FUND               RETAILING FUND
--------------------------------------------------------------------------------------------------------------------------

                                                    YEAR          PERIOD            YEAR          PERIOD
                                                    ENDED         ENDED             ENDED          ENDED
                                                   MARCH 31,    MARCH 31,         MARCH 31,       MARCH 31,
                                                     2000         1999*             2000          1999*
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                             $   11.21      $  10.00        $    13.54     $    10.00
                                                 ---------     ---------        ----------     ----------
 Net Investment Income (Loss)                          .03          (.08)              .02           (.10)
 Net Realized and Unrealized Gains (Losses)
   on Securities                                      (.04)         1.29              (.23)          3.64
                                                 ---------     ---------        ----------     ----------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                          (.01)         1.21              (.21)          3.54
 Distributions to Shareholders from
   Net Realized Capital Gain                          (.10)      --                   (.11)       --
                                                 ---------     ---------        ----------     ----------
 Net Increase (Decrease) in Net Asset Value           (.11)         1.21              (.32)          3.54
                                                 ---------     ---------        ----------     ----------
NET ASSET VALUE--END OF PERIOD                   $   11.10     $   11.21        $    13.22     $    13.54
                                                 =========     =========        ==========     ==========
TOTAL INVESTMENT RETURN                              (0.07)%       12.10%            (1.51)%        35.40%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                       1.58%         1.59%**           1.44%          1.42%**
 Net Expenses                                         1.58%         1.59%**           1.44%          1.42%**
 Net Investment Income (Loss)                         0.30%        (0.76)%**          0.16%         (0.81)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                          5,734%        5,581%            2,537%         3,243%
 Net Assets, End of Period
  (000's omitted)                                $   5,563     $   4,796        $   81,097     $   45,219
--------------------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--LEISURE FUND AND RETAILING FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

94


TELECOMMUNICATIONS FUND & TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                      TELECOMMUNICATIONS                TRANSPORTATION
                                                                    FUND                          FUND
---------------------------------------------------------------------------------------------------------------
                                                      YEAR          PERIOD           YEAR           PERIOD
                                                      ENDED         ENDED            ENDED          ENDED
                                                     MARCH 31,     MARCH 31,        MARCH 31,      MARCH 31,
                                                       2000          1999*            2000           1999*
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $    13.03     $    10.00       $     7.99     $   10.00
                                                   ----------     ----------       ----------     ---------
 Net Investment Loss                                     (.10)          (.04)            (.07)         (.03)
 Net Realized and Unrealized Gains (Losses)
  on Securities                                          7.47           3.07            (1.68)        (1.98)
                                                   ----------     ----------       ----------     ---------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                             7.37           3.03            (1.75)        (2.01)
 Distributions to Shareholders from Net
   Realized Capital Gain                                 (.01)       --               --            --
                                                   ----------     ----------       ----------     ---------
   Net Increase (Decrease) in Net Asset Value            7.36           3.03            (1.75)        (2.01)
                                                   ----------     ----------       ----------     ---------
NET ASSET VALUE--END OF PERIOD                     $    20.39     $    13.03       $     6.24     $    7.99
                                                   ==========     ==========       ==========     =========
TOTAL INVESTMENT RETURN                                 56.54%         30.30%          (21.90)%      (20.10)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                          1.50%          1.56%**          1.97%         1.58%**
 Net Expenses                                            1.49%          1.55%**          1.96%         1.58%**
 Net Investment Loss                                    (0.59)%        (0.34)%**        (0.92)%       (0.36)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                             1,555%         2,788%           1,970%        7,583%
 Net Assets, End of Period
  (000's omitted)                                  $   66,904     $   12,300       $   18,501     $   3,014
---------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND; APRIL 2, 1998--TRANSPORTATION FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  PROSPECTUS  95


ENERGY SERVICES FUND & BANKING FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                  ENERGY SERVICES FUND              BANKING FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                                $6.02       $10.00       $ 8.77       $10.00
                                                   ------       ------       ------       ------
 Net Investment Income (Loss)                       (.06)        (.07)          .07          .01
 Net Realized and Unrealized Gains (Losses)
   on Securities                                     3.35       (3.91)       (1.53)       (1.24)
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                         3.29       (3.98)       (1.46)       (1.23)
 Distributions to Shareholders                         --           --           --           --
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value          3.29       (3.98)       (1.46)       (1.23)
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                      $9.31        $6.02        $7.31        $8.77
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                            54.65%     (39.80)%     (16.65)%     (12.30)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     1.58%      1.58%**        1.58%      1.58%**
 Net Expenses                                       1.57%      1.57%**        1.57%      1.57%**
 Net Investment Income (Loss)                     (0.81)%    (1.14)%**        0.87%      0.13%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                        1,794%       3,170%       3,829%      11,211%
 Net Assets, End of Period
   (000's omitted)                                $54,609      $74,135      $39,546       $7,827
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY SERVICES FUND AND BANKING FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

96


BIOTECHNOLOGY FUND & ELECTRONICS FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                    BIOTECHNOLOGY FUND          ELECTRONICS FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $12.81       $10.00       $14.02       $10.00
                                                   ------       ------       ------       ------
 Net Investment Loss                                (.34)        (.16)        (.30)        (.15)
 Net Realized and Unrealized Gains on Securities    16.45         2.97        26.38         4.17
                                                   ------       ------       ------       ------
 Net Increase in Net Asset Value
   Resulting from Operations                        16.11         2.81        26.08         4.02
 Distributions to Shareholders from Net
   Realized Capital Gain                            (.04)           --           --           --
                                                   ------       ------       ------       ------
 Net Increase in Net Asset Value                    16.07         2.81        26.08         4.02
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                     $28.88       $12.81       $40.10       $14.02
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                           125.98%       28.10%      186.02%       40.20%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     1.42%      1.56%**        1.29%      1.57%**
 Net Expenses                                       1.41%      1.55%**        1.28%      1.56%**
 Net Investment Loss                              (1.29)%    (1.52)%**      (1.14)%    (1.23)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                          699%       2,670%       1,162%       3,011%
 Net Assets, End of Period
   (000's omitted)                               $456,303      $38,205     $274,554      $12,814
---------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND AND ELECTRONICS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  PROSPECTUS  97


PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Precious Metal Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                     YEAR       PERIOD         YEAR       PERIOD         YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     JUNE 30,
                                                     2000         1999         1998      ***1997         1996
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD                                $4.19        $5.82        $7.64        $9.05        $8.73
                                                   ------       ------       ------       ------       ------
 Net Investment Income (Loss)+                      (.02)        (.03)           --           --           --
 Net Realized and Unrealized
   Gains (Losses) on Securities                     (.41)       (1.60)       (1.82)       (1.41)          .32
                                                   ------       ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                  (.43)       (1.63)       (1.82)       (1.41)          .32
 Distributions to Shareholders from
   Net Investment Income                               --           --           --           --           --
                                                   ------       ------       ------       ------       ------
 Net Increase (Decrease) in
   Net Asset Value                                  (.43)       (1.63)       (1.82)       (1.41)          .32
                                                   ------       ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                      $3.76        $4.19        $5.82        $7.64        $9.05
                                                   ======       ======       ======       ======       ======
TOTAL INVESTMENT RETURN                          (10.26)%     (28.01)%     (23.82)%    (20.77)%*        3.67%
RATIOS TO AVERAGE NET ASSETS
 Gross Expenses                                     1.23%        1.37%        1.42%       1.49%*
 Net Expenses                                       1.23%        1.36%        1.41%       1.45%*        1.33%
 Net Investment Income (Loss)                     (0.34)%      (0.69)%        0.05%       0.00%*      (0.01)%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate**                         1,004%       1,191%         752%         743%       1,036%
 Net Assets, End of Year
   (000's omitted)                                $37,780      $26,823      $34,538      $23,680      $36,574
--------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* ANNUALIZED
** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

98


U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Money Market Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800)820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                     YEAR         YEAR         YEAR       PERIOD         YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     JUNE 30,
                                                     2000         1999         1998       **1997         1996
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                                $1.00        $1.00        $1.00        $1.00        $1.00
                                                   ------       ------       ------       ------       ------
 Net Investment Income                                .04          .04          .04          .03          .04
                                                   ------       ------       ------       ------       ------
 Net Increase in Net Asset Value
   Resulting from Operations                          .04          .04          .04          .03          .04
 Distributions to Shareholders from
   Net Investment Income                            (.04)        (.04)        (.04)        (.03)        (.04)
                                                   ------       ------       ------       ------       ------
 Net Increase in Net Asset Value                      .00          .00          .00          .00          .00
                                                   ------       ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                      $1.00        $1.00        $1.00        $1.00        $1.00
                                                   ======       ======       ======       ======       ======
TOTAL INVESTMENT RETURN                             4.48%        4.55%        4.69%       4.39%*        4.60%
RATIOS TO AVERAGE NET ASSETS
 Gross Expenses                                     0.89%        0.84%        0.89%       0.86%*           --
 Net Expenses                                       0.88%        0.83%        0.89%       0.86%*        0.99%
 Net Investment Income                              4.36%        4.37%        4.37%       4.06%*        4.18%
SUPPLEMENTARY DATA:
 Net Assets, End of Year
   (000's omitted)                               $686,198     $949,802     $253,295     $283,553     $153,925
--------------------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* ANNUALIZED
** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

                                                                  PROSPECTUS  99


BENCHMARK INFORMATION

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD AND POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER S&P NOR NASDAQ GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS. THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional Information dated August 1, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202)942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800-820-0888 or by writing to Rydex Series Funds, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Fund's SEC registration number is 811-7584.

[GRAPHIC]


THE RYDEX
SERIES FUNDS
ADVISOR CLASS SHARES





















[LOGO]
RYDEX-Registered Trademark-
---------------------------
TOOLS THAT POWER PORTFOLIOS

[GRAPHIC]


"RYDEX established itself as a market innovator when it introduced the first successful, targeted leveraged portfolio in 1993. Rydex offers an objective, quantitative approach to investing with funds that are designed to correlate to specific benchmarks or market segments and are not subject to the market predictions typically utilized by actively managed funds."


-SKIP VIRAGH, FOUNDER AND PRESIDENT











NOT PART OF THE PROSPECTUS

[GRAPHIC]


AN INDUSTRY
LEADER


Rydex has set itself apart in the financial services industry by offering innovative products and services requested by the investment community. In 1993 we launched the first successful leveraged benchmark-based fund, the Rydex Nova Fund. Since then, we have added five more benchmark based funds, 17 sector funds, two international funds, and a government money market fund.

Today, Rydex Series Funds are among the fastest growing in the industry.*








*STRATEGIC INSIGHT, MAY 2000

NOT PART OF THE PROSPECTUS

[GRAPHIC]


RYDEX
SERIES FUNDS


The Rydex Series Funds offers flexibility and variety to sophisticated investors. Rydex employs a quantitative investment style. Our objective is to deliver market exposure that will effectively accommodate a broad range of asset allocation investment disciplines including:

-    Strategic asset allocation

-    Tactical asset allocation

-    Sector rotation

-    Market timing










NOT PART OF THE PROSPECTUS

                                                         RYDEX SERIES FUNDS  iii


[GRAPHIC]


TOOLS THAT
POWER
PORTFOLIOS


The Rydex Series Funds, which seek to be fully invested at all times, provide knowledgeable investors from all disciplines the flexibility to benefit from market upturns and downturns. In addition, they permit investors to conduct trades daily at no extra charge and without minimum holding periods.


- The benchmark funds seek to provide investment returns that correlate to the performance of a specific benchmark. With certain funds, we promote the concept of consistently applied leverage within a passive framework. We believe that if leverage is applied consistently over a period of time, the benefits of geometric compounding will be enhanced.


- The team-managed sector funds employ a quantitative model of investing involving screening stocks based on market capitalization, liquidity, and correlation relative to the entire industry sector.


- The international funds are benchmarked to published indices. They allow an investor to take advantage of more of the world's equity market capitalization.










NOT PART OF THE PROSPECTUS

[GRAPHIC]


REASONS TO INVEST WITH THE
RYDEX
SERIES FUNDS


Rydex offers a high level of customer service and the administrative features knowledgeable investors need:

-    Trading flexibility with no transaction and redemption fees

-    User-friendly client applications

-    Monthly statements

-    Systematic withdrawal plans

-    Accommodation of all retirement accounts and qualified assets

-    Dedicated Retirement Specialist Team










NOT PART OF THE PROSPECTUS

[GRAPHIC]


                                                           RYDEX SERIES FUNDS  v


ONLINE
FEATURES


Rydex offers quality administrative features on our interactive Web site, www.rydexfunds.com:

-    Online account access

-    Daily fund performance with comparisons to indices

-    Weekly updates on fund holdings

-    Daily NAVs

-    Easy-to-download applications, prospectuses, and marketing material

-    Account trading









NOT PART OF THE PROSPECTUS

[GRAPHIC]


THE RYDEX
SERIES FUNDS

-----------------------------------------------------------------------------------------------
BENCHMARK FUNDS                 FUND OBJECTIVE                           SYMBOLS
-----------------------------------------------------------------------------------------------
NOVA                            To provide investment returns that       RYNVX (investor)
                                correspond to 150% of the daily          RYNAX (advisor)
                                performance of the S&P 500 Index.

URSA                            To provide investment returns that       RYURX (investor)
                                correspond to the inverse                RYUAX (advisor)
                                (opposite) of the daily performance
                                of the S&P 500 Index.

OTC                             To provide investment returns that       RYOCX (investor)
                                correspond to the performance of         RYAOX (advisor)
                                the NASDAQ 100 Index.

ARKTOS                          To provide investment returns that       RYAIX (investor)
                                correspond to the inverse
                                (opposite) of the daily performance
                                of the NASDAQ 100 Index.

U.S. GOV'T BOND                 To provide investment returns that       RYGBX (investor)
                                correspond to 120% of the daily
                                performance of the current 30-year
                                U.S. Treasury Bond.

JUNO                            To provide investment returns that       RYJUX (investor)
                                correspond to the inverse
                                (opposite) of the daily performance
                                of the current 30-year U.S.
                                Treasury Bond.

-----------------------------------------------------------------------------------------------
SECTOR FUNDS                    FUND OBJECTIVE                           SYMBOLS
-----------------------------------------------------------------------------------------------
BANKING                         To provide capital appreciation by       RYKIX (investor)
                                investing in companies involved in       RYKAX (advisor)
                                the banking sector.

BASIC MATERIALS                 To provide capital appreciation by       RYBIX (investor)
                                investing in the mining,                 RYBAX (advisor)
                                manufacture, or sale of basic
                                materials.

BIOTECHNOLOGY                   To provide capital appreciation by       RYOIX (investor)
                                investing in companies involved in       RYOAX (advisor)
                                research and development, genetic
                                or other biological engineering,
                                and in the design, manufacture, or
                                sale of related biotechnology
                                products and services.

CONSUMER PRODUCTS               To provide capital appreciation by       RYCIX (investor)
                                investing in companies engaged in        RYCAX (advisor)
                                manufacturing finished goods and
                                services.

ELECTRONICS                     To provide capital appreciation by       RYSIX (investor)
                                investing in companies that include      RYSAX (advisor)
                                semiconductor manufactures and
                                distributors, and makers and
                                vendors of other electric components
                                and devices.

ENERGY                          To provide capital appreciation by       RYEIX (investor)
                                investing in companies involved in       RYEAX (advisor)
                                the exploration, production, and
                                development of oil, gas, coal, and
                                alternative sources of energy.

ENERGY SERVICES                 To provide capital appreciation by       RYVIX (investor)
                                investing in companies that provide      RYVAX (advisor)
                                services and equipment in the areas
                                of coal, oil, and gas exploration
                                and production.

-----------------------------------------------------------------------------------------------


NOT PART OF THE PROSPECTUS

                                                        RYDEX SERIES FUNDS   vii

[GRAPHIC]


-----------------------------------------------------------------------------------------------
SECTOR FUNDS                    FUND OBJECTIVE                           SYMBOLS
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES              To provide capital appreciation by       RYFIX (investor)
                                investing in companies involved in       RYFAX (advisor)
                                the financial services sector.



HEALTH CARE                     To provide capital appreciation by       RYHIX (investor)
                                investing in companies involved in       RYHAX (advisor)
                                the health care industry.

INTERNET                        To provide capital appreciation by       RYIIX (investor)
                                investing in companies that provide
                                products or services designed for
                                or related to the Internet.

LEISURE                         To provide capital appreciation by       RYLIX (investor)
                                investing in companies engaged in        RYLAX (advisor)
                                leisure and entertainment
                                businesses.

PRECIOUS METALS                 To provide capital appreciation by       RYPMX (investor)
                                investing in companies involved in
                                the precious metals sector.

RETAILING                       To provide capital appreciation by       RYRIX (investor)
                                investing in department stores,          RYRAX (advisor)
                                restaurant franchises, mail order
                                operations, and other companies
                                involved in selling products to
                                consumers.

TECHNOLOGY                      To provide capital appreciation by       RYTIX (investor)
                                investing in companies including         RYTAX (advisor)
                                computer software and service
                                companies, semiconductor
                                manufacturers, networking and
                                telecommunications equipment
                                manufacturers, PC hardware and
                                peripherals companies.

TELECOMMUNICATIONS              To provide capital appreciation by       RYMIX (investor)
                                investing in companies engaged in        RYMAX (advisor)
                                the development, manufacture, or
                                sale of communications services or
                                communications equipment.

TRANSPORTATION                  To provide capital appreciation by       RYPIX (investor)
                                investing in companies engaged in        RYPAX (advisor)
                                the design, manufacture,
                                distribution, or sale of
                                transportation equipment.

UTILITIES                       To provide capital appreciation by      RYUIX (investor)
                                investing in companies that operate
                                public utilities.

-----------------------------------------------------------------------------------------------
INTERNATIONAL FUNDS             FUND OBJECTIVE                          SYMBOLS
-----------------------------------------------------------------------------------------------

LARGE-CAP EUROPE                To provide investment results that      RYEUX
                                correlate to 125% of the Dow Jones
                                Stoxx 50 Index.

LARGE-CAP JAPAN                 To provide investment results that      RYJPX
                                correlate to 125% of the Topix 100
                                Index.

-----------------------------------------------------------------------------------------------
MONEYMARKET FUND                FUND OBJECTIVE                          SYMBOLS
-----------------------------------------------------------------------------------------------
U.S. GOV'T MONEY MARKET         To provide security of principal,       RYMXX (investor)
                                current income, and liquidity by        RYDXX (advisor)
                                investing in securities issued by
                                the U.S. Government and U.S.
                                Government agencies.

-----------------------------------------------------------------------------------------------

NOT PART OF THE PROSPECTUS

[GRAPHIC]


OPENING
AN ACCOUNT AT RYDEX

Investors who wish to open an account directly with Rydex will find an easy and efficient process. Simply complete and sign an account application and send a check to Rydex. If you wish to open your account by bank wire transfer, you may do so as well. Please review the Shareholder Information section of the Prospectus for further details regarding initial purchases including minimum account requirements.











INVESTING IN THE FUNDS INVOLVES CERTAIN RISKS, WHICH MAY INCLUDE INCREASED VOLATILITY DUE TO CONCENTRATION IN A SPECIFIC ECONOMIC SECTOR OR GEOGRAPHIC LOCATION. IN ADDITION, THERE MAY BE INCREASED VOLATILITY DUE TO THE USE OF OPTIONS OR FUTURES.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE RYDEX SERIES FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

RYDEX DISTRIBUTORS, INC.


NOT PART OF THE PROSPECTUS

Design: VCG/New York City

[GRAPHIC]







[LOGO]
RYDEX-Registered Trademark-
---------------------------
TOOLS THAT POWER PORTFOLIOS

6116 Executive Boulevard, Suite 400
Rockville, Maryland 20852


www.rydexfunds.com

                                                                  AUGUST 1, 2000


RYDEX SERIES FUNDS


PROSPECTUS
ADVISOR CLASS SHARES


BENCHMARK FUNDS                    ENERGY SERVICES

NOVA                               FINANCIAL SERVICES

URSA                               HEALTH CARE

OTC                                INTERNET

SECTOR FUNDS                       LEISURE

BANKING                            RETAILING

BASIC MATERIALS                    TECHNOLOGY

BIOTECHNOLOGY                      TELECOMMUNICATIONS

CONSUMER PRODUCTS                  TRANSPORTATION

ELECTRONICS                        UTILITIES

ENERGY                             MONEY MARKET FUND

                                   U.S. GOVERNMENT MONEY MARKET






THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]
RYDEX-Registered Trademark-
---------------------------
TOOLS THAT POWER PORTFOLIOS

2


ADVISOR CLASS SHARES
RYDEX SERIES FUNDS


6116 Executive Boulevard, Suite 400
Rockville, Maryland 20852

1.800.820.0888
301.468.8520


BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND


Rydex Series Funds (the "Trust") is a no-load mutual fund complex with thirty separate investment portfolios (the "Funds"). This prospectus describes twenty Funds, which are grouped into three categories:

BENCHMARK FUNDS -- Nova Fund, Ursa Fund, OTC Fund.

SECTOR FUNDS -- Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund.

MONEY MARKET FUND -- U.S. Government Money Market Fund

Advisor Class Shares of the Funds are sold principally through broker-dealers and other financial institutions whose clients take part in certain strategic and tactical asset-allocation investment programs. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

                                                                    PROSPECTUS 3


   TABLE OF CONTENTS


   RYDEX BENCHMARK FUNDS

5  COMMON RISK/RETURN INFORMATION
6  NOVA FUND
8  URSA FUND
10 OTC FUND

   RYDEX SECTOR FUNDS

13 COMMON RISK/RETURN INFORMATION
14 BANKING FUND
16 BASIC MATERIALS FUND
18 BIOTECHNOLOGY FUND
20 CONSUMER PRODUCTS FUND
22 ELECTRONICS FUND
24 ENERGY FUND
26 ENERGY SERVICES FUND
28 FINANCIAL SERVICES FUND
30 HEALTH CARE FUND
32 INTERNET FUND
34 LEISURE FUND
36 RETAILING FUND
38 TECHNOLOGY FUND
40 TELECOMMUNICATIONS FUND
42 TRANSPORTATION FUND
44 UTILITIES FUND

   MONEY MARKET FUND
46 U.S. GOVERNMENT MONEY MARKET FUND

48 MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

53 INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

62 RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

64 DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

64 DIVIDENDS AND DISTRIBUTIONS

65 TAX INFORMATION

66 MANAGEMENT OF THE FUNDS

68 FINANCIAL HIGHLIGHTS

77 BENCHMARK INFORMATION

BC ADDITIONAL INFORMATION

4


This page intentionally left blank.

                                                                    PROSPECTUS 5


RYDEX BENCHMARK FUNDS


NOVA FUND

URSA FUND

OTC FUND


COMMON RISK/RETURN INFORMATION


INVESTMENT OBJECTIVES
Each Benchmark Fund seeks to provide investment results that match the performance of a specific benchmark.


PRINCIPAL RISKS
MARKET RISK -- The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK -- The Advisor may not be able to cause the Funds' performance to match that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

6


NOVA FUND
FUND INFORMATION


FUND OBJECTIVE
The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-TM-(the "S&P 500 Index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY
Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Nova Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE
The bar chart and table on the following page show the performance of the Nova Fund both year-by-year and as an average over different periods of time. Periods prior to October 15, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 7


NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -4.54%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES        S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                           23.44%                 19.53%
PAST FIVE YEARS                         34.10%                 26.18%
SINCE INCEPTION (07/12/93)(3)           25.66%                 32.24%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING OCTOBER 15, 1998.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Nova Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES .................................................   .75%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES ..................................................   .70%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  1.70%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $173           $536           $923          $2,009

8


URSA FUND
FUND INFORMATION

FUND OBJECTIVE
The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Ursa Master Fund will not own the securities included in the index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Ursa Master Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

PERFORMANCE
The bar chart and table on the following page show the performance of the Ursa Fund both year-by-year and as an average over different periods of time. Periods prior to August 5, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 9


URSA FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 2.98%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS -10.86% (QUARTER ENDED SEPTEMBER 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                 ADVISOR CLASS SHARES      S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                           -12.89%                19.53%
FIVE YEAR                               -17.57%                26.18%
SINCE INCEPTION (01/07/94)(3)           -14.45%                20.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY
RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 5, 1998.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Ursa Fund.

SHAREHOLDER FEES* .................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**
  MANAGEMENT FEES .................................................   .90%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES ..................................................   .68%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  1.83%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE URSA MASTER FUND.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $186           $576           $990          $2,148

10


OTC FUND
FUND INFORMATION


FUND OBJECTIVE
The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM- (the "NASDAQ 100 Index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE
The bar chart and table on the following page show the performance of the OTC Fund both year-by-year and as an average over different periods of time. Periods prior to September 22, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 11


OTC FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 0.67%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 51.63% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -9.67% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                   ADVISOR CLASS SHARES        NASDAQ 100 INDEX-TM-(2)
--------------------------------------------------------------------------------------
PAST ONE YEAR                              99.56%                      101.95%
FIVE YEAR                                  55.87%                       55.77%
SINCE INCEPTION (02/14/94)(3)              45.06%                       45.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING SEPTEMBER 22, 1998.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the OTC Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES .................................................    .75%
  DISTRIBUTION (12b-1) FEES .......................................    .25%
  OTHER EXPENSES ..................................................    .61%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................   1.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $164           $508           $876          $1,911

12




This page intentionally left blank.

                                                                   PROSPECTUS 13


RYDEX SECTOR FUNDS


BANKING                     HEALTH CARE

BASIC MATERIALS             INTERNET

BIOTECHNOLOGY               LEISURE

CONSUMER PRODUCTS           RETAILING

ELECTRONICS                 TECHNOLOGY

ENERGY                      TELECOMMUNICATIONS

ENERGY SERVICES             TRANSPORTATION

FINANCIAL SERVICES          UTILITIES


COMMON RISK/RETURN INFORMATION


INVESTMENT OBJECTIVES
Each sector fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS
MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Funds' securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

14


BANKING FUND
FUND INFORMATION

FUND OBJECTIVE
The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions which could create exposure to credit losses.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Banking Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 15


BANKING FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -10.01%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 4.23% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -18.44% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                ADVISOR CLASS SHARES     S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         -19.12%                19.53%
SINCE INCEPTION (04/01/98)            -17.17%                17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Banking Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES .................................................    .85%
  DISTRIBUTION (12b-1) FEES .......................................    .25%
  OTHER EXPENSES ..................................................    .95%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................   2.05%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $208           $643          $1,103         $2,379

16


BASIC MATERIALS FUND
FUND INFORMATION


FUND OBJECTIVE
The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Basic Materials Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 17


BASIC MATERIALS FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -29.32%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 18.52% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -8.63% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                              ADVISOR CLASS SHARES      S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         21.69%                 19.53%
SINCE INCEPTION (04/14/98)            -6.10%                 17.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Basic Materials Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES .................................................   .85%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES ..................................................   .90%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  2.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $203           $627          $1,078         $2,327

18


BIOTECHNOLOGY FUND
FUND INFORMATION


FUND OBJECTIVE
The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

SMALL ISSUER RISK - Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Biotechnology Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 19


BIOTECHNOLOGY FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 38.01%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 46.14% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 7.11% (QUARTER ENDED JUNE 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                              ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         95.52%                 19.53%
SINCE INCEPTION (04/01/98)            60.58%                 17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Biotechnology Fund.

SHAREHOLDER FEES* ................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
  MANAGEMENT FEES ................................................    .85%
  DISTRIBUTION (12b-1) FEES ......................................    .25%
  OTHER EXPENSES .................................................    .82%
TOTAL ANNUAL FUND OPERATING EXPENSES .............................   1.92%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $195           $603          $1,037         $2,243

20


CONSUMER PRODUCTS FUND
FUND INFORMATION

FUND OBJECTIVE
The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Consumer Products Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 21


CONSUMER PRODUCTS FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -18.94%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.52% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -14.66% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                                ADVISOR CLASS SHARES     S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                          1.54%                 19.53%
SINCE INCEPTION (08/17/98)             5.72%                 24.83%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Consumer Products Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
  MANAGEMENT FEES .................................................   .85%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES ..................................................  1.03%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  2.13%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $216           $667          $1,144         $2,462

22


ELECTRONICS FUND
FUND INFORMATION

FUND OBJECTIVE
The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

SMALL ISSUER RISK - Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Electronics Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 23


ELECTRONICS FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 37.64%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 48.34% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 11.06% (QUARTER ENDED MARCH 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         120.21%                19.53%
SINCE INCEPTION (04/02/98)             79.25%                16.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Electronics Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
  MANAGEMENT FEES .................................................   .85%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES ..................................................   .65%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  1.75%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $178           $551           $949          $2,062

24


ENERGY FUND
FUND INFORMATION

FUND OBJECTIVE
The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

Energy Sector Concentration Risk - The risk that the securities of issuers in the energy sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Energy Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 25


ENERGY FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 12.03%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 11.88% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -1.29% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         18.02%                 19.53%
SINCE INCEPTION (05/05/98)            -1.08%                 18.07%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
  MANAGEMENT FEES .................................................   .85%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES ..................................................   .95%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  2.05%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $208           $643          $1,103         $2,379

26


ENERGY SERVICES FUND
FUND INFORMATION

FUND OBJECTIVE
The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Energy Services Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 27


ENERGY SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 37.11%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.17% (QUARTER ENDED MARCH 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -3.03% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                          44.21%                19.53%
SINCE INCEPTION (04/02/98)            -17.93%                16.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Services Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES .................................................   .85%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
OTHER EXPENSES ....................................................  1.10%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  2.20%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $223           $688          $1,180         $2,534

28


FINANCIAL SERVICES FUND
FUND INFORMATION


FUND OBJECTIVE
The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Financial Services Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 29


FINANCIAL SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -1.74%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 7.14% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -16.84% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         -1.46%                 19.53%
SINCE INCEPTION (04/06/98)            -7.16%                 16.83%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Financial Services Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES .................................................   .85%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES ..................................................  1.18%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  2.28%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $231           $712          $1,220         $2,615

30


HEALTH CARE FUND
FUND INFORMATION


FUND OBJECTIVE
The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Health Care Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 31


HEALTH CARE FUND
FUND PERFORMANCE AND FEE INFORMATION

[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 19.27%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 4.70% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -10.74% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         -13.56%                19.53%
SINCE INCEPTION (05/11/98)             -0.09%                18.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Health Care Fund.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES .................................................   .85%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES ..................................................  1.05%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  2.15%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $218           $673          $1,154         $2,483

32


INTERNET FUND
FUND INFORMATION


FUND OBJECTIVE
The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market and rapid obsolescence of products.

SMALLER COMPANY RISK - Although securities of large and well-established companies in the Internet sector will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in technology and/or increased competition. Securities of those smaller and/or less seasoned companies may therefore expose shareholders of the Fund to above-average risk.

                                                                   PROSPECTUS 33


INTERNET FUND
FUND PERFORMANCE AND FEE INFORMATION


PERFORMANCE
The Internet Fund commenced operations on April 6, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Internet Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES* .................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES .................................................   .85%
  DISTRIBUTION (12b-1) FEES .......................................   .25%
  OTHER EXPENSES** ................................................  1.00%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................  2.10%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                    1 YEAR                      3 YEARS
-------------------------------------------------------------------------------
                     $213                         $658

34


LEISURE FUND
FUND INFORMATION


FUND OBJECTIVE
The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Leisure Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 35


LEISURE FUND
FUND PERFORMANCE AND FEE INFORMATION

[GRAPH]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -8.26%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.61% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -8.71% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                          8.36%                 19.53%
SINCE INCEPTION (06/03/98)            13.92%                 21.34%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Leisure Fund.

SHAREHOLDER FEES* ..................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ..................................................   .85%
DISTRIBUTION (12b-1) FEES ..........................................   .25%
OTHER EXPENSES .....................................................   .98%
TOTAL ANNUAL FUND OPERATING EXPENSES ...............................  2.08%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $211           $652          $1,119         $2,410

36


RETAILING FUND
FUND INFORMATION

FUND OBJECTIVE
The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Retailing Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 37


RETAILING FUND
FUND PERFORMANCE AND FEE INFORMATION


              [GRAPH]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -20.65%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.65% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.52% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         12.76%                 19.53%
SINCE INCEPTION (04/21/98)            21.72%                 16.97%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Retailing Fund.

SHAREHOLDER FEES* ..........................................................   NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ..........................................................   .85%
  DISTRIBUTION (12b-1) FEES ................................................   .25%
  OTHER EXPENSES ...........................................................   .99%
TOTAL ANNUAL FUND OPERATING EXPENSES .......................................  2.09%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $212           $655          $1,124         $2,421

38


TECHNOLOGY FUND
FUND INFORMATION


FUND OBJECTIVE
The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").


PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Technology Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 39


TECHNOLOGY FUND
FUND PERFORMANCE AND FEE INFORMATION


             [GRAPH]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 2.15%.

DURING THE PERIOD SHOWN IN THE BAR CHART,
THE HIGHEST RETURN FOR A QUARTER WAS 39.30%
(QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 4.56% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         80.13%                 19.53%
SINCE INCEPTION (04/29/98)            74.28%                 19.22%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Technology Fund.

SHAREHOLDER FEES* ........................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ........................................................    .85%
  DISTRIBUTION (12b-1) FEES ..............................................    .25%
  OTHER EXPENSES .........................................................    .79%
TOTAL ANNUAL FUND OPERATING EXPENSES .....................................   1.89%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $192           $594          $1,021         $2,212

40


TELECOMMUNICATIONS FUND
FUND INFORMATION

FUND OBJECTIVE
The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Telecommunications Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 41


TELECOMMUNICATIONS FUND
FUND PERFORMANCE AND FEE INFORMATION


            [GRAPH]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -6.17%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.59% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -4.14% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         57.93%                 19.53%
SINCE INCEPTION (04/01/98)            46.26%                 17.48%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Telecommunications Fund.

SHAREHOLDER FEES* ...........................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ...........................................................  .85%
  DISTRIBUTION (12b-1) FEES .................................................  .25%
  OTHER EXPENSES ............................................................  .95%
TOTAL ANNUAL FUND OPERATING EXPENSES ........................................ 2.05%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $208           $643          $1,103         $2,379

42


TRANSPORTATION FUND
FUND INFORMATION

FUND OBJECTIVE
The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

PERFORMANCE
The bar chart and table on the following page show the performance of Advisor Class Shares of the Transportation Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 43

TRANSPORTATION FUND
FUND PERFORMANCE AND FEE INFORMATION


[CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS -13.67%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 7.04% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -19.98% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)

                               ADVISOR CLASS SHARES       S&P 500 INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                         -18.83%                19.53%
SINCE INCEPTION (06/09/98)            -20.20%                19.09%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Transportation Fund.

SHAREHOLDER FEES* ..........................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ..........................................................  .85%
  DISTRIBUTION (12b-1) FEES ................................................  .25%
  OTHER EXPENSES ...........................................................  .23%
TOTAL ANNUAL FUND OPERATING EXPENSES ....................................... 1.33%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $135           $421           $729          $1,601

44


UTILITIES FUND
FUND INFORMATION

FUND OBJECTIVE
The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Utilities sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources.

                                                                   PROSPECTUS 45


UTILITIES FUND
FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The Utilities Fund commenced operations on April 3, 2000. Therefore, it does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Utilities Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES* ..........................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ..........................................................  .85%
  DISTRIBUTION (12b-1) FEES ................................................  .25%
  OTHER EXPENSES** ......................................................... 1.00%
TOTAL ANNUAL FUND OPERATING EXPENSES ....................................... 2.10%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                    1 YEAR                       3 YEARS
--------------------------------------------------------------------------------
                     $213                         $658

46


U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION

FUND OBJECTIVE
The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY
The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS
The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE
The bar chart and table below show the performance of the U.S. Government Money Market Fund both year-by-year and as an average over different periods of time. Periods prior to April 1, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 47


U.S. GOVERNMENT MONEY MARKET
FUND PERFORMANCE AND FEE INFORMATION


            [CHART]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2000 THROUGH JUNE 30, 2000 IS 2.25%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.27% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS .50% (QUARTER ENDED MARCH 31, 1994).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31,1999)(1)

                               ADVISOR CLASS SHARES    90-DAY TREASURY COMPOSITE(1)
------------------------------------------------------------------------------------
PAST ONE YEAR                      3.73%                      4.64%
PAST FIVE YEARS                    4.41%                      5.00%
SINCE INCEPTION (12/03/93)(3)      4.21%                      4.84%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 1998.

YIELD - Call (800) 820-0888 or visit www.rydexfunds.com for the Fund's current yield.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES* ..........................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  MANAGEMENT FEES ..........................................................  .50%
  DISTRIBUTION (12b-1) FEES ................................................  .25%
  OTHER EXPENSES ...........................................................  .65%
TOTAL ANNUAL FUND OPERATING EXPENSES ....................................... 1.40%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $143           $443           $766          $1,680

48


MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES
Each Benchmark Fund's objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The current benchmark used by each Fund is set forth below:

FUND          BENCHMARK
--------------------------------------------------------------------------------
NOVA FUND     150% OF THE PERFORMANCE OF THE S&P 500 COMPOSITE STOCK PRICE
              INDEX-TM- (SPX)

URSA FUND     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500 COMPOSITE
              STOCK PRICE INDEX-TM- (SPX)

OTC FUND      100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX-TM- (NDX)


A BRIEF GUIDE TO THE BENCHMARKS.
THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUNDS
BENCHMARK FUNDS. In managing the Benchmark Funds, the Advisor uses a "quantitative" investment strategy to manage each Fund's portfolio. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark, but does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor may pursue the Funds' investment objectives by utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Ursa Fund's performance to inversely correlate to the performance of the S&P 500 Index.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents a particular market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in

                                                                   PROSPECTUS 49


each industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

The Advisor monitors the Sector Funds' portfolios on an ongoing basis, and adds or deletes stocks from the portfolios as needed.

After constructing a portfolio for each Sector Fund, the Advisor may utilize futures contracts and options to leverage a Fund's exposure to the relevant business sector. The use of leverage will result in each Fund being exposed to its relevant business sector with more than 100% of its total assets.

Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for each Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by that Fund.

MASTER-FEEDER INVESTMENT STRUCTURE
As discussed in its "Fund Information" section, the Ursa Fund now pursues its investment objective indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." This was accomplished by the Fund selling all of its assets and liabilities to the Ursa Master Fund on April 3, 2000. Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor may choose to discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust determines that doing so would be in the best interests of the shareholders.

RISKS OF INVESTING IN THE FUNDS
As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to

50


market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific industry and therefore are concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that a Fund will be more susceptible to the risks that are associated with those issuers (or that industry) than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

For the Benchmark Funds, tracking error risk refers to the risk that the Benchmark Funds' returns may not match the returns of their respective benchmarks. While the Benchmark Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, the cumulative effect of the above factors may over time cause the Benchmark Funds' returns to deviate from their respective benchmarks on an aggregate basis.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a

                                                                  PROSPECTUS  51


Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in leveraged instruments such as futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

  FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

  OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

  The risks associated with the Funds' use of futures and options contracts include:

  - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

  - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

  - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

  - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

  - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

52


  PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
  FUND) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

  EARLY CLOSING RISK (OTC AND SECTOR FUNDS) - The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

  SHORT SALES RISK (URSA FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

  FOREIGN COMPANY RISKS (SECTOR FUNDS) - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

  SMALL ISSUER RISK (BIOTECHNOLOGY, ELECTRONICS, AND INTERNET FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                  PROSPECTUS  53


INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

OPENING A NEW ACCOUNT
In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or
(301) 468-8520 or simply download an application directly from the Rydex Web site -- www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.


MINIMUM INVESTMENT AMOUNT
The minimum initial investment to open an account directly at Rydex is:

- $25,000 for all independently managed shareholder accounts including IRA, Roth IRA and other retirement accounts

- $15,000 for all accounts managed by a registered investment advisor

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.


CHOOSING THE CORRECT ACCOUNT APPLICATION
There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.

REGULAR ACCOUNTS                          RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
ACCOUNT APPLICATION                       IRA ACCOUNT APPLICATION

  INDIVIDUAL                               REGULAR IRA

  JOINT                                    ROLLOVER IRA

  GIFT OR TRANSFER TO MINOR (UGMA/UTMA)    SEP IRA

  TRUST                                   ROTH IRA APPLICATION

  TRUSTEE/CUSTODIAL                        ROTH IRA

  CORPORATION                              ROTH CONVERSION IRA

  PARTNERSHIP                             403 (B) APPLICATION

  SELF-DIRECTED RETIREMENT PLANS           403 (B)

                                          QUALIFIED RETIREMENT

                                          PLAN APPLICATION

                                           MONEY PURCHASE PLAN

                                           PROFIT SHARING PLAN

54


TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION

- Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.

- Attach the title and signature page of Trust documents when establishing a Trust account.

- When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please circle the correct account type to ensure proper tax reporting.

- BE SURE TO SIGN THE APPLICATION.

SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS
Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account
- Complete the IRA DIRECT ROLLOVER REQUEST FORM

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex
- Complete the IRA TRANSFER REQUEST FORM

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork
- Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION
IRA ACCOUNT APPLICATION
- Circle the type of IRA account you are opening
  REGULAR IRA: A traditional IRA account-transferring assets from an existing
  IRA
  ROLLOVER IRA: An IRA that was previously rolled into an IRA from another type of qualified plan (403b, 401k, etc.)
  SEP IRA: A Simplified Employee Pension Plan for self-employed individuals

- If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring

                                                                  PROSPECTUS  55


- When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in

- BE SURE TO SIGN THE APPLICATION.

IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS
- Include all of all account numbers that are to be transferred to Rydex

- Provide a telephone number for your current custodian

- Indicate whether you would like a complete or partial transfer

- If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring

- Call your current custodian to determine if they require a signature guarantee

BUYING FUND SHARES
--------------------------------------------------------------------------------
Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). You may buy shares by any of the methods described below:

BY MAIL
INITIAL PURCHASE
Complete the account application that corresponds to the type of account you are opening.
- Make sure to indicate your initial investment selection.

- Make sure your investment meets the Minimum Investment Requirement.

Make your check payable to RYDEX SERIES FUNDS.
- Indicate the name of the fund you would like to purchase on your check.
  IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES
Complete the "deposit ticket" included on your confirmation statement or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment.
- There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.
- Indicate the name of the fund you would like to purchase on your check.
  IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

56


Mail your application (for initial purchases) or your deposit ticket or other instructions (for subsequent purchases) and check to:

                               Rydex Series Funds
                                 Attn: Ops. Dept
                         6116 Executive Blvd, Suite 400
                               Rockville, MD 20852

BY WIRE
Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 468-8585. Then wire funds using the instructions below.
- Make sure your investment meets the Minimum Investment Requirement.

- There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:
- Account Number

- Fund Name

- Amount of Wire

- Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS
Firstar Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Series Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

- IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

- IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

                                                                  PROSPECTUS  57


GENERAL INFORMATION ABOUT BUYING SHARES
Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cutoff times (shown below) to be processed at that Business Day's NAV. The cutoff times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                  CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET          1:00 P.M. AND 4:00 P.M.

ALL SECTOR FUNDS                      3:30 P.M.*

NOVA                                  3:45 P.M.

URSA                                  3:45 P.M.

OTC                                   3:45 P.M.

* FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M. SEE ELECTRONIC (WEB) TRANSACTIONS.

Investments in Advisor Class Shares of the Funds may be made only through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cutoff times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

58


SELLING FUND SHARES
Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds on any Business Day by any of the methods described below:


HOW TO REDEEM BY LETTER
Send a letter of instruction that includes:
- Your name

- Your account number

- The Fund name

- The dollar amount or number of shares you would like to sell

- Method of payment (Check or Wire)

- Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

- Mail                               - Fax
  Rydex Series Funds                   (301) 468-8585
  Attn: Ops. Dept
  6116 Executive Blvd, Suite 400
  Rockville, MD 20852

HOW TO REDEEM BY PHONE
- Call Rydex at (800) 820-0888 or (301) 468-8520 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

- Give the representative the following information:

  - Your name

  - Your account number

  - The Fund name

  - The dollar amount or number of shares you would like to sell

  - Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

                                                                   PROSPECTUS 59


THINGS TO KNOW

- You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

- Redemptions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.

- A redemption may not reduce your total account balance below the minimum account requirement.

- All redemptions will be mailed to the address of record or wired to the account of record.

- If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

- You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

- If you send a redemption request by fax, you should call Rydex at (800) 820-0888 to verify that your fax was received.

- REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

60


ADDITIONAL INFORMATION
ABOUT SELLING SHARES


ELECTRONIC (WEB) TRANSACTIONS
Rydex may allow you to redeem shares by Internet by following the procedures set forth on the Rydex Web site -- www.rydexfunds.com. You should follow the procedures described on the Rydex Web site for all redemptions made by Internet.


REDEEMING SHARES THROUGH AN INTERMEDIARY
If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cutoff times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.


SUSPENSION OF REDEMPTIONS
With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------
An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Advisor Class Shares of any Rydex Fund for Advisor Class Shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:
- Account name.

- Account number (or your taxpayer identification number).

- Names of the Rydex Funds involved in the exchange transaction.

- Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

                                                                   PROSPECTUS 61


ADDITIONAL INFORMATION ABOUT EXCHANGES
- Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

- The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

- Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.

- The exchange privilege may be modified or discontinued at any time.

- You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

- You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
  (800) 820-0888 or (301) 468-8520.

- The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

62


RYDEX ACCOUNT POLICIES
FOR ALL SHAREHOLDERS

NAV DETERMINATION
The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:
- Taking the current market value of a Fund's total assets

- Subtracting the liabilities

- Dividing that amount by the total number of shares owned by shareholders.

For most Rydex Funds, NAV is calculated each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Money Market Fund is determined twice each Business Day first at 1:00 p.m., Eastern Time and again at 4:00 p.m., Eastern Time. To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time. If the exchange or market where a Fund's securities or other investments are primarily traded closes early, (such as on days in advance of holidays generally observed by participants in these markets), the NAV may be calculated earlier.

EARLY FUND CUT-OFF TIMES
On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST
In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

- Modify minimum account requirements.

- Reject or refuse, in whole or in part, any purchase order for Fund shares.

- Modify or discontinue the exchange privilege.

- Add or change fees charged for special services.

LOW BALANCE ACCOUNTS
Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

                                                                   PROSPECTUS 63


CHANGES TO YOUR ACCOUNT
For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 468-8520. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET
Internet and telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 468-8520, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS
You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmation either by mail or electronically.

ELECTRONIC COMMUNICATIONS
You may consent to receive all communications (such as trade confirmations, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:
- Have and maintain access to the Rydex Web site.

- Provide Rydex with a valid and current e-mail address.

- Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

64


SERVICE AND OTHER FEES
Rydex may charge the following administrative fees for services associated with the following:

- $15 for wire transfers of redemption proceeds under $5,000.

- $50 on purchase checks returned for insufficient or uncollectible funds.

- $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

- $15 for standard overnight packages (fee may be higher for special delivery options).

- $25 for bounced draft checks or ACH transactions.

RETIREMENT ACCOUNT FEES
Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION AND SHAREHOLDER
--------------------------------------------------------------------------------
SERVICES PLAN

The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares that allows the Funds to pay distribution and service fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and Bond Funds, which declare dividends daily and pay them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

                                                                   PROSPECTUS 65


DIVIDEND PAYMENT OPTIONS
Dividends and distributions will be paid in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS
- Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a fund from U.S. corporations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS
EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

66


STATE TAX CONSIDERATIONS
A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.
In addition to federal taxes, distributions by the Funds may be subject to state and local taxes. You should verify your tax liability with your tax advisor.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Rydex Global Advisors, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day to day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year period ended
March 31, 2000, based on the average daily net assets for each Fund, as set forth below:

FUND                                                       ADVISORY FEE
--------------------------------------------------------------------------------

NOVA                                                           .75%

URSA                                                           .90%

OTC                                                            .75%

SECTOR FUNDS                                                   .85%

U.S. GOVERNMENT MONEY MARKET                                   .50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                                                  PROSPECTUS  67


PORTFOLIO MANAGERS

FUND                     MANAGER            BIOGRAPHY
------------------------------------------------------------------------------------------
OTC                      Mike Byrum, CFA    Part of the original Rydex investment team
                                            when the Advisor was founded in 1993.
                                            He was named Vice President in 1998.
                                            Prior to joining Rydex he was associated
                                            in a brokerage capacity with Money
                                            Management Associates, the investment
                                            advisor to the Rushmore Funds.

NOVA                     Tom Michael        Joined Rydex in 1994 as the portfolio
                                            manager of Nova. He was named Senior
                                            Portfolio Manager in 1999. Prior to joining
                                            Rydex he was a Derivatives Strategist at
                                            Cedar Street Investment Management in
                                            Chicago, Ill. He also served as Director of
                                            Research at Chicago based Chronometrics.

U.S. GOVERNMENT          Anne Ruff          Joined Rydex in 1996 as the portfolio
MONEY MARKET                                manager for the U.S. Government Money
U.S. GOVERNMENT                             Market Fund. She is also editor of Rydex
BOND                                        Today, a newsletter for investment advisors.
                                            Prior to joining Rydex she served as the
                                            Assistant Vice President and Portfolio
                                            Manager of a fixed-income portfolio for
                                            United Services Life Insurance Companies.

URSA                     Team Managed       Each of these Funds is managed by a team of
                                            investment professionals and no one person
                                            is responsible for making investment
                                            decisions for a Fund.

SECTOR FUNDS             Team Managed       Each of the Sector Funds is managed by a
                                            team of investment professionals and no one
                                            person is responsible for making investment
                                            decisions for a Fund. Dan Gillespie has
                                            group leadership over the 17 Rydex Sector
                                            Funds management teams. Dan joined Rydex
                                            in 1997 and was named Senior Portfolio
                                            Manager in 1998. Prior to joining Rydex, he
                                            was a portfolio manager at GIT Investment
                                            Funds in Arlington, Virginia and at Rushmore
                                            Funds in Bethesda, Maryland.

68


NOVA FUND & URSA FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past two years. Certain information reflects financial results for a single Nova Fund or Ursa Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The annual report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                             NOVA FUND                 URSA FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                   ENDING       ENDING       ENDING       ENDING
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $34.78       $26.91        $8.62       $10.25
                                                   ------       ------       ------       ------
 Net Investment Income (Loss)                         .31        (.11)          .30          .21
 Net Realized and Unrealized Gains (Losses)
   on Securities                                     6.55         8.39       (1.25)       (1.81)
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                   6.86         8.28        (.95)       (1.60)
 Distributions to Shareholders from:
   Net Investment Income                            (.01)           --        (.06)       (0.03)
   In Excess of Current Period
      Net Investment Income                            --         (.41)          --           --
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in
   Net Asset Value                                   6.85         7.87       (1.01)       (1.63)
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                     $41.63       $34.78        $7.61        $8.62
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                            19.74%       31.03%     (11.03)%     (15.68)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     1.71%      1.60%**        1.84%      1.86%**
 Net Expenses                                       1.70%      1.58%**        1.83%      1.85%**
 Net Investment Income (Loss)                       0.87%    (0.70)%**        3.51%      2.96%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                          311%         445%           --           --
 Net Assets, End of Year
   (000's omitted)                               $113,248      $36,187       $4,553       $3,073
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 15, 1998--NOVA FUND; AUGUST 5, 1998--URSA FUND,
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                                                 PROSPECTUS  69


U.S. GOVERNMENT MONEY MARKET FUND & OTC FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past two years. Certain information reflects financial results for a single U.S. Government Money Market Fund or OTC Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                     U.S. GOVERNMENT MONEY MARKET FUND                  OTC FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                   ENDING       ENDING       ENDING       ENDING
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                                $1.00        $1.00       $47.59       $30.52
                                                   ------       ------       ------       ------
 Net Investment Income (Loss)                         .04          .04        (.98)        (.31)
 Net Realized and Unrealized Gains on Securities       --           --        50.33        17.65
                                                   ------       ------       ------       ------
 Net Increase in Net Asset Value
   Resulting from Operations                          .04          .04        49.35        17.34
 Distributions to Shareholders from:
   Net Investment Income                            (.04)        (.04)           --           --
   Net Realized Capital Gain                           --           --        (.47)        (.27)
                                                   ------       ------       ------       ------
 Net Increase in Net Asset Value                      .00          .00        48.88        17.07
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                      $1.00        $1.00       $96.47       $47.59
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                             3.94%        4.02%      104.26%       57.20%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     1.41%      1.34%**        1.62%      1.49%**
 Net Expenses                                       1.40%      1.33%**        1.61%      1.47%**
 Net Investment Income (Loss)                       3.85%      3.83%**      (1.47)%    (1.31)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                            --           --         385%         773%
 Net Assets, End of Year
   (000's omitted)                               $212,181     $321,581     $113,948       $6,893
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 22, 1998--OTC FUND; APRIL 1, 1998--U.S. GOVERNMENT MONEY MARKET FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

70


ENERGY FUND & FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                                       FINANCIAL
                                                           ENERGY FUND             SERVICES FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                   ENDING       ENDING       ENDING       ENDING
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                                $9.01       $10.07        $9.95       $10.47
                                                   ------       ------       ------       ------
 Net Investment Income (Loss)                         .15        (.14)        (.05)        (.05)
 Net Realized and Unrealized Gains (Losses)
   on Securities                                     1.68        (.92)        (.47)        (.47)
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                         1.83       (1.06)        (.52)        (.52)
 Distributions to Shareholders from
   Net Realized Capital Gain                           --           --        (.01)           --
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value          1.83       (1.06)        (.53)        (.52)
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                     $10.84       $ 9.01        $9.42       $ 9.95
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                            20.31%     (10.53)%      (5.19)%      (4.97)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     2.06%      1.99%**        2.29%      2.13%**
 Net Expenses                                       2.05%      1.98%**        2.28%      2.12%**
 Net Investment Income (Loss)                       1.45%    (1.75)%**      (0.64)%    (0.60)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                        2,854%       6,070%       2,770%       7,269%
 Net Assets, End of Period
   (000's omitted)                                 $4,432         $609     $129,760      $21,387
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 5, 1998--ENERGY FUND; APRIL 6, 1998--FINANCIAL SERVICES FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                 PROSPECTUS  71


HEALTH CARE FUND & TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                      HEALTH CARE FUND           TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $11.37       $ 9.93       $16.90       $10.84
                                                   ------       ------       ------       ------
 Net Investment Loss                                (.15)        (.18)        (.37)        (.20)
 Net Realized and Unrealized Gains (Losses)
   on Securities                                   (1.09)         1.62        14.67         6.26
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                       (1.24)         1.44        14.30         6.06
 Distributions to Shareholders from
 Net Realized Capital Gain                          (.01)           --           --           --
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value        (1.25)        1.44        14.30           6.06
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                     $10.12       $11.37       $31.20       $16.90
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                          (10.95)%       14.50%       84.62%       55.90%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     2.16%      2.24%**        1.89%      2.18%**
 Net Expenses                                       2.15%      2.23%**        1.89%      2.17%**
 Net Investment Loss                              (1.51)%    (1.96)%**      (1.60)%    (1.78)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                        4,850%       4,465%       4,929%       4,598%
 Net Assets, End of Period
   (000's omitted)                                 $1,741          $24      $32,537       $2,269
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 11, 1998--HEALTH CARE FUND; APRIL 29, 1998--TECHNOLOGY FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

72


BASIC MATERIALS FUND & CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                                        CONSUMER
                                                  BASIC MATERIALS FUND             PRODUCTS FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                                $7.72       $10.56        $9.70        $8.73
                                                   ------       ------       ------       ------
 Net Investment Income (Loss)                       (.01)          .13        (.08)        (.08)
 Net Realized and Unrealized Gains (Losses)
   on Securities                                      .22       (2.97)       (1.77)         1.05
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value
   Resulting From Operations                          .21       (2.84)       (1.85)          .97
 Distributions to Shareholders from
 Net Realized Capital Gain                             --           --        (.35)           --
                                                   ------       ------       ------       ------
Net Increase (Decrease) in Net Asset Value            .21       (2.84)       (2.20)          .97
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                      $7.93        $7.72        $7.50        $9.70
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                             2.72%     (26.89)%     (19.76)%       11.11%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     2.01%      1.96%**        2.13%      2.05%**
 Net Expenses                                       2.00%      1.95%**        2.13%      2.04%**
 Net Investment Income (Loss)                     (0.10)%      1.25%**      (1.01)%    (1.38)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                        3,641%       5,704%       5,466%       1,255%
 Net Assets, End of Period
   (000's omitted)                                 $5,082         $688       $3,135      $20,952
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 14, 1998--BASIC MATERIALS FUND; AUGUST 17, 1998--CONSUMER PRODUCTS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  PROSPECTUS  73


LEISURE FUND & RETAILING FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                          LEISURE FUND            RETAILING FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $11.16        $9.35       $13.50       $10.01
                                                   ------       ------       ------       ------
 Net Investment Loss                                (.14)        (.12)        (.33)        (.15)
 Net Realized and Unrealized Gains on Securities      .02        1.93           .12         3.64
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                        (.12)         1.81        (.21)         3.49
 Distributions to Shareholders from
 Net Realized Capital Gain                          (.10)           --        (.11)           --
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value         (.22)         1.81        (.32)         3.49
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                     $10.94       $11.16       $13.18       $13.50
                                                   ======       ======       ======       ======
 Total Investment Return                          (1.06)%       19.36%      (1.52)%       34.87%
 Ratios To Average Net Assets:
 Gross Expenses                                     2.08%      2.23%**        2.10%      1.95%**
 Net Expenses                                       2.08%      2.22%**        2.09%      1.94%**
 Net Investment Loss                              (1.32)%    (1.95)%**      (2.69)%    (1.37)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                        5,734%       5,581%       2,537%       3,243%
 Net Assets, End of Period
   (000's omitted)                                $18,559           $8      $91,740         $337
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 3, 1998--LEISURE FUND; APRIL 21, 1998--RETAILING FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

74


TELECOMMUNICATIONS FUND & TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                    TELECOMMUNICATIONS            TRANSPORTATION
                                                                  FUND                      FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $12.91       $10.00        $7.95        $9.26
                                                   ------       ------       ------       ------
 Net Investment Loss                                (.19)        (.03)           --        (.10)
 Net Realized and Unrealized Gains (Losses)
   on Securities                                     7.42         2.94       (1.79)       (1.21)
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                         7.23         2.91       (1.79)       (1.31)
 Distributions to Shareholders from
 Net Realized Capital Gain                          (.01)           --           --           --
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value          7.22         2.91       (1.79)       (1.31)
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                     $20.13       $12.91        $6.16        $7.95
                                                   ======       ======       ======       ======
 Total Investment Return                           55.98%       29.10%     (22.52)%     (14.15)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     2.05%      2.35%**        1.34%      2.08%**
 Net Expenses                                       2.05%      2.34%**        1.33%      2.07%**
 Net Investment Loss                              (1.14)%    (0.27)%**      (0.08)%    (1.38)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                        1,555%       2,788%       1,970%       7,583%
 Net Assets, End of Period
   (000's omitted)                                 $3,449       $1,929      $87,189           $4
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND; JUNE 9, 1998--TRANSPORTATION FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  PROSPECTUS  75


ENERGY SERVICES FUND & BANKING FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                  ENERGY SERVICES FUND              BANKING FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                                $6.01        $9.86        $8.74       $10.00
                                                   ------       ------       ------       ------
 Net Investment Income (Loss)                       (.11)        (.09)          .01          .03
 Net Realized and Unrealized Gains (Losses)
   on Securities                                     3.33       (3.76)       (1.51)       (1.29)
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                         3.22       (3.85)       (1.50)       (1.26)
 Distributions to Shareholders                         --           --           --           --
                                                   ------       ------       ------       ------
 Net Increase (Decrease) in Net Asset Value         3.22      (3.85)         (1.50)       (1.26)
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                      $9.23        $6.01        $7.24        $8.74
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                            53.58%     (39.05)%     (17.16)%     (12.60)%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     2.20%      2.05%**        2.06%      2.08%**
 Net Expenses                                       2.20%      2.04%**        2.05%      2.08%**
 Net Investment Income (Loss)                     (1.49%)    (1.66)%**        0.07%      0.28%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                        1,794%       3,170%       3,829%      11,211%
 Net Assets, End of Period
   (000's omitted)                                $34,524      $22,323      $17,872           $2
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998--ENERGY SERVICES FUND; APRIL 1, 1998--BANKING FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

76


BIOTECHNOLOGY FUND & ELECTRONICS FUND
FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. The 2000 Annual Report is available by telephoning us at (800) 820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                    BIOTECHNOLOGY FUND          ELECTRONICS FUND
-------------------------------------------------------------------------------------------------
                                                     YEAR       PERIOD         YEAR       PERIOD
                                                    ENDED        ENDED        ENDED        ENDED
                                                MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                     2000         1999*        2000         1999*
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD                               $12.66       $10.00       $13.96        $9.98
                                                   ------       ------       ------       ------
 Net Investment Income (Loss)                       (.44)          .18        (.35)        (.23)
 Net Realized and Unrealized Gains on Securities    16.28         2.48        26.05         4.21
                                                   ------       ------       ------       ------
 Net Increase in Net Asset Value
   Resulting from Operations                        15.84         2.66        25.70         3.98
 Distributions to Shareholders from
 Net Realized Capital Gain                          (.04)           --           --           --
                                                   ------       ------       ------       ------
 Net Increase in Net Asset Value                    15.80         2.66        25.70         3.98
                                                   ------       ------       ------       ------
NET ASSET VALUE--END OF PERIOD                     $28.46       $12.66       $39.66       $13.96
                                                   ======       ======       ======       ======
TOTAL INVESTMENT RETURN                           125.34%       26.60%      184.10%       39.88%
RATIOS TO AVERAGE NET ASSETS:
 Gross Expenses                                     1.93%      2.16%**        1.76%      2.05%**
 Net Expenses                                       1.92%      2.16%**        1.75%      2.04%**
 Net Investment Income (Loss)                     (1.96)%      1.79%**      (1.51)%    (1.86)%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                          699%       2,670%       1,162%       3,011%
 Net Assets, End of Period
   (000's omitted)                                $45,757       $1,838      $25,034       $4,024
-------------------------------------------------------------------------------------------------

+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND; APRIL 2, 1998--ELECTRONICS FUND.
** ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                  PROSPECTUS  77


BENCHMARK INFORMATION


NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD AND POOR's CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ's AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER S&P NOR NASDAQ GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS. THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX OR THE NASDAQ 100 INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional Information dated August 1, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST's SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Fund's SEC registration number is 811-7584.

This page intentionally left blank.

This page intentionally left blank.

                                   PROSPECTUS


     2  URSA MASTER FUND
   ---

     4  ARKTOS MASTER FUND
   ---

     6  JUNO MASTER FUND
   ---

     8  UTILITIES MASTER FUND
   ---

    10  MORE INFORMATION ABOUT FUND INVESTMENTS
   ---    AND RISK

    14  PURCHASING AND REDEEMING SHARES
   ---

    14  MANAGEMENT
   ---

    15  DIVIDENDS, DISTRIBUTIONS AND TAXES
   ---

    16  BENCHMARK INFORMATION
   ---

    BC  ADDITIONAL INFORMATION
   ---



AUGUST 1, 2000



                               RYDEX SERIES FUNDS


                                URSA MASTER FUND
                               ARKTOS MASTER FUND
                                JUNO MASTER FUND
                             UTILITIES MASTER FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                          1-800-820-0888  301-468-8520


Rydex Series Funds (the "Trust") is a no-load mutual fund complex with thirty separate investment portfolios (the "Rydex Funds"), four of which are described in this Prospectus (the "Funds"). Shares of the Funds are available solely through "master-feeder arrangements" with feeder funds of the Trust.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ICON LEGEND

      [ICON]

      Fund Objective
      The fund's particular investment goal.

      [ICON]

      Portfolio Investments
      The primary types of securities in which the fund invests.

      [ICON]

      Risk Considerations
      The major risk factors associated with the fund.

      [ICON]

      Fund Performance and Fee Information
      The overall costs incurred by an investor in the fund.

      [ICON]

      Financial Highlights
      A table showing the fund's financial performance.

------
2  PROSPECTUS

                      FUND INFORMATION -- URSA MASTER FUND

FUND OBJECTIVE

[ICON]

          The Ursa Master Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index-TM- (the "S&P 500 Index").



    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).


PORTFOLIO INVESTMENTS

[ICON]

          Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements and sell securities short.


RISK CONSIDERATIONS

[ICON]
         The Ursa Master Fund is subject to a number of risks that will affect the value of its shares, including:


    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.



    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

URSA MASTER FUND PERFORMANCE

[ICON]

         The bar chart and table below show the performance of the Ursa Master Fund both year-by-year and as an average over different periods of time. On April 3, 2000, the Ursa Master Fund acquired all of the assets and liabilities of the Ursa Fund of the Trust. The performance in the bar chart and table below represents the performance of the Investor Class Shares of the Ursa Fund. The variability of performance over time provides some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Ursa Master Fund

YEARS  PERCENTAGE
1999      -12.40%
1998      -19.01%
1997      -20.99%
1996      -12.17%
1995      -20.14%


DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS (10.86)% (QUARTER ENDED SEPTEMBER 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS (17.06)% (QUARTER ENDED DECEMBER 31, 1998).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                                     S&P 500
                                                              URSA MASTER FUND       INDEX(2)
                                                              ------------------------------------
  Past One Year                                                       -12.40 %           19.53%
  Past Five Years                                                     -17.03 %           26.18%
  Since Inception (01/07/94)                                          -13.92 %           20.99%


(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Ursa Master Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES*                                              None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM NET ASSETS)
  Management Fees                                              .90%
  Distribution (12b-1) Fees                                    None
  Other Expenses                                               .02%
                                                              -----
  Total Annual Fund Operating Expenses                        0.92%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Ursa Master Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


1 YEAR  3 YEARS    5 YEARS    10 YEARS
---------------------------------------
 $94      $293       $509      $1,131

------
4  PROSPECTUS

                     FUND INFORMATION -- ARKTOS MASTER FUND

FUND OBJECTIVE

[ICON]

          The Arktos Master Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index-TM- (the "NASDAQ 100 Index"). The Fund's investment objective is not a fundamental policy and may be changed without seeking shareholder approval.



    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the NASDAQ 100 Index is decreasing. When the value of the NASDAQ 100 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the NASDAQ 100 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).


PORTFOLIO INVESTMENTS

[ICON]

          Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund engages to a significant extent in short sales of securities, futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

[ICON]
         The Arktos Master Fund is subject to a number of risks that will affect the value of its shares, including:


    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.



    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

ARKTOS MASTER FUND PERFORMANCE

[ICON]

         The bar chart and table below show the performance of the Arktos Master Fund both year-by-year and as an average over different periods of time. On April 3, 2000, the Arktos Master Fund acquired all of the assets and liabilities of the Arktos Fund of the Trust. The performance in the bar chart and table below represents the performance of the Investor Class Shares of the Arktos Fund. The variability of performance over time provides some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Arktos Master Fund

YEARS  PERCENTAGE
1999      -54.31%


DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS (5.68)% (QUARTER ENDED SEPTEMBER 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS (36.08)% (QUARTER ENDED DECEMBER 31, 1999).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31,1999)(1)

                                                              ARKTOS MASTER FUND    NASDAQ 100 INDEX(2)
                                                              -----------------------------------------
  Past One Year                                                          -54.31 %          101.95%
  Since Inception (09/03/98)                                             -60.63 %          132.83%


(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND


    This table describes the fees and expenses that you may pay if you buy and hold shares of the Arktos Master Fund.


--------------------------------------------------------------------------------



SHAREHOLDER FEES*                                              None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM NET ASSETS)
  Management Fees                                              .90%
  Distribution (12b-1) Fees                                    None
  Other Expenses                                               .02%
                                                              -----
  Total Annual Fund Operating Expenses                        0.92%



* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Arktos Master Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


1 YEAR  3 YEARS    5 YEARS    10 YEARS
---------------------------------------
 $94      $293       $509      $1,131

------
6  PROSPECTUS

                      FUND INFORMATION -- JUNO MASTER FUND

FUND OBJECTIVE

[ICON]

          The Juno Master Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for
U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.



    If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).


PORTFOLIO INVESTMENTS

[ICON]
          Unlike a traditional fund, the Fund's benchmark is to perform exactly opposite the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Juno Master Fund is subject to a number of risks that will affect the value of its shares, including:

    - FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.


    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

JUNO MASTER FUND PERFORMANCE

[ICON]

         The bar chart and table below show the performance of Juno Master Fund both year-by-year and as an average over different periods of time. On April 3, 2000, the Juno Master Fund acquired all of the assets and liabilities of the Juno Fund of the Trust. The performance in the bar chart and table below represents the performance of the Investor Class Shares of the Juno Fund. The variability of performance over time provides some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with a broad measure of market performance. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Juno Master Fund

YEARS  PERCENTAGE
1999       20.36%
1998       -4.58%
1997       -5.56%
1996        8.00%


DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.29% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS (5.69)% (QUARTER ENDED SEPTEMBER 30, 1998).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                               LEHMAN LONG TREASURY
                                                          JUNO MASTER FUND         INDEX(2)
                                                         -------------------------------------------------
 Past One Year                                                20.36%                     -8.65%
  Since Inception (03/03/95)                                  0.03%                       8.06%


(1) These figures assume the reinvestment of dividends and capital gains distributions.
(2) The Lehman Long Treasury Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Juno Master Fund.


--------------------------------------------------------------------------------


SHAREHOLDER FEES*                                              None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM NET ASSETS)
  Management Fees                                              .90%
  Distribution (12b-1) Fees                                    None
  Other Expenses                                               .02%
                                                              -----
  Total Annual Fund Operating Expenses                        0.92%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Juno Master Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


1 YEAR  3 YEARS    5 YEARS    10 YEARS
---------------------------------------
 $94      $293       $509      $1,131

------
8  PROSPECTUS

                   FUND INFORMATION -- UTILITIES MASTER FUND

FUND OBJECTIVE

[ICON]

          The Utilities Master Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The
Fund's investment objective is not a fundamental policy and may be changed without seeking shareholder approval.


PORTFOLIO INVESTMENTS

[ICON]
          The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities
Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

[ICON]
         The Utilities Master Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and option contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - UTILITIES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources.

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

UTILITIES MASTER FUND PERFORMANCE

[ICON]

         Utilities Master Fund had not commenced operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND


    This table describes the fees and expenses that you may pay if you buy and hold shares of the Utilities Fund.


--------------------------------------------------------------------------------



SHAREHOLDER FEES*                                             NONE

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM NET ASSETS)
  Management Fees                                             .85%
  Distribution (12b-1) Fees                                   NONE
  Other Expenses**                                            .02%
                                                              ----
  Total Annual Fund Operating Expenses                        .87%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Utilities Master Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


1 YEAR  3 YEARS
----------------
 $89      $278

------
10  PROSPECTUS

                MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE BENCHMARK FUND'S INVESTMENT OBJECTIVES

    The Funds are designed to provide investment results that match the performance of a specific benchmark. The benchmark used by each Fund is set forth below:

         FUND (TICKER SYMBOL)                                     BENCHMARK
 Ursa Master Fund (RYURX)                Inverse (opposite) of the performance of S&P 500 Composite
                                         Stock Price Index-TM- (SPX)
 Arktos Master Fund (RYAIX)              Inverse (opposite) of the performance of NASDAQ 100
                                         Index-TM- (NDX)
 Juno Master Fund (RYJUX)                Inverse (opposite) of the price movement of the Long
                                         Treasury Bond

A BRIEF GUIDE TO THE BENCHMARKS.


THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.



THE NASDAQ 100 INDEX. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.


THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury bond is 30 years.

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Ursa, Arktos, and Juno Master Funds, the Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. Through the use of quantitative analysis techniques, each Fund is structured to obtain the highest correlation to its particular benchmark, while remaining fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity. The Advisor may utilize options contracts to leverage a Fund's investment exposure. In addition, the Funds may require short selling techniques designed to inversely correlate to the performance of an index or benchmark.


    In managing the Utilities Master Fund, the Advisor's investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents the utilities market sector, the Advisor applies filters to the broad universe of stocks of

                                                            PROSPECTUS  11
                                                                        --------


issuers that are "principally engaged" in business activities in that industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.



    The Advisor monitors the Utilities Master Fund's portfolio on an ongoing basis, and adds or deletes stocks from the portfolios as needed.



    After constructing a portfolio for the Utilities Master Fund, the Advisor may utilize futures contracts and options to leverage the Fund's exposure to the relevant business sector. The use of leverage will result in the Fund being exposed to its relevant business sector with more than 100% of its total assets.



    The utilities business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for the Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the utilities business sector.


RISKS OF INVESTING IN THE FUNDS

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO MASTER FUND) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME RISK (JUNO MASTER FUND) -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.


INDUSTRY CONCENTRATION RISK (UTILITIES MASTER AND ARKTOS MASTER FUNDS) -- The Utilities Master Fund will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the utilities industry. In addition, to the extent the

------
12  PROSPECTUS


index underlying the Arktos Master Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the Arktos Master Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that the Fund will be more susceptible to the risks that are associated with of those issuers (or that industry) than a fund that does not concentrate its investments.


NON-DIVERSIFICATION RISK (ALL FUNDS) -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in these few issuers, and may be more susceptible to a single adverse economic of regulatory occurrence.


TRACKING ERROR RISK (ALL FUNDS EXCEPT UTILITIES MASTER FUND) -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve close correlation. The cumulative effect of these factors may over time cause the Fund's returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.


TRADING HALT RISK (ALL FUNDS) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) -- The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                                            PROSPECTUS  13
                                                                        --------

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Funds' use of futures and options contracts include:

    - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures and options contracts.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


SHORT SALES RISK (ALL FUNDS EXCEPT UTILITIES MASTER FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. If the price is lower, the Fund will make money on the transaction. Conversely, if the price is higher, the Fund will lose money on the transaction. The risk of such price increases is the principal risk of engaging in short sales.



EARLY CLOSING RISK (ALL FUNDS EXCEPT JUNO MASTER FUND) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

------
14  PROSPECTUS

                        PURCHASING AND REDEEMING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

    Shares of each Fund can be purchased only by feeder funds of the Trust. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. A feeder fund purchases and redeems shares of each Fund based on, among other things, the amount of its net purchases or redemptions at the Fund's net asset value per share calculated as of that same day.


    All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. The Trust may suspend redemptions, if permitted by the Investment Company Act of 1940 (the "1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC, or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's investors.


NET ASSET VALUE


    The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund (except the Juno Master Fund) the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). The NAV of the Juno Master Fund is determined each Business Day as of the close of normal trading on the CBOT (normally 3:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI.


                                   MANAGEMENT


    THE INVESTMENT ADVISOR -- Rydex Global Advisors, with offices at
6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore
Fund, Inc., an investment company managed by MMA.

                                                            PROSPECTUS  15
                                                                        --------

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate, based on the average daily net assets for each Fund, as set forth below:

FUND                                                          ADVISORY FEE
----                                                          ------------
Ursa Master                                                       .90%
Arktos Master                                                     .90%
Juno Master                                                       .90%
Utilities Master                                                  .85%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustee who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT


    The Ursa Master, Arktos Master, and Juno Master Funds are managed by a team of investment professionals and no one person is responsible for making investment decisions for a Fund.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends and capital gain distributions are paid to the feeder funds at least annually by each of the Funds. The Trust may declare a special capital gains distribution if Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

    In addition to qualifying for special tax treatment as a regulated investment company, the Funds intend to meet special diversification requirements of the Internal Revenue Code (the "Code") in order to assure insurance companies that their variable annuity and variable life contracts qualify as insurance under the Code.

------
16  PROSPECTUS

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Ursa Master Fund(1)
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Ursa Master Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. Our 2000 Annual Report is available by telephoning us at 800-820-0888 or (301)468-8520. The Annual Report is incorporated by reference in the SAI.


                                                                URSA MASTER FUND
                                         --------------------------------------------------------------
                                              YEAR       YEAR       YEAR     PERIOD      YEAR      YEAR
                                             ENDED      ENDED      ENDED      ENDED     ENDED     ENDED
                                         MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,  JUNE 30,
                                              2000       1999     1998++     1997++    1996++    1995++
                                         ---------  ---------  ---------  ---------  --------  --------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...      $8.66      $9.92     $14.04     $15.10    $17.58    $21.08
                                         ---------  ---------  ---------  ---------  --------  --------
  Net Investment Income................        .32        .25        .38        .34       .60       .70
  Net Realized and Unrealized Losses on
    Securities.........................      (1.24)     (1.48)     (4.46)     (1.36)    (3.08)    (3.56)
                                         ---------  ---------  ---------  ---------  --------  --------
  Net Decrease in Net Asset Value
    Resulting from Operations..........       (.92)     (1.23)     (4.08)     (1.02)    (2.48)    (2.86)
  Distributions to Shareholders from
    Net Investment Income..............       (.06)      (.03)      (.04)      (.04)    --         (.64)
                                         ---------  ---------  ---------  ---------  --------  --------
  Net Decrease in Net Asset Value......       (.98)     (1.26)     (4.12)     (1.06)    (2.48)    (3.50)
                                         ---------  ---------  ---------  ---------  --------  --------
NET ASSET VALUE--END OF PERIOD.........      $7.68      $8.66      $9.92     $14.04    $15.10    $17.58
                                         =========  =========  =========  =========  ========  ========
TOTAL INVESTMENT RETURN................   (10.64)%   (12.47)%   (29.06)%   (8.98)%*  (14.11)%  (14.08)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................      1.32%      1.39%      1.36%     1.36%*     --        --
  Net Expenses.........................      1.31%      1.38%      1.34%     1.34%*     1.39%     1.39%
  Net Investment Income................      3.81%      3.29%      3.18%     3.21%*     3.38%     3.50%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**............     --         --         --         --         --        --
  Net Assets, End of Year (000's
    omitted)...........................   $288,218   $482,340   $254,225   $582,288  $192,553  $127,629



     + CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR. ++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH
        31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.
     *  ANNUALIZED
    ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.
   (1) On April 3, 2000, the Ursa Master Fund acquired all of the assets and liabilities of the Ursa Fund. The Ursa Master Fund was the accounting survivor of this transaction. The basis of accounting for assets and liabilities and its operating results for the periods prior to April 3, 2000 are those of the Ursa Fund (the predecessor).

                                                            PROSPECTUS  17
                                                                        --------

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Arktos Master Fund(1)
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Arktos Master Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. Our 2000 Annual Report is available by telephoning us at 800-820-0888 or (301)468-8520. The Annual Report is incorporated by reference in the SAI.


                                           ARKTOS MASTER FUND
                                          --------------------
                                               YEAR     PERIOD
                                              ENDED      ENDED
                                          MARCH 31,  MARCH 31,
                                               2000      1999*
                                          ---------  ---------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD....      $8.04     $15.00
                                          ---------  ---------
  Net Investment Income.................        .15        .13
  Net Realized and Unrealized Losses on
    Securities..........................      (4.68)     (7.08)
                                          ---------  ---------
  Net Decrease in Net Asset Value
    Resulting from Operations...........      (4.53)     (6.95)
  Distributions to Shareholders from Net
    Investment Income...................       (.02)      (.01)
                                          ---------  ---------
  Net Decrease in Net Asset Value.......      (4.55)     (6.96)
                                          ---------  ---------
NET ASSET VALUE--END OF PERIOD..........      $3.49      $8.04
                                          =========  =========
TOTAL INVESTMENT RETURN.................   (56.39)%   (46.35)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses........................      1.46%    1.38%**
  Net Expenses..........................      1.46%    1.37%**
  Net Investment Income.................      2.67%    2.20%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***............     1,157%     1,332%
  Net Assets, End of Year (000's
    omitted)............................   $103,160   $118,622



     +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
     *  COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998
    **  ANNUALIZED
   *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.
   (1) On April 3, 2000, the Arktos Master Fund acquired all of the assets and liabilities of the Arktos Fund. The Arktos Master Fund was the accounting survivor of this transaction. The basis of accounting for assets and liabilities and its operating results for the periods prior to April 3, 2000 are those of the Arktos Fund (the predecessor).

------
18  PROSPECTUS

                               RYDEX SERIES FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Juno Master Fund(1)
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Juno Master Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2000 Annual Report. Our 2000 Annual Report is available by telephoning us at 800-820-0888 or (301)468-8520. The Annual Report is incorporated by reference in the SAI.


                                                                JUNO MASTER FUND
                                         --------------------------------------------------------------
                                              YEAR       YEAR       YEAR     PERIOD      YEAR    PERIOD
                                             ENDED      ENDED      ENDED      ENDED     ENDED     ENDED
                                         MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  JUNE 30,  JUNE 30,
                                              2000       1999       1998       1997      1996     1995*
                                         ---------  ---------  ---------  ---------  --------  --------
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...      $8.70      $8.65      $9.69      $9.47    $9.08     $10.00
                                         ---------  ---------  ---------  ---------  -------   --------
  Net Investment Income................        .31        .27        .16        .25      .34        .14
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        .04       (.20)     (1.12)    --          .05      (1.06)
                                         ---------  ---------  ---------  ---------  -------   --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....        .35        .07       (.96)       .25      .39       (.92)
  Distributions to Shareholders from
    Net Investment Income..............       (.05)      (.02)      (.08)      (.03)   --         --
                                         ---------  ---------  ---------  ---------  -------   --------
  Net Increase (Decrease) in Net Asset
    Value..............................        .30        .05      (1.04)       .22      .39       (.92)
                                         ---------  ---------  ---------  ---------  -------   --------
NET ASSET VALUE--END OF PERIOD.........      $9.00      $8.70      $8.65      $9.69    $9.47      $9.08
                                         =========  =========  =========  =========  =======   ========
TOTAL INVESTMENT RETURN................      3.97%      0.78%    (9.92)%    3.75%**    4.30%    (9.20)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................      1.47%      1.57%      1.61%    1.60%**    --         --
  Net Expenses.........................      1.47%      1.56%      1.59%    1.58%**    1.64%    1.50%**
  Net Investment Income................      3.39%      3.25%      3.55%    3.51%**    3.63%    1.32%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***...........     --         --         --         --        --         --
  Net Assets, End of Year (000's
    omitted)...........................     $9,941    $12,789    $12,887    $32,577  $18,860     $4,301



     +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
     *  COMMENCEMENT OF OPERATIONS: MARCH 3, 1995
    **  ANNUALIZED
   *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE JUNO FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.
   (1) On April 3, 2000, the Juno Master Fund acquired all of the assets and liabilities of the Juno Fund. The Juno Master Fund was the accounting survivor of this transaction. The basis of accounting for assets and liabilities and its operating results for the periods prior to April 3, 2000 are those of the Juno Fund (the predecessor).

                                                            PROSPECTUS  19
                                                                        --------

BENCHMARK INFORMATION.

THE URSA MASTER FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY
STANDARD & POOR'S CORP. (S&P); THE ARKTOS MASTER FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR NASDAQ 100 INDEX-TM-, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER S&P NOR NASDAQ GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.


NEITHER S&P NOR NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional Information dated August 1, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Funds, at 6116
     Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-
annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Funds' performance during its last fiscal year.


--------------------------------------------------------------------------------


       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
   OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.


                                The Fund's SEC registration number is 811-07584.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                       6116 EXECUTIVE BOULEVARD, SUITE 400
                            ROCKVILLE, MARYLAND 20852

                                1-800-820-0888
                                 301-468-8520

                               WWW.RYDEXFUNDS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex with thirty separate investment portfolios (the "Funds"). This Statement of Additional Information ("SAI") relates to shares of the following portfolios:

                                    NOVA FUND
                                    URSA FUND
                                    OTC FUND
                                   ARKTOS FUND
                                    JUNO FUND
                            U.S. GOVERNMENT BOND FUND
                                URSA MASTER FUND
                               ARKTOS MASTER FUND
                                JUNO MASTER FUND
                              UTILITIES MASTER FUND
                                  BANKING FUND
                              BASIC MATERIALS FUND
                               BIOTECHNOLOGY FUND
                             CONSUMER PRODUCTS FUND
                                ELECTRONICS FUND
                                   ENERGY FUND
                              ENERGY SERVICES FUND
                             FINANCIAL SERVICES FUND
                                HEALTH CARE FUND
                                  INTERNET FUND
                                  LEISURE FUND
                              PRECIOUS METALS FUND
                                 RETAILING FUND
                                 TECHNOLOGY FUND
                             TELECOMMUNICATIONS FUND
                               TRANSPORTATION FUND
                                 UTILITIES FUND
                        U.S. GOVERNMENT MONEY MARKET FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated August 1, 2000. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.


                     The date of this SAI is August 1, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                  PAGE

GENERAL INFORMATION ABOUT THE TRUST.................................3

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS.......................3

DESCRIPTION OF THE MONEY MARKET FUND................................7

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS....................8

INVESTMENT RESTRICTIONS............................................18

PORTFOLIO TRANSACTIONS AND BROKERAGE...............................22

MANAGEMENT OF THE TRUST............................................27

PRINCIPAL HOLDERS OF SECURITIES....................................34

DETERMINATION OF NET ASSET VALUE...................................50

PERFORMANCE INFORMATION............................................52

CALCULATION OF RETURN QUOTATIONS...................................53

INFORMATION ON COMPUTATION OF YIELD................................58

PURCHASE AND REDEMPTION OF SHARES..................................60

DIVIDENDS, DISTRIBUTIONS, AND TAXES................................61

OTHER INFORMATION..................................................64

COUNSEL............................................................65

AUDITORS AND CUSTODIAN.............................................65

FINANCIAL STATEMENTS...............................................65

APPENDIX...........................................................66

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. Currently, the Trust has thirty separate series. The Nova, Ursa, OTC, Arktos, U.S. Government Bond (the "Bond Fund"), and Juno Funds (collectively, the "Benchmark Funds") are designed to provide investment results which match the performance of a specific benchmark. The Large-Cap Europe and Large-Cap Japan Funds (collectively, the "International Funds") are designed to provide investment returns that correlate to the performance of a specific benchmark. The Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Internet, Leisure, Precious Metals, Retailing, Technology, Telecommunications, Transportation, Utilities, and Utilities Master Funds (collectively, the "Sector Funds") are designed to provide exposure to specific economic sectors. The Ursa Master, Arktos Master, and Juno Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Ursa, Arktos, and Juno Funds, respectively. The Utilities Master Fund is not currently offering shares and at which time it does offer shares, it will only do so through a master-feeder arrangement with the Utilities Fund. The Trust also offers shares of the U.S. Government Money Market Fund (the "Money Market Fund"). All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. The Trust currently offers Investor Class Shares, Advisor Class Shares, and Shares of the International Funds. Investor Class Shares are sold principally to professional money managers and to investors who take part in certain asset-allocation investment strategies. Advisor Class Shares are offered through broker-dealers and other financial institutions ("intermediaries") that have entered into arrangements with the Trust's Distributor (the "Distributor") to sell Advisor Class Shares to their customers. Advisor Class Shares differ from Investor Class Shares primarily in the allocation of certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. Shares of the International Funds are offered without class designation. Sales of shares of each Class are made without a sales charge at each Fund's per share net asset value. Additional Funds and/or classes may be created from time to time.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND
The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND
The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND
The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND
The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND
The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing (CAD/CAM), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND
The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND
The Fund may invest in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND
The Fund may invest in companies that are involved in the financial sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Securities and Exchange Commission ("SEC") regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act"), allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND
The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND
The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND
The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

PRECIOUS METALS FUND
The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

RETAILING FUND
The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND
The Fund may invest in companies that are involved in the technology sector including companies which the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND
The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND
The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and its related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND
The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money

Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The investment objective of each Fund (except the Sector Funds), including the benchmark of the Nova Fund and Ursa Fund are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. PADCO Advisors, Inc. operates under the name Rydex Global Advisors (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Nova Fund, Bond Fund, and Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund, Bond Fund, or Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund, Bond Fund, and Sector Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS
The Sector Funds may invest in issuers located outside the United States. The Sector Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market
Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Bond Fund and Money Market Fund) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Ursa, Arktos and Juno Funds pursue their respective investment goals through a master-feeder arrangement. The Bond Fund and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets, except that the Money Market Fund will not lend more than 10% of the value of the Money Market Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Sector Funds, Nova Fund, OTC Fund, and Utilities Master Fund may buy call options and write (sell) put options on securities, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Sector Funds, Nova Fund, and OTC Fund may purchase call options and write put options, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may purchase put options and write call options, on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund (other than the Money Market Fund) may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information about Risk" in the Trust's Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturity of less than one year.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Ursa Fund, Juno Fund, Ursa Master Fund, Juno Master Fund, Bond Fund, and Money Market Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, and Juno Master Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, or Juno Master Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The Sector Funds, Nova Fund, and OTC Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. These Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian)

TRACKING ERROR
The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES
The Bond Fund invests primarily in U.S. Government Securities, and each of the other Funds may invest in U.S. Government Securities. The Juno Fund and Juno Master Fund may enter into short transactions on U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS
The Bond Fund, Juno Fund, and Juno Master Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Benchmark Fund, Master Fund, or Precious Metals Fund shall not:

         1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

         2.    Underwrite securities of any other issuer.

         3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

         4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

         5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and
               (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

         6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

               6.1 THE PRECIOUS METALS MAY (a) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (b) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

         7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

               7.1 THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS IN THE SECURITIES IN THE METALS-RELATED AND MINERALS-RELATED INDUSTRIES.

         8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

               8.1 THE NOVA FUND AND BOND FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

               8.2 THE JUNO FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

         9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

               9.1 THE URSA FUND, ARKTOS FUND, JUNO FUND, URSA MASTER FUND, ARKTOS MASTER FUND, AND JUNO MASTER FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (i) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND?S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SECURITIES AND EXCHANGE COMMISSION OR (ii) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES OF THE SECTOR FUNDS (OTHER THAN THE PRECIOUS METALS FUND)

A Sector Fund shall not:

         10. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

         11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

         12. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

         13. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

         14. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

         15. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

         16. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

         17. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

         18. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

         19.   Write or purchase put or call options.

         20. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

         21. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

         22. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

         1.    Invest in warrants.

         2.    Invest in real estate limited partnerships.

         3.    Invest in mineral leases.

Each Sector Fund may not:

         4. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

         5.    Invest in companies for the purpose of exercising control.

         6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
               (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

         7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

         8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided. While the Advisor currently does not intend to pay higher commissions to dealers and brokers who supply it with brokerage and research services, in the event such higher payments would be made or are deemed to have been made, such higher payments would be in accordance with Section 28(e).

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000 the Funds paid the following brokerage commissions:

------------------------------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE BROKERAGE COMMISSIONS
                                              --------------------------------------------------------------------------------
                      FUND                                1998                    1999                       2000
------------------------------------------------------------------------------------------------------------------------------
Nova Fund                                               $836,833               $1,950,042                 $1,608,026
------------------------------------------------------------------------------------------------------------------------------
Ursa Fund                                               $284,054               $  381,892                 $  245,791
------------------------------------------------------------------------------------------------------------------------------
OTC Fund                                                $ 20,402               $    4,966                 $   40,812
------------------------------------------------------------------------------------------------------------------------------
Arktos Fund                                                n/a                 $    5,446                 $   28,122
------------------------------------------------------------------------------------------------------------------------------
Juno Fund                                               $ 40,740               $   36,994                 $   68,266
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                               $ 18,172               $   34,498                 $   17,490
------------------------------------------------------------------------------------------------------------------------------
Banking Fund                                               n/a                 $  574,673                 $  463,436
------------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                                       n/a                 $  280,569                 $  398,702
------------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                         n/a                 $  122,671                 $  133,642
------------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                                     n/a                 $ 110, 820                 $  200,018
------------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                           n/a                 $  556,126                 $  395,680
------------------------------------------------------------------------------------------------------------------------------
Energy Fund                                                n/a                 $  250,391                 $  239,526
------------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                                       n/a                 $1,024,957                 $1,070,899
------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                                    n/a                 $1,717,650                 $  835,117
------------------------------------------------------------------------------------------------------------------------------
Health Care Fund                                           n/a                 $  508,052                 $  617,493
------------------------------------------------------------------------------------------------------------------------------
Internet Fund*                                             n/a                     n/a                        n/a
------------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                               n/a                 $  213,807                 $  229,728
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE BROKERAGE COMMISSIONS
                                              --------------------------------------------------------------------------------
                      FUND                                1998                    1999                       2000
------------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                                    $200,264               $  222,795                 $  306,689
------------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                             n/a                 $  764,655                 $  594,934
------------------------------------------------------------------------------------------------------------------------------
Technology Fund                                            n/a                 $  475,721                 $1,149,844
------------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                                    n/a                 $  232,192                 $  426,774
------------------------------------------------------------------------------------------------------------------------------
Transportation Fund                                        n/a                 $  263,982                 $  281,242
------------------------------------------------------------------------------------------------------------------------------
Utilities Fund*                                            n/a                     n/a                        n/a
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                          n/a                     n/a                        n/a
------------------------------------------------------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Utilities Master, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.


"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At March 31, 2000, the following Funds held securities of the Trust's "regular brokers or dealers":

-------------------------------------------------------------------------------------------------------------------------------
       FUND           TYPE OF SECURITY                                 REGULAR BROKERS OR DEALERS
                                      -----------------------------------------------------------------------------------------
                                            SOLOMON            LEHMAN              PAINE WEBBER          FUJI          MORGAN
                                             SMITH            BROTHERS,                INC.            SECURITIES      STANLEY
                                            BARNEY,             INC.                                     INC.           DEAN
                                              INC.                                                                     WITTER &
                                                                                                                         CO.
-------------------------------------------------------------------------------------------------------------------------------
       Nova           Repurchase Agreements $26,451,899        $18,594,129          $25,673,902          $22,507,953      n/a
                      ---------------------------------------------------------------------------------------------------------
                      Equity Securities         n/a             $411,086             $221,716                n/a       $3,281,830
-------------------------------------------------------------------------------------------------------------------------------
       Ursa           Repurchase Agreements $15,520,577        $10,910,053          $15,064,090          $13,206,478      n/a
-------------------------------------------------------------------------------------------------------------------------------
        OTC           Repurchase Agreements $16,994,589        $11,946,196          $16,494,748          $14,460,716      n/a
-------------------------------------------------------------------------------------------------------------------------------
      Arktos          Repurchase Agreements $21,523,665        $15,129,871          $20,890,616          $18,314,513      n/a
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond  Repurchase Agreements  $758,003           $532,831             $735,709              $644,986       n/a
-------------------------------------------------------------------------------------------------------------------------------
       Juno           Repurchase Agreements $2,564,242         $1,802,511           $2,488,823            $2,181,917      n/a
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Repurchase Agreements $81,726,770        $57,449,112          $79,323,042          $69,541,407      n/a
      Market
-------------------------------------------------------------------------------------------------------------------------------


                                            25

-------------------------------------------------------------------------------------------------------------------------------
       FUND           TYPE OF SECURITY                                 REGULAR BROKERS OR DEALERS
                                      -----------------------------------------------------------------------------------------
                                            SOLOMON            LEHMAN              PAINE WEBBER          FUJI          MORGAN
                                             SMITH            BROTHERS,                INC.            SECURITIES      STANLEY
                                            BARNEY,             INC.                                     INC.           DEAN
                                              INC.                                                                     WITTER &
                                                                                                                         CO.
-------------------------------------------------------------------------------------------------------------------------------
      Banking         Repurchase Agreements  $156,935           $110,316             $152,319              $133,536      n/a
                      ---------------------------------------------------------------------------------------------------------
                      Equity Securities         n/a                n/a                  n/a                  n/a         n/a
-------------------------------------------------------------------------------------------------------------------------------
  Basic Materials     Repurchase Agreements   $33,642            $23,648              $32,652              $28,626       n/a
-------------------------------------------------------------------------------------------------------------------------------
   Biotechnology      Repurchase Agreements $1,485,111         $1,043,946           $1,441,431            $1,263,683     n/a
-------------------------------------------------------------------------------------------------------------------------------
 Consumer Products    Repurchase Agreements   $37,380            $26,276              $36,280              $31,806       n/a
-------------------------------------------------------------------------------------------------------------------------------
    Electronics       Repurchase Agreements  $843,452           $592,897             $818,645              $717,695      n/a
-------------------------------------------------------------------------------------------------------------------------------
      Energy          Repurchase Agreements   $34,980            $24,589              $33,951              $29,764       n/a
-------------------------------------------------------------------------------------------------------------------------------
  Energy Services     Repurchase Agreements  $494,656           $347,714             $480,107              $420,903      n/a
-------------------------------------------------------------------------------------------------------------------------------
Financial Services    Repurchase Agreements  $422,008           $296,647             $409,596              $359,087      n/a
                      ---------------------------------------------------------------------------------------------------------
                      Equity Securities         n/a            $2,284,544               n/a                  n/a     $11,759,192
-------------------------------------------------------------------------------------------------------------------------------
    Health Care       Repurchase Agreements   $71,041            $49,937              $68,951              $60,448       n/a
-------------------------------------------------------------------------------------------------------------------------------
      Leisure         Repurchase Agreements   $68,733            $48,315              $66,712              $58,485       n/a
-------------------------------------------------------------------------------------------------------------------------------
  Precious Metals     Repurchase Agreements   $54,297            $38,167              $52,700              $46,201       n/a
-------------------------------------------------------------------------------------------------------------------------------
    Technology        Repurchase Agreements  $308,218           $216,659             $299,153              $262,263      n/a
-------------------------------------------------------------------------------------------------------------------------------
Telecommuni-cations   Repurchase Agreements  $220,781           $155,196             $214,288              $187,863      n/a
-------------------------------------------------------------------------------------------------------------------------------
  Transportation      Repurchase Agreements  $229,021           $160,989             $222,285              194,875       n/a
-------------------------------------------------------------------------------------------------------------------------------
       FUND           TYPE OF SECURITY     J.P. MORGAN & CO. INC.              BB&T CORP.            BEAR STEARNS COS., INC.
-------------------------------------------------------------------------------------------------------------------------------
       Nova           Equity Securities           $805,520                      $344,242                         $182,728
-------------------------------------------------------------------------------------------------------------------------------
      Banking         Equity Securities          $1,960,177                        n/a                             n/a
-------------------------------------------------------------------------------------------------------------------------------
Financial Services    Equity Securities          $4,447,617                        n/a                             n/a
-------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*/ALBERT P. VIRAGH, JR. (58)

         Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment adviser, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment adviser, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

COREY A. COLEHOUR (54)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address:
         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

J. KENNETH DALTON (58)

         Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

JOHN O.  DEMARET (60)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive

-------------------------
*/ This Trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act inasmuch as this person is affiliated with the Advisor, as described herein.

         Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O?Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.
         Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland
         20852.

PATRICK T.  MCCARVILLE (57)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.
         Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland
         20852.

ROGER SOMERS (55)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

OFFICERS

ROBERT M. STEELE (41)

         Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CARL G. VERBONCOEUR (47)

         Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of the Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

MICHAEL P. BYRUM (30)

         Vice President and Assistant Secretary of Rydex Series Funds, 1997 to present; Vice President and Assistant Secretary of the Rydex Variable Trust, 1998 to present; Vice President and Assistant Secretary of the Rydex Dynamic Funds, 1999 to present; Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment adviser, 1993 to present; Vice President and Senior Portfolio Manager of PADCO Advisors II Inc., investment adviser, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative,

         Money Management Associates, a registered investment adviser, 1992 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2000, is set forth in the table below:

---------------------------------------------------------------------------------------------------------------------------------
   NAME OF PERSON, POSITION              AGGREGATE            PENSION OR                ESTIMATED                  TOTAL
                                       COMPENSATION            RETIREMENT            ANNUAL BENEFITS             COMPENSATION
                                        FROM TRUST          BENEFITS ACCRUED         UPON RETIREMENT              FROM FUND
                                                            AS PART OF TRUST'S                                   COMPLEX FOR
                                                               EXPENSES                                           SERVICE ON
                                                                                                                THREE BOARDS**
---------------------------------------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.*,
CHAIRMAN AND PRESIDENT                  $0                        $0                        $0                        $0
---------------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour,                     $23,000                    $0                        $0                   $34,500
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton,                     $23,000                    $0                        $0                   $34,500
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Roger Somers,                          $23,000                    $0                        $0                   $34,500
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
John O. Demaret,                       $23,000                    $0                        $0                   $34,500
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville,                 $23,000                    $0                        $0                   $34,500
TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

*    Denotes an "interested person" of the Trust.
** Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Dynamic Funds.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

THE ADVISORY AGREEMENT
Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 2000, assets under management of the Advisor were approximately $8.7 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below:

For the fiscal periods ended March 31, 1998, March 31, 1999 and March 31, 2000 the Advisor received the following investment advisory fees:


---------------------------------------------------------------------------------------------------------------------------------
                                                                       ADVISORY FEES PAID
                                                ---------------------------------------------------------------------------------
                FUND                               1998                          1999                         2000
---------------------------------------------------------------------------------------------------------------------------------
Nova Fund                                       $4,588,393                    $5,775,479                  $ 5,270,996
---------------------------------------------------------------------------------------------------------------------------------
Ursa Fund                                       $4,588,393                    $5,775,479                  $ 4,186,918
---------------------------------------------------------------------------------------------------------------------------------
OTC Fund                                        $2,529,352                    $5,142,021                  $15,907,226
---------------------------------------------------------------------------------------------------------------------------------


                                       29


---------------------------------------------------------------------------------------------------------------------------------
                                                                       ADVISORY FEES PAID
                                                ---------------------------------------------------------------------------------
                FUND                               1998                          1999                         2000
---------------------------------------------------------------------------------------------------------------------------------
Arktos Fund                                         n/a                       $ 297,921                   $ 1,166,576
---------------------------------------------------------------------------------------------------------------------------------
Juno Fund                                        $ 160,954                    $ 113,091                   $   167,258
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                        $ 91,744                     $ 180,288                   $   115,638
---------------------------------------------------------------------------------------------------------------------------------
Banking Fund                                        n/a                       $  98,045                   $   149,100
---------------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                                n/a                       $  51,654                   $   122,580
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                  n/a                       $ 203,735                   $ 1,983,545
---------------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                              n/a                       $  64,921                   $   102,097
---------------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                    n/a                       $ 287,912                   $ 1,148,841
---------------------------------------------------------------------------------------------------------------------------------
Energy Fund                                         n/a                       $  56,392                   $    99,495
---------------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                                n/a                       $ 147,529                   $   350,059
---------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                             n/a                       $ 224,408                   $   311,265
---------------------------------------------------------------------------------------------------------------------------------
Health Care Fund                                    n/a                       $ 219,227                   $   215,917
---------------------------------------------------------------------------------------------------------------------------------
Internet Fund*                                      n/a                          n/a                             n/a
---------------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                        n/a                       $  45,641                   $    48,812
---------------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                             $ 185,396                    $ 222,795                   $   276,528
---------------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                      n/a                       $ 285,542                   $   147,554
---------------------------------------------------------------------------------------------------------------------------------
Technology Fund                                     n/a                       $ 342,246                   $   927,380
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                             n/a                       $ 118,715                   $   586,872
---------------------------------------------------------------------------------------------------------------------------------
Transportation Fund                                 n/a                       $  41,446                   $    48,417
---------------------------------------------------------------------------------------------------------------------------------
Utilities Fund*                                     n/a                          n/a                          n/a
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund               $1,361,674                    $3,913,720                  $ 5,487,437
---------------------------------------------------------------------------------------------------------------------------------

* The Ursa Master, Arktos Master, Juno Master, Utilities Master, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. PADCO Advisors, Inc. was incorporated in the State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and President of the Advisor, owns a controlling interest in the Advisor.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc. (the "Servicer"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

For the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000 the Funds paid PADCO the following service fees:

--------------------------------------------------------------------------------------------------------
                                                   ADMINISTRATIVE SERVICE FEES PAID
                                    --------------------------------------------------------------------
                      FUND                      1998                   1999                 2000
--------------------------------------------------------------------------------------------------------
Nova Fund                                  $1,529,464             $1,913,364           $1,756,911
--------------------------------------------------------------------------------------------------------
Ursa Fund                                  $  821,273             $1,367,076           $1,163,033
--------------------------------------------------------------------------------------------------------
OTC Fund                                   $  674,494             $1,371,206           $4,407,018
--------------------------------------------------------------------------------------------------------
Arktos Fund                                    n/a                $   82,742           $  323,351
--------------------------------------------------------------------------------------------------------
Juno Fund                                  $   44,710             $   31,414           $   46,461
--------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                  $   36,617             $   72,115           $   46,255
--------------------------------------------------------------------------------------------------------
Banking Fund                                   n/a                $   28,671           $   43,853
--------------------------------------------------------------------------------------------------------
Basic Materials Fund                           n/a                $   15,293           $   36,053
--------------------------------------------------------------------------------------------------------
Biotechnology Fund                             n/a                $   59,922           $  583,396
--------------------------------------------------------------------------------------------------------
Consumer Products Fund                         n/a                $   19,094           $   30,539
--------------------------------------------------------------------------------------------------------
Electronics Fund                               n/a                $   84,680           $  337,892
--------------------------------------------------------------------------------------------------------
Energy Fund                                    n/a                $   16,586           $   27,424
--------------------------------------------------------------------------------------------------------
Energy Services Fund                           n/a                $   43,391           $  102,958
--------------------------------------------------------------------------------------------------------
Financial Services Fund                        n/a                $   66,623           $   91,549
--------------------------------------------------------------------------------------------------------
Health Care Fund                               n/a                $   64,478           $   63,505
--------------------------------------------------------------------------------------------------------
Internet Fund*                                 n/a                   n/a                   n/a
--------------------------------------------------------------------------------------------------------
Leisure Fund                                   n/a                $   13,424           $   14,356
--------------------------------------------------------------------------------------------------------
Precious Metals Fund                        $ 53,408              $   59,123           $   75,371
--------------------------------------------------------------------------------------------------------
Retailing Fund                                 n/a                $   83,983           $   43,398
--------------------------------------------------------------------------------------------------------
Technology Fund                                n/a                $  100,661           $  272,759
--------------------------------------------------------------------------------------------------------
Telecommunications Fund                        n/a                $   34,916           $  173,135
--------------------------------------------------------------------------------------------------------
Transportation Fund                            n/a                $   12,190           $   14,240
--------------------------------------------------------------------------------------------------------
Utilities Fund*                                n/a                   n/a                   n/a
--------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund           $544,706              $1,565,488           $2,194,975
--------------------------------------------------------------------------------------------------------

         *The Ursa Master, Arktos Master, Juno Master, Utilities Master, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal periods ended March 31, 1998, March 31, 1999, and March 31, 2000:

------------------------------------------------------------------------------------------------------------------
                                                             ACCOUNTING SERVICES FEES PAID
                                        --------------------------------------------------------------------------
             FUND                           1998                           1999                            2000
------------------------------------------------------------------------------------------------------------------
Nova Fund                                  $140,353                       $205,109                        $161,882
------------------------------------------------------------------------------------------------------------------
Ursa Fund                                  $ 93,626                       $150,376                        $118,877
------------------------------------------------------------------------------------------------------------------
OTC Fund                                   $ 92,254                       $182,519                        $392,958
------------------------------------------------------------------------------------------------------------------
Arktos Fund                                  n/a                          $ 39,764                        $ 56,234
------------------------------------------------------------------------------------------------------------------
Juno Fund                                  $ 19,703                       $ 17,273                        $ 17,635
------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                  $ 21,531                       $ 32,901                        $ 21,209
------------------------------------------------------------------------------------------------------------------
Banking Fund                                 n/a                          $ 11,907                        $ 12,181
------------------------------------------------------------------------------------------------------------------
Basic Materials fund                         n/a                          $  7,487                        $ 12,478
------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                           n/a                          $ 22,396                        $ 62,215
------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                       n/a                          $  8,750                        $  9,756
------------------------------------------------------------------------------------------------------------------
Electronics Fund                             n/a                          $ 24,166                        $ 48,927
------------------------------------------------------------------------------------------------------------------
Energy Fund                                  n/a                          $  8,684                        $ 10,746
------------------------------------------------------------------------------------------------------------------
Energy Services Fund                         n/a                          $ 17,085                        $ 30,584
------------------------------------------------------------------------------------------------------------------
Financial Services Fund                      n/a                          $ 22,966                        $ 22,325
------------------------------------------------------------------------------------------------------------------
Health Care Fund                             n/a                          $ 24,042                        $ 21,141
------------------------------------------------------------------------------------------------------------------
Internet Fund*                               n/a                             n/a                             n/a
------------------------------------------------------------------------------------------------------------------
Leisure Fund                                 n/a                          $  7,413                        $  5,154
------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                       $ 23,688                       $ 30,681                        $ 30,309
------------------------------------------------------------------------------------------------------------------
Retailing Fund                               n/a                          $ 27,688                        $ 13,138
------------------------------------------------------------------------------------------------------------------
Technology Fund                              n/a                          $ 32,508                        $ 49,249
------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                      n/a                          $ 14,839                        $ 39,353
------------------------------------------------------------------------------------------------------------------
Transportation Fund                          n/a                          $  6,719                        $  4,552
------------------------------------------------------------------------------------------------------------------
Utilities Fund*                              n/a                             n/a                             n/a
------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund          $ 82,651                       $202,742                        $234,105
------------------------------------------------------------------------------------------------------------------

     *The Ursa Master, Arktos Master, Juno Master, Utilities Master, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for the Advisor Class Shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.

Under a Distribution and Shareholder Services Plan, Service Providers may use their fees for: (i) compensation for its services in connection with distribution assistance; or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

A Service Provider also may perform some or all of the following shareholder services:

     - maintaining accounts relating to clients that invest in shares;
     - arranging for bank wires;
     - responding to client inquiries relating to the services performed by the Services Provider;
     - responding to inquiries from clients concerning their investment in shares;
     - assisting clients in changing dividend options, account designations and addresses;
     - providing information periodically to clients showing their position in shares;
     - forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and
     - processing dividend payments from the Funds on behalf of clients.

These shareholder services are different from the distribution services discussed above, and are not primarily intended to result in the sale of the Advisor Class Shares of the Funds. Following are the fees paid under this plan for the fiscal year ended March 31, 2000:

         FUND                                                 FEES PAID
         ----                                                 ---------
         Banking Fund                                       $    34,222
         Basic Materials Fund                               $    11,658
         Biotechnology Fund                                 $   269,568
         Consumer Products Fund                             $    48,466
         Electronics Fund                                   $   188,596
         Energy Fund                                        $     6,872
         Energy Services Fund                               $    40,392
         Financial Services Fund                            $    65,378
         Health Care Fund                                   $    39,418
         Internet Fund*                                          n/a
         Leisure Fund                                       $     9,582
         Retailing Fund                                     $    32,756
         Technology Fund                                    $   166,448
         Telecommunications Fund                            $   112,466


                                         33


         FUND                                                 FEES PAID
         ----                                                 ---------
         Transportation Fund                                $     4,594
         Utilities Fund*                                          n/a
         U.S. Government Money Market Fund                  $ 1,504,822
         Nova Fund                                          $   204,626
         Ursa Fund                                          $    27,734
         OTC Fund                                           $   361,322

     *The Internet and Utilities Funds had not commenced operations as of March 31, 2000.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES

As of June 22, 2000, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                    PERCENT
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           616,489.707                    16.14
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
ABN AMRO Incorporated                                                306,756.148                    8.03
850-17002-18
Attn:  Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             1,445,234.037                  37.83
FBO: FPI
7103 S Revere Parkway
Englewood, CO 80112
--------------------------------------------------------------------------------------------------------------------------

                                        34


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                    PERCENT
--------------------------------------------------------------------------------------------------------------------------
Juno Fund
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            125,648.637                    12.47
Attn: Datalynx #410
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------------------------------------------------
RSBCO                                                                215,803.010                    21.41
P.O. Drawer 1410
Ruston, LA 71273
--------------------------------------------------------------------------------------------------------------------------
Martin L. Leibowitz                                                  129,973.315                    12.90
One 5th Ave., Apt. 13-K
New York, NY 10003
--------------------------------------------------------------------------------------------------------------------------
Nova Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         815,335.906                    6.40
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   841,490.483                    6.61
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY  10041-3299
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      1,411,427.687                11.08
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           2,682,614.398                  21.06
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------------------------------------------------
Ursa Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             2,069,793.576                  5.18
CUST/FBO PSI
P.O. Box 6503
Englewood, CO 80155
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           8,931,522.400                  22.35
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122

--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      3,654,816.761                  9.15
Benefit of Customers
--------------------------------------------------------------------------------------------------------------------------


                                            35

--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                    PERCENT
--------------------------------------------------------------------------------------------------------------------------
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
--------------------------------------------------------------------------------------------------------------------------
OTC Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           32,701,482.663                 28.72
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         8,984,386.825                  7.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                     23,836,678.158                 20.94
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   8,234,469.910                  7.23
Benefit of Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Arktos Fund
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           893,271.340                   15.75
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      573,226.211                    10.10
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   292,469.073                    5.16
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             472,864.926                    8.34
CUST/FBO PSI
P.O. Box 6503
Englewood, CO  80155
--------------------------------------------------------------------------------------------------------------------------


                                       36

--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                    PERCENT
--------------------------------------------------------------------------------------------------------------------------
Banking Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           297,183.670                    11.08
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         191,426.091                    7.14
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      505,339.369                    18.85
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY  10008-3752
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   485,466.382                    18.11
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Firstar Trust Company                                                284,289.341                    10.60
AGG Growth Mutual Funds Port
C/o R. Meeder & Associates
P.O. Box 7177
Dublin, OH 43017
--------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           66,336.329                     17.03
Special Custody Account--REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         30,973.206                     7.95
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      78,126.059                     20.06
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
Michael Holmes (RIRA)                                                20,977.623                     5.39
24912 Hendon Street
Laguna Hills, CA 92651
--------------------------------------------------------------------------------------------------------------------------
Anthony M. Schultz                                                   42,862.238                     11.01
10020 Vista Montanoso
Escondido, CA 92026
--------------------------------------------------------------------------------------------------------------------------


                                          37


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                    PERCENT
--------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           5,805,079.603                  28.26
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         1,415,499.616                  6.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      5,057,504.725                  24.62
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   1,095,452.131                  5.33
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           36,233.927                     10.59
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         22,518.747                     6.58
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
PADCO Advisors, Inc.                                                 25,740.026                     7.52
6166 Executive Blvd.
Suite 400
Rockville, MD 20852
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   197,845.030                    57.81
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      19,190.326                     5.61
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------


                                      38


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                    PERCENT
--------------------------------------------------------------------------------------------------------------------------
Electronics Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           1,940,773.054                  16.42
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94101-4122
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      4,510,240.028                  38.15
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                     669,411.347                    5.66
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Energy Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            252,526.298                    12.64
Attn: Datalynx # A79
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      648,717.099                    32.46
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            389,596.025                    19.49
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------------------------------------------------
Star Bank, -NA CUST FBO                                              160,016.219                    8.01
Opti-Flex Dynamic Fund
P.O. Box 640229
Cincinatti, OH 45264-0229
--------------------------------------------------------------------------------------------------------------------------
Energy Services Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      2,223,899.229                  29.44
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            454,237.117                    6.01
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------------------------------------------------


                                          39


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                    PERCENT
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   438,107.597                    5.80
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                                                          19.17
Special Custody Account - REINV                                      1,448,197.024
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
Financial Services Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           1,252,988.209                  28.27
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         318,407.163                    7.18
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      1,033,577.363                  23.32
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   823,378.671                    18.58
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Health Care Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Nicholas Kardasis (RIRA)                                             511,608.669                    12.09
70 Standish Circle
Wellesley, MA 02481
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           398,177.006                    9.41
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      1,411,060.983                  33.34
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   240,417.860                    5.68
Benefit of Our Customers
55 Water Street
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            321,554.115                    7.60
Attn: Datalynx #379
P.O. Box 173736
Denver, CO 80017
--------------------------------------------------------------------------------------------------------------------------
Internet Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Randall R. Fisher (IRA)                                              61,804.697                     6.25
750 Camino Del Codorniz
Tucson, AZ 85748
--------------------------------------------------------------------------------------------------------------------------
Thomas W. Stauss                                                     91,787.603                     9.29
127 Nottingham Lane
Ocean Pines, MD 21811
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      138,874.680                    14.05
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
Leisure Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      195,372.178                    25.94
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
ABN AMRO Inc.                                                        283,808.019                    37.69
850-17002-18
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             58,858.100                     7.82
FBO LBS
P.O. Box 6503
Englewood, CO 80155
--------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund
--------------------------------------------------------------------------------------------------------------------------
First Trust & Co.                                                    171,067.503                    6.89
Attn: Datalynx #026
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------------------------------------------------
FTC & CO.                                                            236,112.116                    9.52
Attn: Datalynx #184
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------------------------------------------------
Retailing Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Allon & Beth Shadmi                                                  6,253.905                      6.29
12 Brandywine Ct.
Scotch Plains, NJ 07076
--------------------------------------------------------------------------------------------------------------------------


                                        41


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           8,830.052                      8.88
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         8,420.770                      8.46
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      12,049.124                     12.11
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
Sidney E. Hall (RIRA)                                                6,121.987                      6.15
6325 Lake Lucerne Drive
San Diego, CA 92119
--------------------------------------------------------------------------------------------------------------------------
Technology Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            195,252.162                    9.88
Attn: Datalynx #A79
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           220,040.815                    11.14
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      320,569.616                    16.22
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            127,971.189                    6.48
Attn: Datalynx #379
P.O. Box 173736
Denver, CO 80017
--------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                           786,584.201                    31.40
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         305,058.457                    12.18
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------


                                        42


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      260,181.245                    10.39
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
ABN AMRO Inc.                                                        143,787.227                    5.74
850-17002-18
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108
--------------------------------------------------------------------------------------------------------------------------
Transportation Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         493,394.460                    27.59
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   927,178.558                    51.84
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Utilities Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------------
Berenice Gates Hopper Trust                                          11,267.530                     5.84
DTD 3/18/69
220 Atherton Ave.
Atherton, CA 94027
--------------------------------------------------------------------------------------------------------------------------
Priscilla L. Clark (IRA)                                             9,689.922                      5.02
58 Jennie Dugan Rd.
Concord, MA 01742
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         11,347.908                     5.88
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
PADCO Services. Inc.                                                 20,554.985                     10.65
6116 Executive Blvd.
Suite 400
Rockville, MD 20852
--------------------------------------------------------------------------------------------------------------------------
Nova Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   67,313.284                     7.49
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------


                                         43



--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
Ursa Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
SBIC Income Fund                                                     73,343.507                     13.08
2220 Santiago Road
Santa Barbara, CA  93103
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   100,164.625                    17.87
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         50,207.885                     8.96
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      62,446.129                     11.14
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
OTC Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Mercantile-Safe Deposit & Trust Co.                                  377,836.354                    7.26
Daily Value Account
Attn: Mutual Funds
766 Old Hammonds Ferry Road
Linthicum, MD  21090
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   826,116.465                    15.87
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         590,125.983                    11.34
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            306,530.230                    5.89
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             342,950.246                    6.59
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
--------------------------------------------------------------------------------------------------------------------------


                                      44


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             38,259,779.000                 11.13
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
--------------------------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                        54,158,600.240                 15.76
Custodian Funds 92-5
15255 S. 94th Ave.
Suite 303
Orland Park, IL  60462
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp. for Exclusive                      30,681,759.119                 8.93
Benefit of Customers
P.O. Box 3751 Church Street Station
New York, NY 10008-3752
--------------------------------------------------------------------------------------------------------------------------
Independent Trust Corporation                                        41,974,489.230                 12.21
Custodian Funds 930
15255 S. 94th Ave.
Suite 303
Orland Park, IL  60462
--------------------------------------------------------------------------------------------------------------------------
Banking Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Centurion Trust Co. /B/O                                             9,652,647.572                  98.93
Omnibus/Centurion Capital Management
2424 E Camelback Road
Suite 530
Pheonix, AZ  85016
--------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities Corp.                                        3,280.840                      18.36
FBO 657-95850-16
1 Metrotech Center North
Brooklyn, NY  11201-3859
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   8,827.838                      49.39
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         2,117.497                      15.17
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
McDonald Investments, Inc. (FBO)                                     2,979.738                      16.67
40690029
Suite 2100
800 Superior Ave.
Cleveland, OH  44114
--------------------------------------------------------------------------------------------------------------------------


                                      45


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         472,075.240                    19.60
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp.                                    241,190.463                    10.01
200 Liberty Street
One World Financial Center
New York, NY 10281
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   572,835.851                    23.78
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             577,587.200                    23.98
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
--------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
P.J. Crescenzo                                                       2,610.398                      13.77
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
--------------------------------------------------------------------------------------------------------------------------
Centurion Trust Co. /B/O                                             2,171.046                      11.45
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
--------------------------------------------------------------------------------------------------------------------------
Arlene E. Shapiro (RIRA)                                             1,054.079                      5.56
5196 N. Via Velazquez
Tuscon, AZ  85750
--------------------------------------------------------------------------------------------------------------------------
Mark S. McLeod DDS Ltd.                                              1,031.206                      5.44
Profit Sharing Plan
4550 E. Grant Road
Tuscon, AZ  85750
--------------------------------------------------------------------------------------------------------------------------
Gail McCartney (IRA)                                                 1,037.377                      5.47
5800 N. Kilb Road #7135
Tucson, AZ  85750
--------------------------------------------------------------------------------------------------------------------------
Electronics Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            248,604.531                    13.69
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------------------------------------------------


                                        46


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            103,772.223                    5.71
Attn: Datalynx #089
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   180,089.900                    9.92
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             355,710.000                    19.59
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
--------------------------------------------------------------------------------------------------------------------------
IBEW Seventh District Retirement                                     136,357.117                    7.51
Benefit Trust DTD 6/1/78
418 S. Polk
Suite 200
Amarillo, TX  79101
--------------------------------------------------------------------------------------------------------------------------
Energy Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            23,962.729                     11.82
Attn: Datalynx #138
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   17,449.780                     8.61
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         22,577.917                     11.14
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
Energy Services Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   81,709.589                     8.56
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         87,893.207                     9.21
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303


                                        47


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            171,141.647                    17.93
Attn: Datalynx #138
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------------------------------------------------
Financial Services Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            891,407.995                    12.17
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            579,351.754                    7.91
Attn: Datalynx #022
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------------------------------------------------
Centurion Trust Co. /B/O                                             5,542,596.921                  75.65
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
--------------------------------------------------------------------------------------------------------------------------
Health Care Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            417,318.124                    6.10
Attn: Datalynx #022
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         498,590.033                    7.29
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
Centurion Trust Co. /B/O                                             5,400,254.540                  78.96
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
--------------------------------------------------------------------------------------------------------------------------
Internet Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Robert E. Behnken (IRA)                                              4,728.226                      11.20
475 Arlington Road
Brookville, OH  45309
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                  13,980.491                      33.12
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------


                                       48


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
P.J. Crescenzo                                                       3,277.898                      7.76
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
--------------------------------------------------------------------------------------------------------------------------
National Financial Services Corp.                                    5,693.665                      13.49
200 Liberty Street
One World Financial Center
New York, NY 10281
--------------------------------------------------------------------------------------------------------------------------
Scott E. Behnken (RIRA)                                              2,839.386                      6.73
475 Arlington Road
Brookville, OH  45309
--------------------------------------------------------------------------------------------------------------------------
Leisure Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Centurion Trust Co. /B/O                                             1,467,077.007                  99.70
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
--------------------------------------------------------------------------------------------------------------------------
Retailing Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         3,032.671                      28.96
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   6,879.491                      65.69
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Technology Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Centurion Trust Co. /B/O                                             617,319.390                    61.10
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             98,904.144                     9.79
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
--------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Centurion Trust Co. /B/O                                             885,686.397                    75.27
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
--------------------------------------------------------------------------------------------------------------------------


                                         49


--------------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS                                                     # OF SHARES                PERCENT
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         59,935.267                     5.09
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
Trust Company of America                                             146,073.000                    12.41
FBO: FPI
7103 S Revere Parkway
Englewood, CO  80112
--------------------------------------------------------------------------------------------------------------------------
Transportation Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette                                         4,673.503                      26.89
Pershing Division
P.O. Box 2052
Jersey City, NJ 07303
--------------------------------------------------------------------------------------------------------------------------
Centurion Trust Co. /B/O                                             2,606.261                      14.99
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Pheonix, AZ  85016
--------------------------------------------------------------------------------------------------------------------------
National Investor Services Corp. for the Exclusive                   5,965.169                      34.32
Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities Corp.                                        4,125.413                      23.73
FBO 657-95850-16
1 Metrotech Center North
Brooklyn, NY  11201-3859
--------------------------------------------------------------------------------------------------------------------------
Utilities Fund - Advisor Class
--------------------------------------------------------------------------------------------------------------------------
P.J. Crescenzo                                                       1,954.055                      6.31
P.J. Crescenzo Trustee
7225 N. Oracle Road, #200
Tucson, AZ  85704
--------------------------------------------------------------------------------------------------------------------------
FTC & Co.                                                            19,210.619                     62.05
Attn: Datalynx #089
P.O. Box 173736
Denver, CO  80217-3736
--------------------------------------------------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

On days when the CBOT is closed during its usual business hours, but the shares of the Bond Fund, Juno Fund or Juno Master Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund which are traded on the CBOT are valued at the earlier of
(i) the time of the execution of the last trade of the day for the Bond Fund, Juno Fund and Juno Master Fund in those CBOT-traded portfolio securities and
(ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund, Juno Fund and the Juno Master Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase "Eligible Securities." Eligible Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION

From time to time, each of the Funds (other than the Money Market Fund) may include the Fund?s total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Nova Fund, Precious Metals Fund, Ursa Fund and Ursa Master Fund may be compared to various unmanaged indices, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average. Performance information for the Precious Metals Fund also may be compared to its current benchmark, the XAU Index. Performance information for the OTC Fund may be compared to various unmanaged indices, including, but not limited to, its current benchmark, the NASDAQ 100 Index-Registered Trademark-, and the NASDAQ Composite Index-Registered Trademark-. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index-Registered Trademark- or the NASDAQ Composite Index-Registered Trademark-, and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index-Registered Trademark- or the NASDAQ Composite Index . Performance information for the Bond Fund and the Juno Fund may be compared to various unmanaged indices, including, but not limited to, the Shearson Lehman Government (LT) Index.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:


                                  P(1+T)TO THE POWER OF n = ERV

         Where:      P =      a hypothetical initial payment of $1,000;

                     T =      average annual total return;

                     n =      number of years (1, 5 or 10); and

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

For the one-year period, five-year period and period from the respective commencement of operations of the Funds ended March 31, 2000, the average annual compounded rate of return of the respective Funds (other than the Money Market
Fund), assuming the reinvestment of all dividends and distributions, was as follows:

------------------------------------------------------------------------------------------------------------------------------------
         FUND                CLASS                                    AVERAGE ANNUAL TOTAL RETURN
   (Inception Date)                   ----------------------------------------------------------------------------------------------

                                         ONE YEAR           THREE YEARS      FIVE YEARS          SINCE INCEPTION    AGGREGATE
                                                                                                                    TOTAL
                                                                                                                    RETURN
                                                                                                                    SINCE
                                                                                                                    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------

Nova Fund                INVESTOR             20.29%            33.54%            32.62%              26.03%        373.61%
(7/12/93)                CLASS
------------------------------------------------------------------------------------------------------------------------------------

Ursa Fund                                    (10.64)%          (17.82)%          (16.02)%            (13.58)%       (59.74)%
(1/7/94)
------------------------------------------------------------------------------------------------------------------------------------

OTC Fund                                     105.32%            76.84%            58.79%              47.49%        982.28%
(2/14/94)
------------------------------------------------------------------------------------------------------------------------------------

Arktos Fund                                  (56.39)             n/a                n/a              (60.23)        (76.61)%
(9/3/98)
------------------------------------------------------------------------------------------------------------------------------------

Juno Fund                                     3.97%            (1.91)%            (1.38)             (1.65)%         (8.10)%
(3/3/95)
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Bond Fund                    (2.26)%            8.33%              7.34%              3.60%          24.74%
(1/3/94)
------------------------------------------------------------------------------------------------------------------------------------

Banking Fund                                 (16.65)%            n/a                n/a              (14.50)%       (26.90)%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------

Basic Materials Fund                          2.84%              n/a                n/a              (10.73)%       (20.30)%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------


                                       54

------------------------------------------------------------------------------------------------------------------------------------
         FUND                CLASS                                    AVERAGE ANNUAL TOTAL RETURN
   (Inception Date)                   ----------------------------------------------------------------------------------------------

                                         ONE YEAR           THREE YEARS      FIVE YEARS          SINCE INCEPTION    AGGREGATE
                                                                                                                    TOTAL
                                                                                                                    RETURN
                                                                                                                    SINCE
                                                                                                                    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Biotechnology Fund                           125.98%             n/a                n/a               70.14%          189.48%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------

Consumer Products Fund                       (19.20)             n/a                n/a              (13.04)          (21.54%)
(7/6/98)
------------------------------------------------------------------------------------------------------------------------------------

Electronics Fund                             186.02%             n/a                n/a              100.25%          301.00%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------

Energy Fund                                   20.91%             n/a                n/a               4.38%             8.70%
(4/21/98)
------------------------------------------------------------------------------------------------------------------------------------

Financial                                    (4.97)%             n/a                n/a              (2.57)%           (5.06)%
Services Fund
(4/2/98)
------------------------------------------------------------------------------------------------------------------------------------

Health Care Fund                             (10.44)%            n/a                n/a               1.30%             2.55%
(4/17/98)
------------------------------------------------------------------------------------------------------------------------------------

Internet Fund*                                 n/a               n/a                n/a                n/a               n/a
(4/6/00)
------------------------------------------------------------------------------------------------------------------------------------

Leisure Fund                                  (0.07)%             n/a                n/a               5.84%           12.02%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------

Precious Metals Fund                          (10.26)%          (21.05)%          (15.60)%            (14.19)%        (62.08)%
(12/1/93)
------------------------------------------------------------------------------------------------------------------------------------

Retailing Fund                                (1.51)%             n/a                n/a               15.48%          33.35%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------

Technology Fund                                85.61              n/a                n/a               79.60%         215.90%
(4/14/98)
------------------------------------------------------------------------------------------------------------------------------------


                                       55

------------------------------------------------------------------------------------------------------------------------------------
         FUND                CLASS                                    AVERAGE ANNUAL TOTAL RETURN
   (Inception Date)                   ----------------------------------------------------------------------------------------------

                                         ONE YEAR           THREE YEARS      FIVE YEARS          SINCE INCEPTION    AGGREGATE
                                                                                                                    TOTAL
                                                                                                                    RETURN
                                                                                                                    SINCE
                                                                                                                    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------


Telecommunications Fund                        56.54%             n/a                n/a               42.82%         103.97%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------

Transportation Fund                           (21.90)%            n/a                n/a              (21.03)%        (37.60)%
(4/2/98)
------------------------------------------------------------------------------------------------------------------------------------

Utilities Fund*                                n/a               n/a                n/a                n/a               n/a
(4/3/00)
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Money                          4.48%             4.57%              4.60%              4.33%           30.78%
Market Fund
(12/3/93)
------------------------------------------------------------------------------------------------------------------------------------

Banking Fund                                 (17.16)%            n/a                n/a              (14.91)%         (27.60)%
(4/1/98)                 ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------

Basic Materials Fund                          2.72%              n/a                n/a              (13.57)%         (24.91)%
(4/14/98)
------------------------------------------------------------------------------------------------------------------------------------

Biotechnology Fund                           125.34%             n/a                n/a               68.90           185.28%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------

Consumer Products Fund                       (19.76)%            n/a                n/a              (6.83)%          (10.84)%
(8/17/98)
------------------------------------------------------------------------------------------------------------------------------------

Electronics Fund                             184.10%             n/a                n/a               99.54%          297.37%
(4/2/98)
------------------------------------------------------------------------------------------------------------------------------------

Energy Fund                                   20.31%             n/a                n/a               3.94%             7.65%
(5/5/98)
------------------------------------------------------------------------------------------------------------------------------------

Energy Services Fund                          53.58%             n/a                n/a              (3.25)%           (6.39)%
(4/2/98)
------------------------------------------------------------------------------------------------------------------------------------


                                       56

------------------------------------------------------------------------------------------------------------------------------------
         FUND                CLASS                                    AVERAGE ANNUAL TOTAL RETURN
   (Inception Date)                   ----------------------------------------------------------------------------------------------

                                         ONE YEAR           THREE YEARS      FIVE YEARS          SINCE INCEPTION    AGGREGATE
                                                                                                                    TOTAL
                                                                                                                    RETURN
                                                                                                                    SINCE
                                                                                                                    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------

Financial Services Fund                      (5.19)%             n/a                n/a              (5.11)%          (9.90)%
(4/6/98)
------------------------------------------------------------------------------------------------------------------------------------

Health Care Fund                             (10.95)%            n/a                n/a               1.03%            1.97%
(5/11/98)
------------------------------------------------------------------------------------------------------------------------------------

Internet Fund*                                 n/a               n/a                n/a                n/a               n/a
(4/6/00)
------------------------------------------------------------------------------------------------------------------------------------

Leisure Fund                                 (1.06)%             n/a                n/a               9.53%           18.09%
(6/3/98)
------------------------------------------------------------------------------------------------------------------------------------

Retailing Fund                               (1.52)%             n/a                n/a               15.71%          32.82%
(4/21/98)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     187.82%
Technology Fund                               84.62%             n/a                n/a               73.27%
(4/29/98)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     101.37%
Telecommunications Fund                       55.98%             n/a                n/a               41.90%
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (33.48)%
Transportation Fund                          (22.52)%            n/a                n/a              (20.16)%
(6/9/98)
------------------------------------------------------------------------------------------------------------------------------------

Utilities Fund*                                n/a               n/a                n/a                n/a               n/a
(4/3/00)
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Money                         3.94%            4.21%**            4.39%**            4.22%**          29.45%
Market Fund
(4/1/98)
------------------------------------------------------------------------------------------------------------------------------------

Nova Fund                                     19.74%           31.24%**          31.26%**            24.92%**        370.23%
(7/12/93)
------------------------------------------------------------------------------------------------------------------------------------


                                       57

------------------------------------------------------------------------------------------------------------------------------------
         FUND                CLASS                                    AVERAGE ANNUAL TOTAL RETURN
   (Inception Date)                   ----------------------------------------------------------------------------------------------

                                         ONE YEAR           THREE YEARS      FIVE YEARS          SINCE INCEPTION    AGGREGATE
                                                                                                                    TOTAL
                                                                                                                    RETURN
                                                                                                                    SINCE
                                                                                                                    INCEPTION
------------------------------------------------------------------------------------------------------------------------------------

Ursa Fund                                    (11.03)%          18.24%**          16.58%**           (14.13)%**       (60.83)%
(1/7/94)
------------------------------------------------------------------------------------------------------------------------------------

OTC Fund                                     104.26%           75.98%**          58.01%**            46.77%**        974.20%
(2/14/94)
------------------------------------------------------------------------------------------------------------------------------------

*The Ursa Master, Arktos Master, Juno Master, Internet, and Utilities Funds had not commenced operations as of March 31, 2000.
 ** Advisor Class Shares of the U.S. Government Money Market, Ursa, Nova and OTC Funds were offered beginning April 1, 1998, August 5, 1998, October 15, 1998, and September 22, 1998, respectively. The prior performance shown represents performance of the Funds' Investor Class Shares. Performance has been adjusted to reflect the increased expense ratio of Advisor Class Shares.

INFORMATION ON COMPUTATION OF YIELD

THE U.S. GOVERNMENT BOND FUND
In addition to the total return quotations discussed above, the Bond Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b\cd)+ 1] TO THE POWER OF 6- 1

         Where:      a =      dividends and interest earned during the period;

                     b =      expenses accrued for the period (net of
                              reimbursements);

                     c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                     d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Bond Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Bond Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Bond Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

The Bond Fund's yield, as of March 31, 2000, based on a thirty-day base period, was approximately 4.82%.

THE MONEY MARKET FUND
The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 2000, were 5.10% and 4.90%, respectively, for Investor Class shares and 4.57% and 4.40%, respectively, for Advisor Class shares.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund?s investors.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the
CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid Federal income tax at the level of the Bond Fund. Shareholders of the Bond Fund will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

REGULATED INVESTMENT COMPANY STATUS
As a RIC, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders of the Money Market Fund will be subject to Federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to a shareholder of the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares of the Money Market Fund or in cash. Since the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to quality as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SPECIAL TAX CONSIDERATIONS APPLICABLE TO THE SECTOR FUNDS AND THE UTILITIES MASTER FUND In general, with respect to the Sector Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Sector Funds may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Nova Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, and Sector Funds in its operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, and Sector Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's web site at www.rydexfunds.com or call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and each of the Funds. Firstar (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2000, including notes thereto and the report of Deloitte & Touche LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                 APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS
Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                       6116 EXECUTIVE BOULEVARD, SUITE 400
                            ROCKVILLE, MARYLAND 20852

                                 1-800-820-0888
                                  301-468-8520

                               www.rydexfunds.com

Rydex Series Funds (the "Trust") is a mutual fund complex with thirty separate investment portfolios (the "Funds"). This Statement of Additional Information ("SAI") relates to shares of the following portfolios:




                              LARGE-CAP EUROPE FUND
                              LARGE-CAP JAPAN FUND




This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated August 1, 2000. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.


                      The date of this SAI is August 1, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION ABOUT THE TRUST...........................................3

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS..............................3

INVESTMENT RESTRICTIONS......................................................14

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................16

MANAGEMENT OF THE TRUST......................................................17

DETERMINATION OF NET ASSET VALUE.............................................22

PERFORMANCE INFORMATION......................................................22

CALCULATION OF RETURN QUOTATIONS.............................................23

PURCHASE AND REDEMPTION OF SHARES............................................24

DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................25

OTHER INFORMATION............................................................27

COUNSEL......................................................................28

AUDITORS AND CUSTODIAN.......................................................28

APPENDIX.....................................................................29


GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. Currently, the Trust has thirty separate series. The Nova, Ursa, OTC, Arktos, U.S. Government Bond (the "Bond Fund"), and Juno Funds (collectively, the "Benchmark Funds") are designed to provide investment results which match the performance of a specific benchmark. The Large-Cap Europe and Large-Cap Japan Funds (collectively, the "International Funds") are designed to provide investment returns which correlate to the performance of a specific benchmark. The Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Internet, Leisure, Precious Metals, Retailing, Technology, Telecommunications, Transportation, Utilities, and Utilities Master Funds (collectively, the "Sector Funds") are designed to provide exposure to specific economic sectors. The Ursa Master, Arktos Master, and Juno Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Ursa, Arktos, and Juno Funds, respectively. The Utilities Master Fund is not currently offering shares and at which time it does offer shares, it will only do so through a master-feeder arrangement with the Utilities Fund. The Trust also offers shares of the U.S. Government Money Market Fund (the "Money Market Fund"). All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

The Trust currently offers Investor Class Shares, Advisor Class Shares, and Shares of the International Funds. Investor Class Shares are sold principally to professional money managers and to investors who take part in certain asset-allocation investment strategies. Advisor Class Shares are offered through broker-dealers and other financial institutions ("intermediaries") that have entered into arrangements with the Trust's Distributor (the "Distributor") to sell Advisor Class Shares to their customers. Advisor Class Shares differ from Investor Class Shares primarily in the allocation of certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. Sales of shares of each Class are made without a sales charge at each Fund's per share net asset value. Additional Funds and/or classes may be created from time to time. This SAI relates only to shares of the Large-Cap Europe Fund and Large-Cap Japan Fund, which are offered without class designation.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. PADCO Advisors, Inc. operates under the name Rydex Global Advisors (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that a Fund's investment objective would be furthered.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

CURRENCY TRANSACTIONS
Although the Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN ISSUERS
The Funds may invest in issuers located outside the United States. The Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares", or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES
Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Funds may buy call options and write (sell) put options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDICES. The Funds may purchase call options and write put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.

A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purpose of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amounts of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Funds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
As discussed in the Trust's prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" in the Trust's Prospectus). Because each Fund's portfolio turnover rate, to a great extent, will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

RISK FACTORS REGARDING EUROPE
The Large-Cap Europe Fund seeks to provide investment results which match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Dow Jones Stoxx 50SM Index (the "Stoxx 50 Index"). The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 16 countries include the 15 western European countries which comprise the European Union (EU) and Switzerland.

The EU consists of 15 countries of western Europe: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The EU's primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the Fund may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

Europe may experience difficulty with the transition to the euro. For example, different national economies must adjust to a unified monetary system, the absence of exchange rate flexibility and the loss of economic sovereignty. The Continent's economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each Fund's euro-denominated investments.

RISK FACTORS REGARDING JAPAN
The Large-Cap Japan Fund seeks to provide investment results which match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is Japan's Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange.

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities: Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The Tokyo Stock Exchange (TSE) is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks, which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in southeast Asia. As the largest economy trading in southeast Asia, external events such as the economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan.

Japanese unemployment levels are high and have been an area of increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs.

Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange, board of trade, or in the over the counter market. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) fluctuations in currency exchange rates; (2) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements;
(10) the time difference between the close of the Funds' respective benchmark and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Funds' performance may tend to vary from the closing performance of the Funds' respective benchmarks. However, the Funds performance attempts to correlate highly with the movement in their respective benchmarks over time.

U.S. GOVERNMENT SECURITIES
The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government

National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Funds will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

An International Fund shall not:

    1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

    2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

    3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

    4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

    5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

    6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each International Fund may not:

    1. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

    2.  Invest in companies for the purpose of exercising control.

    3. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and
        (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

    4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

    5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided. While the Advisor currently does not intend to pay higher commissions to dealers and brokers who supply it with brokerage and research services, in the event such higher payments would be made or are deemed to have been made, such higher payments would be in accordance with Section 28(e).

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*ALBERT P. VIRAGH, JR. (58)

    Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment adviser, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment adviser, 1998 to

--------
    *This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

    present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

COREY A. COLEHOUR (54)

    Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address:
    6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

J. KENNETH DALTON (58)

    Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex
    Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

JOHN O.  DEMARET (60)

    Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

PATRICK T.  MCCARVILLE (57)

    Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.
    Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland
    20852.

ROGER SOMERS (55)

    Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

OFFICERS

ROBERT M. STEELE (41)

    Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CARL G. VERBONCOEUR (47)

    Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of the Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

MICHAEL P. BYRUM (30)

    Vice President and Assistant Secretary of Rydex Series Funds, 1997 to present; Vice President and Assistant Secretary of the Rydex Variable Trust, 1998 to present; Vice President and Assistant Secretary of the Rydex Dynamic Funds, 1999 to present; Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment adviser, 1993 to present; Vice President and Senior Portfolio Manager of PADCO Advisors II Inc., investment adviser, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993.
    Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2000, is set forth in the table below:

--------------------------------------------------------------------------------------------------
Name of Person,        Aggregate         Pension or        Estimated Annual         Total
  Position            Compensation   Retirement Benefits    Benefits Upon        Compensation
                       From Trust    Accrued as Part of      Retirement           From Fund
                                      Trust's Expenses                            Complex For
                                                                                Service on Three
                                                                                    Boards**
--------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.*,    $0                 $0                  $0                   $0
CHAIRMAN AND PRESIDENT

--------------------------------------------------------------------------------------------------
Corey A. Colehour,       $23,000              $0                  $0                 $34,500
TRUSTEE
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Name of Person,        Aggregate         Pension or        Estimated Annual         Total
  Position            Compensation   Retirement Benefits    Benefits Upon        Compensation
                       From Trust    Accrued as Part of      Retirement           From Fund
                                      Trust's Expenses                            Complex For
                                                                                Service on Three
                                                                                    Boards**
--------------------------------------------------------------------------------------------------
J. Kenneth Dalton,       $23,000              $0                  $0                 $34,500
TRUSTEE
--------------------------------------------------------------------------------------------------
Roger Somers,            $23,000              $0                  $0                 $34,500
TRUSTEE
--------------------------------------------------------------------------------------------------
John O. Demaret,         $23,000              $0                  $0                 $34,500
TRUSTEE
--------------------------------------------------------------------------------------------------
Patrick T. McCarville,   $23,000              $0                  $0                 $34,500
TRUSTEE
--------------------------------------------------------------------------------------------------

*  Denotes an "interested person" of the Trust.
** Each member of the Board of Trustees also serves as a Trustee to Rydex
   Variable Trust and to Rydex Dynamic Funds.

THE ADVISORY AGREEMENT
Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 30, 2000, net assets under management of the Advisor were approximately $ 8.7 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below:

        FUND                               ADVISORY FEE
        Large-Cap Europe Fund                   .90%
        Large-Cap Japan Fund                    .90%

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor's office is located at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. PADCO Advisors, Inc. was incorporated in the
State of Maryland on February 5, 1993. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for shares of the Funds under the general supervision and control of the Trustees and the officers of the Trust.

Under the Distribution Plan, the Distributor may use its fees for: (i) compensation for its services in connection with distribution assistance; or
(ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. The Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Standard Time ("EST"), prior to the opening of the NYSE. The Stoxx 50SM Index is determined in the mid-morning (approximately 10:30 a.m.) U.S. EST, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national and international exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used.

For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer at the time NAV is determined. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years
(up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Funds may be compared to various unmanaged indices.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                               (n)
                         P(1+T)   = ERV

   Where:   P =     a hypothetical initial payment of $1,000;

            T =     average annual total return;

            n =     number of years (1, 5, or 10); and

            ERV= ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the Commission to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND
The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.

REGULATED INVESTMENT COMPANY ("RIC") STATUS
As a RIC, a Fund would not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SPECIAL TAX CONSIDERATIONS
In general, with respect to the Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures, or forward contracts will be valued for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Funds may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Funds will utilize options on stock indices in their operations. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of the Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualification for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING
Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's web site at www.rydexfunds.com or call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, are the auditors and the independent certified public accountants of the Trust and each of the Funds. Bank of New York (the "Custodian"), 100 Church Street, New York, N.Y. 10286, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS
Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in "Aaa" securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                     PART C

                                OTHER INFORMATION

ITEM 23.       EXHIBITS

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(b)            By-Laws of the Registrant incorporated herein by reference to
               Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed, on October 30, 1996.

(c)            Not applicable.

(d)(1) Investment Management Agreement between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to
               Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(3) Amendment to Investment Management Agreement between the Registrant and PADCO Advisors, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3d of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Adviser Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(f)            Not applicable.

(g)            Custody Agreement between Registrant and Star Bank, N.A.
               incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(2) Portfolio Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to
               Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3h of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(h)(4) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated December 11, 1998 incorporated herein by reference to Exhibit 4h of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

(i)            Legal Opinion of Morgan, Lewis & Bockius LLP is filed herewith.

(j)            Consent of Deloitte & Touche LLP is filed herewith.

(k)            Not applicable.

(l )           Not applicable.

(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.


(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on
               March 1, 1996.

(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(n)            Not applicable.

(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q)            Powers of Attorney incorporated herein by reference to Exhibit
               (p) of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30,1999.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25. INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

          (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

          (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

          (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Service Company, Inc. (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Distributors, Inc. (formerly PADCO Financial Services, Inc.) (the "Distributor"), the distributor of the shares of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

ITEM 27. PRINCIPAL UNDERWRITER

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for Advisor Class Shares, International Funds Shares, and Small-Cap Fund Shares of the Registrant, shares of Rydex Variable Trust, and shares of Rydex Dynamic Funds.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH                  POSITIONS AND OFFICES
BUSINESS ADDRESS*                     UNDERWRITER                               WITH REGISTRANT
----------------------------------------------------------------------------------------------------
Albert P. Viragh, Jr.        Chairman of the Board of Directors,           Chairman of the Board
                             President and Treasurer                       of Trustees and President

Amanda C. Viragh             Director                                      None

Carl G. Verboncoeur          Vice President                                Vice President

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Rockville, Maryland 20852.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to the Registration Statement (File No. 811-07584) be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 27th day of July, 2000.

                                      Rydex Series Funds

                                      By: /s/ Albert P. Viragh, Jr.
                                         --------------------------
                                      Albert P. Viragh, Jr.,
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities on the dates indicated.

Signatures                                   Title                                       Date
----------                                   -----                                       ----
/s/ Albert P. Viragh, Jr.                    Chairman of the Board of Trustees,          July 27, 2000
--------------------------------
Albert P. Viragh, Jr.                        Principal Executive Officer, and
                                             President

              *                              Member of the Board of Trustees             July 27, 2000
--------------------------------
Corey A. Colehour

              *                              Member of the Board of Trustees             July 27, 2000
--------------------------------
J. Kenneth Dalton

              *                              Member of the Board of Trustees             July 27, 2000
--------------------------------
Roger Somers

              *                              Member of the Board of Trustees             July 27, 2000
--------------------------------
John O. Demaret

               *                             Member of the Board of Trustees             July 27, 2000
--------------------------------
Patrick T. McCarville


/s/ Carl G. Verboncoeur                      Vice President and Treasurer                July 27, 2000
--------------------------------
Carl G. Verboncoeur

/s/ Albert P. Viragh, Jr.
--------------------------------
Albert P. Viragh, Jr., Attorney in Fact
*Powers of Attorney previously filed

                                  EXHIBIT INDEX

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(b) By-Laws of Registrant incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(c)            Not applicable.
(d)(1) Investment Advisory Agreement between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to
               Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(d)(3) Amendment to Advisory Agreement between the Registrant and PADCO Advisors, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3d of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.
(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Adviser Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.
(f)            Not applicable.
(g)            Custody Agreement between Registrant and Star Bank, N.A.
               incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(2) Portfolio Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to
               Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.
(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company dated March 16, 1998 incorporated herein by reference to Exhibit 3h of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.
(h)(4) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated December 11, 1998 incorporated herein by reference to Exhibit 4h of Post-Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

(i)            Legal Opinion of Morgan, Lewis & Bockius LLP is filed herewith.
(j)            Consent of Deloitte & Touche LLP is filed herewith.

(k)            Not applicable.
(l)            Not applicable.
(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.
(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on
               March 1, 1996.
(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.
(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 10 to this Registration Statement, filed on March 2, 1998.
(n)            Not applicable.
(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.
(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (q) of Post-

               Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q)            Powers of Attorney incorporated herein by reference to Exhibit
               (p) of Post- Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.